UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited)

Templeton Emerging Markets Bond Fund	Warrants			Value
Warrants 0.0%
South Africa 0.0%
[a,h]Edcon Holdings Ltd., F wts., 2/20/49	84			$—
[a,h]Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,h]Edcon Holdings Ltd., F2 wts., 2/20/49	121,670			—

Total Warrants (Cost $—)				—
	Principal Amount*
Foreign Government and Agency Securities 63.6%
Brazil 7.5%
Letra Tesouro Nacional, Strip,
1/01/16	260[b] BRL			66,436
7/01/16	30[b] BRL			7,148
10/01/16	100[b] BRL			22,909
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,635[b] BRL			645,460
10.00%, 1/01/21	770[b] BRL			161,217
[c]Index Linked, 6.00%, 5/15/19	90	[b]	BRL	61,259
[c]Index Linked, 6.00%, 8/15/20	20	[b]	BRL	13,391
[c]Index Linked, 6.00%, 8/15/22	60	[b]	BRL	39,299
[c]Index Linked, 6.00%, 5/15/23	313	[b]	BRL	203,807
[c]Index Linked, 6.00%, 8/15/24	10	[b]	BRL	6,562
				1,227,488
Ecuador 4.6%
[d]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	970,000			749,053

Ethiopia 1.2%
[d]Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	200,000			186,777

Ghana 2.6%
Ghana Treasury Note, 23.95%, 11/06/17	120,000		GHS	31,874
Government of Ghana,
16.90%, 3/07/16	130,000		GHS	33,539
19.24%, 5/30/16	60,000		GHS	15,433
23.00%, 2/13/17	30,000		GHS	7,855
25.48%, 4/24/17	10,000		GHS	2,692
24.44%, 5/29/17	90,000		GHS	24,004
26.00%, 6/05/17	10,000		GHS	2,717
25.40%, 7/31/17	30,000		GHS	8,099
23.00%, 8/21/17	111,000		GHS	29,036
23.47%, 5/21/18	90,000		GHS	23,741
24.50%, 10/22/18	885,000		GHS	238,166
				417,156
Hungary 0.6%
Government of Hungary, A, 6.75%, 11/24/17	25,850,000		HUF	96,786

Indonesia 4.2%
Government of Indonesia,
7.875%, 4/15/19	32,000,000		IDR	2,284
8.375%, 3/15/34	1,720,000,000		IDR	119,349
FR31, 11.00%, 11/15/20	777,000,000		IDR	61,658
senior bond, FR53, 8.25%, 7/15/21	17,000,000		IDR	1,219
senior bond, FR70, 8.375%, 3/15/24	7,090,000,000		IDR	507,343
				691,853
Malaysia 0.7%
Government of Malaysia,
3.314%, 10/31/17	60,000		MYR	14,186
senior bond, 4.262%, 9/15/16	140,000		MYR	33,291
senior bond, 3.814%, 2/15/17	100,000		MYR	23,791
senior note, 3.172%, 7/15/16	60,000		MYR	14,137

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
senior note, 3.394%, 3/15/17	30,000	MYR	7,104
senior note, 4.012%, 9/15/17	110,000	MYR	26,330
			118,839
Mexico 12.3%
Government of Mexico,
7.25%, 12/15/16	139,100[e] MXN		870,043
7.75%, 12/14/17	170,950[e] MXN		1,104,151
senior note, M, 5.00%, 6/15/17	6,400	MXN	39,231
			2,013,425
Mongolia 1.0%
[d]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		162,689

Philippines 1.7%
Government of the Philippines, senior note, 1.625%, 4/25/16	13,400,000	PHP	283,322

Republic of Montenegro 0.7%
[d]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	119,691

Senegal 1.1%
[d]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		185,804

Serbia 6.4%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		286,218
Serbia Treasury Bonds, 8.00%, 10/22/20	4,210,000	RSD	39,266
Serbia Treasury Note,
10.00%, 1/30/16	190,000	RSD	1,675
10.00%, 5/22/16	580,000	RSD	5,213
8.00%, 10/02/16	54,510,000	RSD	491,918
8.00%, 3/23/17	30,000	RSD	274
8.00%, 4/06/17	60,000	RSD	549
10.00%, 5/08/17	350,000	RSD	3,288
10.00%, 4/27/18	18,310,000	RSD	177,830
10.00%, 3/20/21	830,000	RSD	8,295
10.00%, 9/11/21	2,130,000	RSD	21,122
			1,035,648
South Korea 2.6%
Korea Monetary Stabilization Bond, senior note,
2.07%, 12/02/16	115,200,000	KRW	99,674
1.96%, 2/02/17	286,100,000	KRW	247,334
Korea Treasury Bond, senior note, 3.00%, 12/10/16	95,400,000	KRW	83,324
			430,332
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000	LKR	9,322
10.60%, 9/15/19	290,000	LKR	2,150
A, 7.50%, 8/15/18	190,000	LKR	1,308
C, 8.50%, 4/01/18	15,500,000	LKR	109,738
			122,518
Ukraine 7.7%
[d]Government of Ukraine, 144A,
7.75%, 9/01/24	114,000		107,780
7.75%, 9/01/20	253,000		245,731
7.75%, 9/01/21	220,000		211,448
7.75%, 9/01/22	220,000		210,098
7.75%, 9/01/23	220,000		209,245
[m]GDP Linked Securities, 5/31/40	250,000		117,500
[d]Kyiv Finance PLC, (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		160,135
			1,261,937
Uruguay 3.4%
[g]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	295,208	UYU	9,057
senior bond, Index Linked, 5.00%, 9/14/18	346,922	UYU	11,838
senior bond, Index Linked, 4.375%, 12/15/28	2,038,228	UYU	62,185

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
senior bond, Index Linked, 4.00%, 7/10/30	311,512	UYU	9,162
Uruguay Notas del Tesoro,
9.50%, 1/27/16	10,000	UYU	335
11.00%, 3/21/17	120,000	UYU	3,869
7, 13.25%, 4/08/18	750,000	UYU	24,410
[g]10, Index Linked, 4.25%, 1/05/17	129,112	UYU	4,340
[g]13, Index Linked, 4.00%, 5/25/25	96,834	UYU	3,016
[g]18, Index Linked, 2.25%, 8/23/17	11,749,192	UYU	380,305
Uruguay Treasury Bill, Strip,
7/28/16	120,000	UYU	3,731
4/03/17	70,000	UYU	1,960
5/19/17	1,510,000	UYU	41,478
			555,686
Zambia 4.5%
[d]Government of Zambia International Bond,
144A, 5.375%, 9/20/22	210,000		162,256
144A, 8.50%, 4/14/24	200,000		173,953
senior bond, 144A, 8.97%, 7/30/27	460,000		399,570
			735,779
Total Foreign Government and Agency Securities (Cost $11,560,151)			10,394,783
Quasi-Sovereign and Corporate Bonds 12.8%
Bermuda 1.2%
[d]Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	230,000		186,588
Costa Rica 3.5%
[h]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		576,411
Nigeria 2.8%
[d,f]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000		179,375
[d]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000		277,414
			456,789
Poland 0.9%
[d,i]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	152,561
Romania 0.7%
[d]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	113,590
South Africa 1.3%
[d]Edcon Ltd., senior secured note, 144A,
9.50%, 3/01/18	230,000	EUR	154,931
[i]PIK, 8.00%, 6/30/19	10,668	EUR	9,818
[i]PIK, 8.00%, 6/30/19	21,337	EUR	20,074
[i]PIK, 12.75%, 6/30/19	32,006	EUR	30,112
			214,935
Turkey 1.3%
[d]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	200,000		206,750
Ukraine 1.1%
[d]Ukreiximbank, (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%,	200,000		183,370
1/22/25

Total Quasi-Sovereign and Corporate Bonds (Cost $2,468,494)			2,090,994
Total Investments before Short Term Investments (Cost $14,028,645)			12,485,777

Short Term Investments 17.6%
Foreign Government and Agency Securities 2.3%
Indonesia 0.4%
[j]Indonesia Treasury Bill, 1/07/16 - 2/04/16	871,000,000	IDR	62,534
Malaysia 1.2%
[j]Bank of Negara Monetary Note, 3/01/16 - 10/18/16	640,000	MYR	147,421

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
[j]Malaysia Treasury Bill, 12/04/15 - 5/27/16	230,000		MYR	53,926
				201,347
Mexico 0.5%
[j]Mexico Treasury Bill, 12/10/15 - 10/13/16	129,790	[k]	MXN	77,228
Philippines 0.2%
Government of the Philippines, senior note, 7.00%, 1/27/16	130,000		PHP	2,772
[j]Philippine Treasury Bill, 2/03/16 - 9/07/16	1,400,000		PHP	29,263
				32,035
Uruguay 0.0%†
[j]Uruguay Treasury Bill, 1/04/16 - 4/11/16	50,000		UYU	1,634
Total Foreign Government and Agency Securities (Cost $386,490)				374,778
Total Investments before Money Market Funds (Cost $14,415,134)				12,860,555
	Shares
Money Market Funds (Cost $2,496,329) 15.3%
United States 15.3%
[a,l]Institutional Fiduciary Trust Money Market Portfolio	2,496,329			2,496,329
Total Investments (Cost $16,911,464) 94.0%				15,356,884
Other Assets, less Liabilities 6.0%				979,322
Net Assets 100.0%				$16,336,206

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Principal amount is stated in 1,000 Brazilian Real Units.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $5,202,531, representing 31.85% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f The coupon rate shown represents the rate at period end.
g Principal amount of security is adjusted for inflation.
h See Note 6 regarding restricted securities.
i Income may be received in additional securities and/or cash.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l See Note 7 regarding investments in affiliated management investment companies.
m Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	281,000	$348,187	12/07/15	$51,193	$-
Chilean Peso	CITI	Buy	18,742,000	26,956	12/09/15	-	(614)
Chilean Peso	DBAB	Buy	37,315,000	53,741	12/17/15	-	(1,339)
Japanese Yen	JPHQ	Sell	10,000,000	83,320	1/07/16	1,971	-
Malaysian Ringgit	JPHQ	Buy	239,000	64,656	1/11/16	-	(8,509)
Chilean Peso	MSCO	Buy	18,426,250	26,052	1/19/16	-	(268)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Indian Rupee	JPHQ	Buy	13,837,500	210,572	1/19/16	-	(4,187)
Euro	CITI	Sell	28,594	33,537	1/20/16	3,273	-
Euro	DBAB	Sell	128,180	139,806	1/20/16	4,141	-
Chilean Peso	DBAB	Buy	36,852,500	53,760	1/21/16	-	(2,202)
Euro	DBAB	Sell	110,000	125,505	1/29/16	9,054	-
Philippine Peso	DBAB	Buy	2,407,100	52,866	1/29/16	-	(2,045)
Euro	DBAB	Sell	100,000	113,630	2/03/16	7,751	-
Japanese Yen	JPHQ	Sell	20,400,000	174,875	2/08/16	8,820	-
Japanese Yen	SCNY	Sell	20,370,000	174,588	2/08/16	8,777	-
Japanese Yen	BZWS	Sell	20,370,000	174,586	2/09/16	8,772	-
Japanese Yen	JPHQ	Sell	20,420,000	174,956	2/09/16	8,735	-
Chilean Peso	JPHQ	Buy	18,573,000	26,224	2/12/16	-	(301)
Chilean Peso	MSCO	Buy	18,426,250	25,974	2/16/16	-	(268)
Mexican Peso	CITI	Buy	11,210,000	643,303	2/26/16	28,902	-
Philippine Peso	DBAB	Buy	2,407,100	50,624	3/31/16	38	-
Euro	BZWS	Sell	367,000	400,753	4/01/16	11,489	-
Japanese Yen	BZWS	Sell	46,442,500	390,040	4/01/16	11,460	-
Malaysian Ringgit	DBAB	Buy	389,000	101,851	4/01/16	-	(10,744)
Malaysian Ringgit	JPHQ	Buy	827,050	183,239	4/01/16	10,463	-
South Korean Won	JPHQ	Buy	227,006,000	189,995	4/04/16	5,095	-
Malaysian Ringgit	JPHQ	Buy	16,110	3,622	4/05/16	151	-
Japanese Yen	JPHQ	Sell	10,000,000	83,485	4/07/16	1,953	-
Malaysian Ringgit	DBAB	Buy	151,500	34,131	4/07/16	1,344	-
Ghanaian Cedi	BZWS	Buy	41,344	8,759	4/08/16	1,170	-
Euro	DBAB	Sell	100,000	110,870	4/28/16	4,711	-
Euro	DBAB	Sell	118,000	130,756	4/29/16	5,484	-
South Korean Won	JPHQ	Buy	45,013,200	40,793	5/16/16	-	(2,131)
South Korean Won	JPHQ	Buy	44,970,700	40,879	5/18/16	-	(2,255)
Euro	JPHQ	Sell	109,400	125,560	5/20/16	9,339	-
South Korean Won	JPHQ	Buy	33,768,000	30,906	5/20/16	-	(1,904)
Euro	BZWS	Sell	105,000	117,760	5/23/16	6,203	-
Mexican Peso	JPHQ	Buy	6,083,000	385,794	5/31/16	-	(23,570)
Malaysian Ringgit	JPHQ	Buy	291,780	75,391	6/30/16	-	(7,318)
Philippine Peso	DBAB	Buy	816,880	17,807	6/30/16	-	(715)
Philippine Peso	JPHQ	Buy	823,000	17,981	7/01/16	-	(762)
Malaysian Ringgit	JPHQ	Buy	431,250	112,104	7/05/16	-	(11,517)
Japanese Yen	JPHQ	Sell	10,000,000	83,681	7/07/16	1,895	-
Malaysian Ringgit	HSBK	Buy	356,895	91,138	7/21/16	-	(7,961)
Euro	DBAB	Sell	137,450	152,858	8/15/16	6,356	-
Euro	DBAB	Sell	450,800	511,027	10/03/16	29,525	-
Euro	DBAB	Sell	393,000	444,522	10/07/16	24,682	-
Japanese Yen	JPHQ	Sell	10,000,000	83,931	10/07/16	1,841	-
Euro	DBAB	Sell	155,000	175,770	10/11/16	10,154	-
Japanese Yen	HSBK	Sell	19,800,000	166,618	10/11/16	4,050	-
Japanese Yen	BZWS	Sell	10,100,000	85,013	10/13/16	2,079	-
Japanese Yen	DBAB	Sell	9,900,000	83,354	10/13/16	2,064	-
Euro	DBAB	Sell	59,000	65,257	11/07/16	2,141	-
Euro	BZWS	Sell	100,000	108,436	11/16/16	1,416	-
Total Forward Exchange Contracts						$296,492	$(88,610)
Net unrealized appreciation (depreciation)						$207,882

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD	LCH	$960,000	10/17/17	$-	$(231)
BBA LIBOR Pay Fixed rate 0.926%
Receive Floating rate 3-month USD	CME	520,000	8/22/23	-	(47,383)
BBA LIBOR Pay Fixed rate 3.018%
Receive Floating rate 3-month USD	LCH	440,000	1/22/25	772	-
BBA LIBOR Pay Fixed rate 1.914%
Receive Floating rate 3-month USD	LCH	550,000	1/23/25	-	(1,715)
BBA LIBOR Pay Fixed rate 1.970%
Receive Floating rate 3-month USD	LCH	320,000	1/27/25	-	(1,012)
BBA LIBOR Pay Fixed rate 1.973%
Receive Floating rate 3-month USD	LCH	80,000	1/29/25	12	-
BBA LIBOR Pay Fixed rate 1.937%
Receive Floating rate 3-month USD	LCH	70,000	1/30/25	-	(13)
BBA LIBOR Pay Fixed rate 1.942%
Receive Floating rate 3-month USD	LCH	110,000	2/03/25	1,232	-
BBA LIBOR Pay Fixed rate 1.817%
Receive Floating rate 3-month USD	CME	300,000	8/22/43	-	(86,712)
BBA LIBOR Pay Fixed rate 3.848%
Receive Floating rate 3-month USD	CME	300,000	12/23/43	-	(89,071)
BBA LIBOR Pay Fixed rate 3.849%

Total Interest Rate Swap Contracts				$2,016	$(226,137)
Net unrealized appreciation (depreciation)					$(224,121)

ABBREVIATIONS

Counterparty/Exchange

BZWS        Barclays Bank PLC
CITI            Citibank N.A.
CME           Chicago Mercantile Exchange
DBAB         Deutsche Bank AG
HSBK         HSBC Bank PLC
JPHQ         JPMorgan Chase Bank, N.A.
LCH           London Clearing House
MSCO        Morgan Stanley and Co. Inc.
SCNY        Standard Chartered Bank

Currency

BRL         Brazilian Real
EUR        Euro
GHS        Ghanaian Cedi
HUF        Hungarian Forint
IDR         Indonesian Rupiah
KRW      South Korean Won
LKR       Sri Lankan Rupee
MXN      Mexican Peso
MYR      Malaysian Ringgit

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
PHP	Philippine Peso
RSD	Serbian Dinar
UYU	Uruguayan Peso
Selected Portfolio

FRN	Floating Rate Note
GDP	Gross Domestic Product
PIK	Payment-In-Kind

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 66.9%
Brazil 8.5%
Letra Tesouro Nacional, Strip,
1/01/16	559,730	[a]	BRL	$143,023,422
1/01/17	988,370	[a]	BRL	218,062,884
1/01/18	615,590	[a]	BRL	116,712,665
[b] 1/01/19	3,308,460	[a]	BRL	539,840,011
7/01/19	6,525,180	[a]	BRL	990,411,336
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,922,356	[a]	BRL	715,850,062
[b] 10.00%, 1/01/21	5,203,150	[a]	BRL	1,089,400,096
10.00%, 1/01/23	1,263,130	[a]	BRL	251,060,572
[b] 10.00%, 1/01/25	2,742,950	[a]	BRL	522,070,330
[c] Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	3,121,418
[c] Index Linked, 6.00%, 8/15/20	39,290	[a]	BRL	26,306,154
[c] Index Linked, 6.00%, 8/15/24	252,192	[a]	BRL	165,484,975
[c] Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	81,378,518
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	127,287,419
				4,990,009,862
Hungary 3.9%
Government of Hungary,
6.00%, 1/11/19	93,696,000		EUR	114,319,774
5.375%, 2/21/23	235,900,000			259,566,668
A, 6.75%, 11/24/17	82,000,520,000		HUF	307,019,754
senior note, 6.25%, 1/29/20	374,354,000			421,518,860
senior note, 6.375%, 3/29/21	880,996,000			1,010,471,577
senior note, 5.375%, 3/25/24	83,320,000			91,965,700
[d] senior note, Reg S, 5.75%, 6/11/18	56,340,000		EUR	66,878,759
				2,271,741,092
Iceland 0.3%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	154,630,000			176,906,771

India 2.4%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	217,449,666
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	65,450,636
senior bond, 8.28%, 9/21/27	4,362,400,000		INR	67,004,161
senior bond, 8.60%, 6/02/28	14,975,000,000		INR	235,516,800
senior note, 7.28%, 6/03/19	561,300,000		INR	8,350,821
senior note, 8.12%, 12/10/20	10,842,300,000		INR	164,795,521
senior note, 7.16%, 5/20/23	4,378,700,000		INR	62,951,286
senior note, 8.83%, 11/25/23	37,754,900,000		INR	595,922,519
				1,417,441,410
Indonesia 5.0%
Government of Indonesia,
7.875%, 4/15/19	819,140,000,000		IDR	58,467,674
8.375%, 3/15/34	2,917,910,000,000		IDR	202,471,441
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	7,773,336
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	13,634,336
FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	86,519,359
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	95,901
FR34, 12.80%, 6/15/21	1,522,849,000,000		IDR	130,310,646
FR35, 12.90%, 6/15/22	1,158,600,000,000		IDR	101,330,345
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	34,596,910
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	5,892,570
FR39, 11.75%, 8/15/23	556,845,000,000		IDR	47,081,300
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	59,003,102
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	65,512,610
FR43, 10.25%, 7/15/22	337,191,000,000		IDR	26,322,107
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	15,371,222

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	213,908,142
FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	148,971,042
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	25,031,587
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	73,823,309
FR61, 7.00%, 5/15/22	779,840,000,000		IDR	51,956,450
senior bond, 5.625%, 5/15/23	527,341,000,000		IDR	32,103,571
senior bond, 7.00%, 5/15/27	68,475,000,000		IDR	4,342,363
senior bond, 9.00%, 3/15/29	2,039,169,000,000		IDR	151,076,933
senior bond, FR53, 8.25%, 7/15/21	7,711,636,000,000		IDR	552,946,665
senior bond, FR56, 8.375%, 9/15/26	6,166,771,000,000		IDR	440,164,997
senior bond, FR70, 8.375%, 3/15/24	5,200,501,000,000		IDR	372,135,370
senior note, 8.50%, 10/15/16	70,944,000,000		IDR	5,139,148
6.125%, 5/15/28	102,713,000,000		IDR	5,948,962
				2,931,931,398
Ireland 1.0%
Government of Ireland, senior bond, 5.40%, 3/13/25	408,143,600		EUR	599,046,381

Lithuania 0.6%
[e]Government of Lithuania, 144A,
7.375%, 2/11/20	215,840,000			257,558,635
6.125%, 3/09/21	101,430,000			117,643,078
				375,201,713
Malaysia 4.9%
Government of Malaysia,
3.314%, 10/31/17	1,966,510,000		MYR	464,926,454
senior bond, 4.262%, 9/15/16	3,220,222,000		MYR	765,746,792
senior bond, 3.814%, 2/15/17	1,002,700,000		MYR	238,552,911
senior note, 3.172%, 7/15/16	2,449,070,000		MYR	577,042,174
senior note, 3.394%, 3/15/17	411,906,000		MYR	97,543,248
senior note, 4.012%, 9/15/17	2,948,000,000		MYR	705,637,488
				2,849,449,067
Mexico 10.2%
Government of Mexico,
7.25%, 12/15/16	210,196,400	[f]	MXN	1,314,736,871
7.75%, 12/14/17	468,553,575	[f]	MXN	3,026,347,742
senior note, 8.50%, 12/13/18	211,834,700	[f]	MXN	1,410,547,115
[g]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	13,809,899	[h]	MXN	85,163,476
3.50%, 12/14/17	11,700,800	[h]	MXN	73,676,615
4.00%, 6/13/19	7,320,230	[h]	MXN	47,097,091
2.50%, 12/10/20	5,860,987	[h]	MXN	35,342,124
				5,992,911,034
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	58,993,353

Philippines 0.8%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	619,630,000		PHP	13,649,726
senior note, 1.625%, 4/25/16	21,931,450,000		PHP	463,706,709
				477,356,435
Poland 4.3%
Government of Poland,
5.00%, 4/25/16	2,472,048,000		PLN	620,274,279
4.75%, 10/25/16	3,039,400,000		PLN	773,712,300
4.75%, 4/25/17	285,830,000		PLN	73,837,147
5.75%, 9/23/22	495,970,000		PLN	148,290,163
[i] FRN, 1.79%, 1/25/17	2,005,988,000		PLN	496,540,802
[i] FRN, 1.79%, 1/25/21	1,721,975,000		PLN	418,467,606
				2,531,122,297
Portugal 2.7%
Government of Portugal,
[e] 144A, 5.125%, 10/15/24	585,500,000			608,413,542

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
[d] Reg S, 3.875%, 2/15/30	820,750,000	EUR	963,110,770
[d] senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	7,414,177
[d] senior bond, Reg S, 5.65%, 2/15/24	14,427,600	EUR	19,250,069
			1,598,188,558
Serbia 0.9%
[e]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		104,714,599
4.875%, 2/25/20	190,710,000		197,013,919
7.25%, 9/28/21	211,710,000		242,380,428
			544,108,946
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	232,645,390

Slovenia 1.4%
[e]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	390,739,000		439,514,949
5.85%, 5/10/23	321,455,000		368,840,682
			808,355,631
South Korea 13.3%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,324,279
Korea Monetary Stabilization Bond, senior note,
1.56%, 10/02/17	776,417,300,000	KRW	667,088,815
2.78%, 2/02/16	805,900,480,000	KRW	696,205,094
1.92%, 3/09/16	15,612,800,000	KRW	13,471,223
2.80%, 4/02/16	219,279,000,000	KRW	189,797,421
1.74%, 5/09/16	232,085,700,000	KRW	200,178,349
2.79%, 6/02/16	731,695,200,000	KRW	634,448,957
1.62%, 6/09/16	228,964,300,000	KRW	197,364,868
2.46%, 8/02/16	457,360,800,000	KRW	396,412,214
1.56%, 8/09/16	234,005,000,000	KRW	201,586,017
2.22%, 10/02/16	296,083,000,000	KRW	256,369,743
1.61%, 11/09/16	184,822,200,000	KRW	159,184,404
2.07%, 12/02/16	785,844,900,000	KRW	679,930,925
1.96%, 2/02/17	337,287,200,000	KRW	291,585,189
1.70%, 8/02/17	191,886,900,000	KRW	165,295,348
Korea Treasury Bond, senior note,
4.00%, 3/10/16	798,759,900,000	KRW	693,121,028
2.75%, 6/10/16	1,066,957,400,000	KRW	925,076,606
5.00%, 9/10/16	175,000,000,000	KRW	154,726,547
3.00%, 12/10/16	1,044,181,940,000	KRW	912,007,928
2.00%, 12/10/17	423,621,800,000	KRW	367,013,388
			7,817,188,343
Sri Lanka 1.1%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,365,365
8.25%, 3/01/17	907,610,000	LKR	6,422,483
8.00%, 6/15/17	557,250,000	LKR	3,932,914
10.60%, 7/01/19	14,422,400,000	LKR	106,701,140
10.60%, 9/15/19	19,332,700,000	LKR	143,363,058
8.00%, 11/01/19	557,250,000	LKR	3,818,820
9.25%, 5/01/20	1,951,660,000	LKR	13,828,064
11.20%, 7/01/22	1,288,300,000	LKR	9,899,860
A, 6.40%, 8/01/16	2,094,100,000	LKR	14,604,126
A, 5.80%, 1/15/17	2,419,800,000	LKR	16,696,933
A, 7.50%, 8/15/18	1,127,970,000	LKR	7,763,055
A, 8.00%, 11/15/18	6,671,840,000	LKR	46,372,170
A, 9.00%, 5/01/21	10,254,020,000	LKR	71,812,575
A, 11.00%, 8/01/21	6,736,920,000	LKR	51,195,596
B, 6.40%, 10/01/16	1,421,400,000	LKR	9,898,934
B, 5.80%, 7/15/17	810,400,000	LKR	5,526,493
B, 8.50%, 7/15/18	1,975,710,000	LKR	13,946,770
C, 8.50%, 4/01/18	7,340,380,000	LKR	51,969,131

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
D, 8.50%, 6/01/18	7,532,460,000		LKR	53,162,510
				634,279,997
[j]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000		MXN	168,758,779
Ukraine 4.8%
[e]Government of Ukraine, 144A,
7.75%, 9/01/19	141,082,000			138,227,911
7.75%, 9/01/20	314,572,000			305,534,346
7.75%, 9/01/21	314,572,000			302,343,014
7.75%, 9/01/22	314,572,000			300,413,114
7.75%, 9/01/23	314,572,000			299,194,148
7.75%, 9/01/24	314,572,000			297,407,379
7.75%, 9/01/25	314,572,000			294,884,511
7.75%, 9/01/26	314,572,000			294,407,935
7.75%, 9/01/27	314,572,000			292,474,890
[k] GDP Linked Securities, 5/31/40	650,958,000			305,950,260
				2,830,837,508
Total Foreign Government and Agency Securities (Cost $42,146,278,882)				39,306,473,965
Quasi-Sovereign and Corporate Bonds 1.3%
Hungary 0.5%
[e]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000			277,858,750
India 0.8%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000		INR	365,857,555
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	50,707,021
8.29%, 11/28/24	3,050,000,000		INR	46,331,292
				462,895,868
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	14,090,000		EUR	15,692,012

Total Quasi-Sovereign and Corporate Bonds (Cost $755,986,031)				756,446,630
Total Investments before Short Term Investments (Cost $42,902,264,913)				40,062,920,595

Short Term Investments 26.9%
Foreign Government and Agency Securities 6.5%
Indonesia 0.2%
[l]Indonesia Treasury Bill, 1/07/16 - 2/04/16	1,468,689,000,000		IDR	105,444,724
Malaysia 2.1%
[l]Bank of Negara Monetary Note, 4/19/16 - 10/18/16	4,819,710,000		MYR	1,111,425,303
[l]Malaysia Treasury Bill, 12/11/15 - 5/27/16	439,070,000		MYR	102,486,680
				1,213,911,983
Mexico 2.1%
[l]Mexico Treasury Bill, 12/10/15 - 5/26/16	2,051,638,860	[m]	MXN	1,227,710,352
Philippines 0.4%
Government of the Philippines, senior note, 7.00%, 1/27/16	713,300,000		PHP	15,210,141
[l]Philippine Treasury Bill, 12/02/15 - 9/07/16	10,447,160,000		PHP	220,400,585
				235,610,726
Singapore 0.1%
[l]Monetary Authority of Singapore Treasury Bill, 12/22/15 - 1/05/16	112,960,000		SGD	80,020,750
South Korea 1.6%
Korea Monetary Stabilization Bond,
[l] 1/05/16 - 4/19/16	397,775,900,000		KRW	342,082,300
senior note, 1.57%, 7/09/16	199,245,100,000		KRW	171,681,433
senior note, 1.52%, 9/09/16	284,133,400,000		KRW	244,647,666

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
senior note, 1.53%, 10/08/16	251,191,800,000	KRW	216,226,956
			974,638,355
Total Foreign Government and Agency Securities (Cost $3,986,161,098)			3,837,336,890
U.S. Government and Agency Securities (Cost $1,119,031,695) 1.9%
United States 1.9%
[l]FHLB, 12/02/15 - 12/07/15	1,119,035,000		1,119,029,940
Total Investments before Money Market Funds (Cost $48,007,457,706)			45,019,287,425
	Shares
Money Market Funds (Cost $10,862,237,859) 18.5%
United States 18.5%
[n,o]Institutional Fiduciary Trust Money Market Portfolio	10,862,237,859		10,862,237,859
Total Investments (Cost $58,869,695,565) 95.1%			55,881,525,284
Other Assets, less Liabilities 4.9%			2,866,289,265
Net Assets 100.0%			$58,747,814,549

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b A portion or all of the security purchased on a delayed delivery basis.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2015, the aggregate value of these securities was $1,056,653,775, representing 1.80% of net assets.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $5,621,682,861, representing 9.57% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i The coupon rate shown represents the rate at period end.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n Non-income producing.
o See Note 7 regarding investments in affiliated management investment companies.

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	JPHQ	Buy	31,264,830,000	45,014,513	12/01/15	$-	$(1,033,784)
Chilean Peso	JPHQ	Sell	31,264,830,000	43,605,063	12/01/15	-	(375,666)
Euro	GSCO	Buy	203,544,000	215,451,324	12/01/15	-	(368,705)
Euro	GSCO	Sell	203,544,000	222,388,104	12/01/15	7,305,485	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Chilean Peso	DBAB	Buy	26,203,031,000	37,876,599		12/02/15	-	(1,020,305)
Chilean Peso	DBAB	Sell	26,203,031,000	36,851,179		12/02/15	-	(5,114)
Chilean Peso	JPHQ	Buy	13,008,500,000	18,776,703		12/02/15	-	(479,389)
Chilean Peso	JPHQ	Sell	13,008,500,000	18,142,957		12/02/15	-	(154,358)
Polish Zloty	CITI	Buy	61,037,800	14,349,512	EUR	12/03/15	-	(58,094)
Polish Zloty	CITI	Sell	61,037,800	14,360,146	EUR	12/03/15	69,332	-
Chilean Peso	BZWS	Buy	36,205,800,000	52,117,173		12/04/15	-	(1,202,162)
Euro	CITI	Sell	72,203,000	90,112,954		12/04/15	13,808,505	-
Euro	DBAB	Sell	131,065,000	163,529,801		12/04/15	25,019,729	-
Euro	CITI	Sell	63,090,000	78,174,819		12/07/15	11,493,718	-
Chilean Peso	CITI	Buy	29,155,220,000	41,933,063		12/09/15	-	(954,850)
Chilean Peso	MSCO	Buy	27,899,910,000	40,119,511		12/09/15	-	(905,659)
Euro	HSBK	Buy	21,570,052	24,471,008		12/09/15	-	(1,671,516)
Euro	HSBK	Sell	21,570,052	26,571,716		12/09/15	3,772,223	-
Euro	SCNY	Sell	226,537,356	279,846,127		12/09/15	40,396,695	-
Japanese Yen	HSBK	Sell	42,738,600,000	341,348,988		12/09/15	-	(5,957,977)
Singapore Dollar	DBAB	Buy	150,355,000	111,172,317		12/09/15	-	(4,620,691)
Singapore Dollar	DBAB	Sell	150,355,000	106,257,951		12/09/15	-	(293,676)
Singapore Dollar	GSCO	Buy	87,786,250	64,796,464		12/09/15	-	(2,585,246)
Singapore Dollar	GSCO	Sell	87,786,250	62,070,459		12/09/15	-	(140,759)
Chilean Peso	BZWS	Buy	20,031,600,000	28,770,700		12/10/15	-	(618,902)
Polish Zloty	DBAB	Buy	406,382,000	95,334,412	EUR	12/10/15	-	(214,956)
Polish Zloty	DBAB	Sell	406,382,000	95,579,788	EUR	12/10/15	474,327	-
Chilean Peso	DBAB	Buy	32,485,498,000	46,903,693		12/11/15	-	(1,254,421)
Euro	MSCO	Sell	44,121,607	55,302,243		12/11/15	8,662,403	-
Mexican Peso	CITI	Buy	3,720,141,250	245,098,548		12/11/15	-	(20,924,555)
Euro	DBAB	Sell	129,470,000	161,105,995		12/14/15	24,231,506	-
Singapore Dollar	JPHQ	Buy	135,883,000	100,983,205		12/14/15	-	(4,704,464)
Euro	BOFA	Sell	177,095,041	220,208,829		12/15/15	32,978,742	-
Euro	JPHQ	Buy	127,432,000	146,539,154		12/15/15	-	(11,814,295)
Euro	JPHQ	Sell	127,432,000	159,077,189		12/15/15	24,352,330	-
Malaysian Ringgit	DBAB	Buy	151,275,000	42,249,686		12/15/15	-	(6,716,184)
Malaysian Ringgit	DBAB	Sell	151,275,000	41,360,219		12/15/15	5,826,717	-
Mexican Peso	CITI	Buy	1,460,250,600	93,045,151		12/15/15	-	(5,076,923)
Polish Zloty	DBAB	Buy	35,195,600	8,287,167	EUR	12/15/15	-	(53,517)
Polish Zloty	DBAB	Sell	35,195,600	8,327,166	EUR	12/15/15	95,805	-
Singapore Dollar	DBAB	Buy	150,260,000	111,472,977		12/16/15	-	(5,015,080)
Singapore Dollar	DBAB	Sell	150,260,000	105,023,310		12/16/15	-	(1,434,588)
Chilean Peso	DBAB	Buy	13,621,865,000	19,618,154		12/17/15	-	(488,640)
Euro	CITI	Sell	149,674,000	186,857,961		12/17/15	28,606,635	-
Australian Dollar	CITI	Sell	121,932,400	93,496,057		12/18/15	5,396,519	-
Mexican Peso	CITI	Buy	973,603,510	64,116,135		12/18/15	-	(5,477,332)
Chilean Peso	JPHQ	Buy	18,232,450,000	26,537,297		12/21/15	-	(943,906)
Japanese Yen	DBAB	Sell	24,707,170,000	211,497,774		12/21/15	10,615,556	-
Japanese Yen	HSBK	Sell	24,745,070,000	211,586,746		12/21/15	10,396,381	-
Japanese Yen	BZWS	Sell	12,521,550,000	105,897,651		12/22/15	4,086,496	-
Japanese Yen	CITI	Sell	19,533,646,000	165,427,219		12/22/15	6,601,589	-
Singapore Dollar	HSBK	Buy	163,895,000	121,427,989		12/22/15	-	(5,334,488)
Singapore Dollar	HSBK	Sell	163,895,000	115,678,884		12/22/15	-	(414,617)
Polish Zloty	DBAB	Buy	318,369,688	75,254,027	EUR	12/24/15	-	(834,369)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Polish Zloty	DBAB	Sell	318,369,688	74,977,554	EUR	12/24/15	541,977	-
Malaysian Ringgit	HSBK	Buy	957,079,700	219,816,192		12/28/15	5,098,550	-
Euro	BZWS	Sell	57,908,589	70,580,499		1/05/16	9,314,580	-
Chilean Peso	MSCO	Buy	46,712,800,000	67,426,097		1/07/16	-	(1,973,712)
Japanese Yen	DBAB	Sell	10,434,667,000	87,609,711		1/07/16	2,724,390	-
Japanese Yen	JPHQ	Sell	19,563,250,000	163,001,275		1/07/16	3,855,539	-
Malaysian Ringgit	HSBK	Buy	848,970,202	180,612,744	EUR	1/07/16	8,376,390	-
Japanese Yen	GSCO	Sell	6,380,360,000	53,881,349		1/08/16	1,976,553	-
Polish Zloty	DBAB	Buy	166,560,000	39,025,305	EUR	1/08/16	-	(104,135)
Polish Zloty	DBAB	Sell	166,560,000	39,124,032	EUR	1/08/16	208,594	-
Euro	BZWS	Sell	121,560,662	144,649,895		1/11/16	16,021,291	-
Euro	UBSW	Sell	23,478,000	27,908,768		1/11/16	3,065,679	-
Malaysian Ringgit	JPHQ	Buy	224,973,000	60,861,085		1/11/16	-	(8,009,332)
Malaysian Ringgit	JPHQ	Sell	224,973,000	52,563,785		1/11/16	-	(287,968)
Mexican Peso	CITI	Buy	1,413,203,530	88,061,038		1/11/16	-	(3,081,872)
Euro	CITI	Sell	29,000,000	34,457,800		1/13/16	3,770,030	-
Euro	SCNY	Sell	49,935,936	59,311,408		1/13/16	6,469,251	-
Malaysian Ringgit	DBAB	Buy	1,263,085,810	294,281,543	EUR	1/13/16	-	(14,697,676)
Malaysian Ringgit	HSBK	Buy	848,970,202	180,570,487	EUR	1/13/16	8,351,591	-
Japanese Yen	CITI	Sell	3,332,090,000	28,105,621		1/14/16	995,660	-
Japanese Yen	SCNY	Sell	3,331,470,000	28,275,929		1/14/16	1,171,013	-
Chilean Peso	DBAB	Buy	28,491,051,750	41,315,330		1/15/16	-	(1,429,363)
Euro	CITI	Sell	192,914,073	228,689,988		1/15/16	24,537,774	-
Euro	JPHQ	Sell	102,670,589	121,477,380		1/15/16	12,825,752	-
Japanese Yen	BZWS	Sell	22,053,780,000	187,702,927		1/15/16	8,269,434	-
Japanese Yen	JPHQ	Sell	14,336,430,000	121,561,101		1/15/16	4,917,346	-
Malaysian Ringgit	JPHQ	Buy	54,220,000	14,708,914		1/15/16	-	(1,972,963)
Malaysian Ringgit	JPHQ	Buy	1,281,008,255	297,798,088	EUR	1/15/16	-	(14,245,097)
Malaysian Ringgit	JPHQ	Sell	54,220,000	12,665,265		1/15/16	-	(70,686)
Chilean Peso	MSCO	Buy	44,309,355,000	62,647,544		1/19/16	-	(643,754)
Euro	BZWS	Sell	177,042,000	201,734,413		1/19/16	14,359,181	-
Euro	DBAB	Sell	137,436,000	162,435,608		1/19/16	16,978,020	-
Euro	GSCO	Sell	198,383,000	228,349,881		1/19/16	18,388,061	-
Euro	JPHQ	Sell	75,805,000	89,574,978		1/19/16	9,345,544	-
Japanese Yen	HSBK	Sell	12,607,090,000	102,698,724		1/19/16	117,338	-
Japanese Yen	SCNY	Sell	10,082,050,000	81,663,805		1/19/16	-	(371,833)
Malaysian Ringgit	JPHQ	Buy	25,017,400	6,730,535		1/19/16	-	(854,872)
Malaysian Ringgit	JPHQ	Sell	25,017,400	5,842,457		1/19/16	-	(33,207)
Euro	BZWS	Sell	158,260,000	172,611,017		1/20/16	5,109,609	-
Euro	GSCO	Sell	91,986,000	100,237,144		1/20/16	2,879,729	-
Japanese Yen	JPHQ	Sell	19,676,275,000	169,347,870		1/20/16	9,242,866	-
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	289,768,671	EUR	1/20/16	-	(17,161,613)
Chilean Peso	DBAB	Buy	13,453,500,000	19,625,821		1/21/16	-	(803,910)
Euro	BZWS	Sell	139,061,000	162,298,093		1/21/16	15,112,917	-
Malaysian Ringgit	HSBK	Buy	773,020,438	164,381,499	EUR	1/21/16	7,557,077	-
Chilean Peso	MSCO	Buy	30,698,485,500	44,431,317		1/22/16	-	(1,487,743)
Euro	CITI	Sell	42,223,091	49,243,735		1/22/16	4,552,725	-
Euro	DBAB	Sell	87,055,000	94,785,484		1/22/16	2,642,161	-
Euro	JPHQ	Sell	25,614,073	29,873,693		1/22/16	2,762,490	-
Japanese Yen	DBAB	Sell	25,032,090,000	202,590,563		1/22/16	-	(1,102,273)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Japanese Yen	HSBK	Sell	10,034,848,500	81,173,318		1/22/16	-	(482,938)
Chilean Peso	DBAB	Buy	20,283,160,000	29,034,011		1/25/16	-	(669,499)
Chilean Peso	JPHQ	Buy	13,842,935,000	19,815,252		1/25/16	-	(456,922)
Euro	JPHQ	Sell	76,519,000	89,575,360		1/25/16	8,577,470	-
Malaysian Ringgit	HSBK	Buy	149,324,973	40,017,412		1/25/16	-	(4,953,407)
Malaysian Ringgit	HSBK	Sell	149,324,973	34,905,323		1/25/16	-	(158,681)
Singapore Dollar	JPHQ	Buy	136,940,000	99,585,485		1/25/16	-	(2,699,002)
Chilean Peso	DBAB	Buy	16,894,600,000	24,252,943		1/26/16	-	(629,649)
Euro	BZWS	Sell	94,940,000	107,792,028		1/27/16	7,289,612	-
Euro	DBAB	Sell	57,486,735	63,396,371		1/27/16	2,541,560	-
Euro	GSCO	Sell	53,052,700	58,331,178		1/27/16	2,170,187	-
Japanese Yen	GSCO	Sell	15,371,620,000	131,409,446		1/27/16	6,314,479	-
Japanese Yen	JPHQ	Sell	7,902,175,000	63,897,784		1/27/16	-	(410,489)
Chilean Peso	DBAB	Buy	31,595,697,500	45,701,450		1/28/16	-	(1,531,576)
Chilean Peso	JPHQ	Buy	23,807,520,000	34,460,202		1/28/16	-	(1,177,976)
Indian Rupee	DBAB	Buy	900,181,000	13,666,999		1/28/16	-	(259,511)
Indian Rupee	HSBK	Buy	22,984,769,550	315,954,444	EUR	1/28/16	7,865,452	-
Japanese Yen	HSBK	Sell	17,605,035,074	150,447,882		1/28/16	7,174,536	-
Chilean Peso	BZWS	Buy	58,726,576,000	84,943,358		1/29/16	-	(2,854,211)
Chilean Peso	CITI	Buy	53,031,580,000	76,740,583		1/29/16	-	(2,612,012)
Chilean Peso	DBAB	Buy	59,419,576,800	85,835,431		1/29/16	-	(2,777,593)
Chilean Peso	JPHQ	Buy	10,953,800,000	15,809,771		1/29/16	-	(498,337)
Chilean Peso	MSCO	Buy	63,378,174,000	91,540,657		1/29/16	-	(2,949,416)
Euro	CITI	Sell	81,493,700	92,847,402		1/29/16	6,574,549	-
Japanese Yen	DBAB	Sell	13,902,366,365	118,584,448		1/29/16	5,442,005	-
Malaysian Ringgit	HSBK	Buy	31,057,000	8,005,413		1/29/16	-	(713,668)
Malaysian Ringgit	HSBK	Sell	31,057,000	7,258,004		1/29/16	-	(33,741)
Brazilian Real	CITI	Sell	899,383,060	235,984,220		2/02/16	8,275,066	-
Chilean Peso	DBAB	Buy	21,710,940,000	31,207,331		2/04/16	-	(879,071)
Malaysian Ringgit	HSBK	Buy	773,020,438	164,290,665	EUR	2/05/16	7,484,125	-
Mexican Peso	CITI	Buy	632,490,760	41,836,933		2/05/16	-	(3,861,171)
Chilean Peso	CITI	Buy	20,803,900,000	29,873,492		2/08/16	-	(824,866)
Chilean Peso	DBAB	Buy	35,759,440,000	51,496,889		2/08/16	-	(1,565,741)
Chilean Peso	MSCO	Buy	37,874,227,200	54,331,125		2/08/16	-	(1,447,085)
Euro	BZWS	Sell	202,258,000	222,168,278		2/08/16	7,989,062	-
Euro	CITI	Buy	80,318,000	86,542,243		2/09/16	-	(1,487,870)
Euro	CITI	Sell	80,318,000	92,253,255		2/09/16	7,198,881	-
Euro	GSCO	Sell	127,740,000	146,837,130		2/09/16	11,564,269	-
Japanese Yen	CITI	Sell	12,481,439,000	107,006,387		2/09/16	5,406,268	-
Mexican Peso	CITI	Buy	666,525,500	44,143,685		2/09/16	-	(4,134,191)
Euro	HSBK	Buy	73,778,000	83,795,577		2/10/16	-	(5,664,683)
Euro	HSBK	Sell	73,778,000	83,792,626		2/10/16	5,661,732	-
Malaysian Ringgit	DBAB	Buy	427,337,301	98,281,388	EUR	2/10/16	-	(3,795,249)
Malaysian Ringgit	HSBK	Buy	137,320,000	34,564,172		2/10/16	-	(2,338,811)
Malaysian Ringgit	HSBK	Sell	137,320,000	32,065,382		2/10/16	-	(159,979)
Singapore Dollar	DBAB	Buy	139,923,000	101,012,850		2/10/16	-	(2,072,099)
Singapore Dollar	DBAB	Sell	139,923,000	97,147,162		2/10/16	-	(1,793,590)
Euro	BZWS	Sell	150,959,000	171,564,904		2/11/16	11,694,866	-
Malaysian Ringgit	HSBK	Buy	82,678,945	20,623,334		2/11/16	-	(1,221,552)
Malaysian Ringgit	HSBK	Sell	82,678,945	19,303,980		2/11/16	-	(97,802)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Mexican Peso	MSCO	Buy	1,198,560,000	79,061,379		2/11/16	-	(7,124,255)
Chilean Peso	DBAB	Buy	53,304,740,500	75,502,465		2/12/16	-	(1,104,899)
Chilean Peso	JPHQ	Buy	32,660,995,000	46,115,065		2/12/16	-	(530,029)
Euro	BZWS	Sell	28,000,000	30,802,380		2/12/16	1,148,724	-
Euro	GSCO	Sell	171,944,000	188,920,031		2/12/16	6,821,164	-
Japanese Yen	CITI	Sell	18,760,200,000	150,938,933		2/12/16	-	(1,779,802)
Japanese Yen	GSCO	Sell	5,856,880,500	49,699,864		2/12/16	2,021,514	-
Japanese Yen	HSBK	Sell	10,857,850,000	92,172,684		2/12/16	3,783,588	-
Malaysian Ringgit	HSBK	Buy	62,400,000	15,553,340		2/12/16	-	(910,883)
Malaysian Ringgit	HSBK	Sell	62,400,000	14,567,867		2/12/16	-	(74,590)
Mexican Peso	CITI	Buy	1,155,788,000	75,586,162		2/12/16	-	(6,220,431)
Mexican Peso	MSCO	Buy	1,244,214,000	81,614,562		2/12/16	-	(6,941,859)
Singapore Dollar	BZWS	Buy	38,999,058	28,046,787		2/12/16	-	(472,202)
Singapore Dollar	BZWS	Sell	38,999,058	27,703,113		2/12/16	128,528	-
Chilean Peso	DBAB	Buy	32,485,498,000	45,818,756		2/16/16	-	(498,270)
Chilean Peso	MSCO	Buy	44,309,355,000	62,459,445		2/16/16	-	(643,508)
Euro	SCNY	Sell	140,680,000	160,027,017		2/16/16	11,021,898	-
Japanese Yen	CITI	Sell	37,564,700,000	315,964,471		2/16/16	10,142,624	-
Chilean Peso	DBAB	Buy	28,491,051,750	40,153,691		2/17/16	-	(410,150)
Euro	GSCO	Sell	74,206,000	85,257,500		2/17/16	6,657,960	-
Japanese Yen	GSCO	Sell	20,850,739,790	176,807,569		2/17/16	7,054,168	-
Mexican Peso	MSCO	Buy	1,131,302,320	73,854,441		2/17/16	-	(5,978,948)
Malaysian Ringgit	HSBK	Buy	51,597,000	12,270,101		2/19/16	-	(165,999)
Malaysian Ringgit	HSBK	Sell	51,597,000	12,039,902		2/19/16	-	(64,199)
South Korean Won	JPHQ	Buy	523,500,000,000	55,743,081,362	JPY	2/19/16	-	(3,620,291)
Chilean Peso	MSCO	Buy	30,698,485,500	42,548,143		2/22/16	251,518	-
Euro	BZWS	Sell	165,746,000	189,973,093		2/22/16	14,389,145	-
Euro	DBAB	Sell	148,587,110	164,524,563		2/22/16	7,117,982	-
Euro	JPHQ	Buy	141,425,000	162,843,816		2/22/16	-	(13,024,455)
Euro	JPHQ	Sell	141,425,000	156,710,921		2/22/16	6,891,560	-
Indian Rupee	JPHQ	Buy	41,308,437,210	578,652,466	EUR	2/22/16	-	(27,487)
Malaysian Ringgit	HSBK	Buy	571,500,000	137,545,126		2/22/16	-	(3,493,410)
Malaysian Ringgit	HSBK	Sell	571,500,000	133,325,557		2/22/16	-	(726,159)
Malaysian Ringgit	JPHQ	Buy	177,750,000	42,754,059		2/22/16	-	(1,060,809)
Malaysian Ringgit	JPHQ	Sell	177,750,000	41,423,911		2/22/16	-	(269,340)
Chilean Peso	DBAB	Buy	20,505,700,000	28,416,990		2/23/16	168,857	-
Japanese Yen	DBAB	Sell	4,271,575,000	34,721,759		2/24/16	-	(59,402)
Japanese Yen	HSBK	Sell	8,572,756,000	69,671,714		2/24/16	-	(131,676)
Malaysian Ringgit	HSBK	Buy	571,500,000	136,935,426		2/24/16	-	(2,894,400)
Singapore Dollar	DBAB	Buy	84,117,000	59,687,079		2/24/16	-	(237,144)
Singapore Dollar	DBAB	Sell	84,117,000	58,379,313		2/24/16	-	(1,070,622)
Chilean Peso	JPHQ	Buy	68,080,850,000	94,117,721		2/25/16	769,473	-
Japanese Yen	BZWS	Sell	9,408,100,000	79,714,799		2/25/16	3,108,160	-
Japanese Yen	HSBK	Sell	6,688,700,000	56,700,236		2/25/16	2,236,654	-
Mexican Peso	CITI	Buy	645,757,100	41,801,987		2/25/16	-	(3,076,969)
Euro	BOFA	Sell	143,335,694	163,664,995		2/26/16	11,804,529	-
Euro	BZWS	Sell	411,968,926	470,110,101		2/26/16	33,639,662	-
Euro	GSCO	Sell	305,100,791	353,886,408		2/26/16	30,639,998	-
Japanese Yen	BZWS	Sell	29,025,800,000	244,541,051		2/26/16	8,190,229	-
Chilean Peso	DBAB	Buy	71,481,797,500	99,012,116		2/29/16	572,328	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	HSBK	Sell	195,181,803	223,389,477		2/29/16	16,581,136	-
Indian Rupee	CITI	Buy	3,154,839,000	44,139,488	EUR	2/29/16	-	(4,211)
Indian Rupee	DBAB	Buy	37,183,634,938	519,797,846	EUR	2/29/16	416,570	-
Japanese Yen	BZWS	Sell	42,387,239,840	358,882,387		2/29/16	13,707,930	-
Japanese Yen	HSBK	Sell	14,893,097,250	124,701,476		2/29/16	3,421,657	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	53,219,344		2/29/16	19,177	-
Mexican Peso	MSCO	Buy	274,416,700	17,767,349		2/29/16	-	(1,315,242)
Chilean Peso	DBAB	Buy	26,203,031,000	36,524,994		3/02/16	-	(28,108)
Euro	DBAB	Sell	88,663,500	99,932,631		3/02/16	5,981,573	-
Japanese Yen	JPHQ	Sell	12,728,600,000	107,416,612		3/03/16	3,753,239	-
Japanese Yen	HSBK	Sell	9,813,450,000	82,552,681		3/04/16	2,628,142	-
Euro	HSBK	Buy	29,251,000	33,241,275		3/09/16	-	(2,238,841)
Euro	HSBK	Sell	29,251,000	32,524,187		3/09/16	1,521,753	-
Japanese Yen	BZWS	Sell	35,663,421,500	299,024,211		3/09/16	8,521,567	-
Japanese Yen	MSCO	Sell	6,405,061,130	53,681,944		3/09/16	1,508,397	-
Euro	CITI	Sell	109,690,000	120,362,837		3/10/16	4,101,274	-
Euro	MSCO	Sell	82,877,000	90,845,624		3/10/16	3,003,436	-
Singapore Dollar	GSCO	Buy	87,786,250	61,756,068		3/10/16	262,002	-
Singapore Dollar	GSCO	Sell	87,786,250	61,882,314		3/10/16	-	(135,756)
Mexican Peso	CITI	Buy	1,553,290,800	97,560,551		3/11/16	-	(4,511,609)
Mexican Peso	CITI	Buy	285,979,900	17,816,397		3/14/16	-	(688,733)
Mexican Peso	JPHQ	Buy	1,456,663,741	90,752,211		3/14/16	-	(3,510,948)
Euro	CITI	Sell	6,192,249	6,634,995		3/16/16	70,493	-
Japanese Yen	CITI	Sell	8,267,822,900	68,829,809		3/16/16	1,467,901	-
Mexican Peso	CITI	Buy	267,082,700	16,761,811		3/18/16	-	(770,636)
Mexican Peso	JPHQ	Buy	1,108,360,000	69,642,476		3/18/16	-	(3,281,086)
Euro	BZWS	Sell	58,343,508	66,301,562		3/21/16	4,440,676	-
Malaysian Ringgit	HSBK	Buy	116,686,000	30,654,407		3/21/16	-	(3,313,986)
Malaysian Ringgit	HSBK	Sell	116,686,000	27,167,870		3/21/16	-	(172,551)
Japanese Yen	CITI	Sell	25,386,870,000	211,071,785		3/22/16	4,193,554	-
Japanese Yen	MSCO	Sell	12,384,230,000	102,949,690		3/22/16	2,030,294	-
Euro	BZWS	Sell	4,383,502	4,709,678		3/23/16	61,606	-
Mexican Peso	CITI	Buy	1,615,454,200	103,034,301		3/23/16	-	(6,347,027)
Singapore Dollar	HSBK	Buy	240,069,100	171,334,130		3/23/16	-	(1,785,623)
Euro	BZWS	Sell	87,741,063	98,084,857		3/24/16	5,045,085	-
Japanese Yen	DBAB	Sell	6,258,238,000	52,121,579		3/24/16	1,119,817	-
Japanese Yen	BZWS	Sell	17,003,283,330	143,540,921		3/28/16	4,954,443	-
Malaysian Ringgit	HSBK	Buy	145,031,000	38,380,174		3/28/16	-	(4,407,404)
Malaysian Ringgit	HSBK	Sell	145,031,000	33,751,687		3/28/16	-	(221,083)
Euro	BOFA	Sell	856,834,289	946,305,723		3/29/16	37,579,983	-
Euro	CITI	Sell	7,237,832	8,173,720		3/29/16	497,552	-
Japanese Yen	JPHQ	Sell	8,250,436,116	68,642,091		3/29/16	1,394,193	-
Euro	BOFA	Sell	240,642,023	266,815,452		3/30/16	11,591,452	-
Euro	BZWS	Sell	151,820,000	170,619,871		3/31/16	9,594,955	-
Euro	GSCO	Sell	102,050,000	112,091,720		3/31/16	3,854,382	-
Japanese Yen	JPHQ	Sell	2,117,676,000	17,732,638		3/31/16	470,730	-
Malaysian Ringgit	HSBK	Buy	1,546,040,875	327,523,277	EUR	4/01/16	14,704,349	-
Japanese Yen	JPHQ	Sell	19,563,250,000	163,323,788		4/07/16	3,821,656	-
Philippine Peso	HSBK	Buy	2,511,000,000	53,628,636		4/07/16	-	(806,809)
Euro	CITI	Sell	108,189,525	120,066,787		4/08/16	5,287,974	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	93,511,500	25,008,424		4/11/16	-	(3,115,560)
Malaysian Ringgit	HSBK	Sell	93,511,500	21,739,277		4/11/16	-	(153,587)
Euro	DBAB	Sell	113,621,500	123,032,769		4/13/16	2,471,638	-
Euro	JPHQ	Sell	34,212,000	38,957,547		4/13/16	2,655,989	-
Euro	SCNY	Sell	66,994,000	71,899,636		4/13/16	813,860	-
Japanese Yen	CITI	Sell	6,890,100,000	57,675,116		4/13/16	1,488,420	-
Mexican Peso	CITI	Buy	618,239,190	39,896,180		4/13/16	-	(2,950,811)
Euro	JPHQ	Buy	214,266,000	246,984,418		4/14/16	-	(19,624,389)
Euro	JPHQ	Sell	214,266,000	228,968,933		4/14/16	1,608,904	-
Euro	HSBK	Buy	117,406,000	133,531,714		4/18/16	-	(8,934,773)
Euro	HSBK	Sell	117,406,000	125,096,093		4/18/16	499,152	-
Japanese Yen	BZWS	Sell	2,679,000,000	22,623,823		4/18/16	773,925	-
Euro	DBAB	Sell	107,566,000	119,097,075		4/27/16	4,909,551	-
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,183,753		4/27/16	-	(665,671)
Malaysian Ringgit	JPHQ	Sell	19,310,000	4,478,200		4/27/16	-	(39,882)
Australian Dollar	JPHQ	Sell	248,603,352	178,000,000		4/28/16	-	(477,446)
Euro	DBAB	Sell	175,760,000	194,865,112		4/28/16	8,279,674	-
Euro	BZWS	Sell	41,793,000	45,678,286		4/29/16	1,309,728	-
Euro	DBAB	Sell	189,168,918	209,618,078		4/29/16	8,791,334	-
Euro	GSCO	Sell	139,330,000	154,528,116		4/29/16	6,611,690	-
Euro	SCNY	Sell	236,418,000	260,367,143		4/29/16	9,379,520	-
Singapore Dollar	MSCO	Buy	82,778,200	58,841,484		4/29/16	-	(430,784)
Mexican Peso	CITI	Buy	1,132,383,200	67,151,942		5/03/16	418,791	-
Euro	BOFA	Sell	119,224,000	132,004,813		5/04/16	5,412,952	-
Euro	BZWS	Sell	202,926,342	228,205,384		5/05/16	12,731,525	-
Euro	BZWS	Sell	79,210,113	86,404,372		5/06/16	2,293,746	-
Japanese Yen	BZWS	Sell	6,464,800,000	53,395,003		5/06/16	638,092	-
Japanese Yen	SCNY	Sell	12,949,800,000	107,272,705		5/06/16	1,594,038	-
South Korean Won	JPHQ	Buy	861,667,250,000	91,656,977,981	JPY	5/06/16	-	(7,781,142)
Euro	BZWS	Sell	78,607,000	88,071,283		5/09/16	4,592,971	-
Euro	GSCO	Sell	226,520,861	247,591,831		5/09/16	7,033,370	-
Malaysian Ringgit	DBAB	Buy	427,337,301	97,356,655	EUR	5/10/16	-	(3,456,078)
South Korean Won	DBAB	Buy	228,000,000,000	24,077,809,341	JPY	5/10/16	-	(666,895)
Euro	BZWS	Sell	131,886,000	142,211,355		5/12/16	2,138,707	-
Euro	GSCO	Sell	316,018,000	339,861,558		5/12/16	4,227,161	-
Euro	MSCO	Sell	178,075,514	192,449,769		5/12/16	3,320,455	-
Euro	SCNY	Sell	39,305,000	42,211,998		5/12/16	467,192	-
Euro	UBSW	Sell	96,724,000	104,476,429		5/12/16	1,748,415	-
Japanese Yen	GSCO	Sell	16,608,958,000	135,355,712		5/12/16	-	(209,794)
Japanese Yen	SCNY	Sell	12,414,879,000	101,093,012		5/12/16	-	(239,615)
South Korean Won	JPHQ	Buy	743,500,000,000	78,469,656,992	JPY	5/12/16	-	(1,847,102)
Euro	GSCO	Sell	305,905,000	330,967,797		5/16/16	6,032,042	-
Euro	MSCO	Sell	231,893,680	249,755,291		5/16/16	3,435,198	-
Japanese Yen	SCNY	Sell	9,153,053,700	74,882,631		5/16/16	164,179	-
Euro	UBSW	Sell	180,000,000	194,139,000		5/17/16	2,934,766	-
Australian Dollar	JPHQ	Sell	897,312,000	635,296,896		5/18/16	-	(8,301,208)
Euro	BZWS	Sell	205,897,795	236,494,207		5/18/16	17,773,064	-
Japanese Yen	BOFA	Sell	42,218,712,250	344,926,938		5/18/16	264,178	-
Japanese Yen	CITI	Sell	42,148,693,500	356,467,300		5/18/16	12,376,155	-
Euro	DBAB	Sell	126,551,139	135,356,568		5/19/16	919,446	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	UBSW	Sell	59,525,000	63,729,251		5/19/16	494,975	-
Japanese Yen	BOFA	Sell	42,084,293,750	353,845,778		5/19/16	10,269,489	-
Japanese Yen	BZWS	Sell	42,198,117,500	354,725,265		5/19/16	10,219,718	-
Japanese Yen	CITI	Sell	13,358,646,000	108,987,893		5/19/16	-	(72,130)
Japanese Yen	HSBK	Sell	42,232,203,900	356,736,106		5/19/16	11,952,278	-
Euro	BZWS	Sell	449,792,000	481,963,373		5/20/16	4,127,285	-
Japanese Yen	JPHQ	Sell	9,694,306,000	81,624,919		5/20/16	2,478,071	-
Malaysian Ringgit	HSBK	Buy	632,620,000	172,757,312		5/20/16	-	(24,869,198)
Euro	BZWS	Sell	251,880,551	282,490,335		5/23/16	14,879,263	-
Euro	DBAB	Sell	145,693,000	163,251,920		5/23/16	8,460,057	-
Malaysian Ringgit	HSBK	Buy	36,030,800	9,731,479		5/23/16	-	(1,309,493)
Euro	GSCO	Sell	202,057,000	217,174,905		5/24/16	2,492,022	-
South Korean Won	JPHQ	Buy	743,500,000,000	77,683,394,456	JPY	5/24/16	4,225,519	-
Japanese Yen	HSBK	Sell	2,816,138,000	23,042,302		5/25/16	46,972	-
Euro	BZWS	Sell	449,846,411	523,969,853		5/26/16	45,983,024	-
Euro	JPHQ	Buy	37,226,387	42,951,805		5/26/16	-	(3,396,699)
Euro	JPHQ	Sell	37,226,387	41,731,338		5/26/16	2,176,232	-
Japanese Yen	BZWS	Sell	12,841,448,000	109,056,883		5/26/16	4,196,005	-
Japanese Yen	SCNY	Sell	11,809,161,000	99,621,740		5/26/16	3,190,325	-
Mexican Peso	HSBK	Buy	531,511,160	34,084,338		5/26/16	-	(2,421,870)
Euro	BZWS	Sell	50,325,351	54,886,841		5/31/16	1,403,736	-
Malaysian Ringgit	HSBK	Buy	148,382,600	40,103,405		5/31/16	-	(5,431,819)
Mexican Peso	HSBK	Buy	475,193,807	30,072,702		5/31/16	-	(1,776,426)
Mexican Peso	JPHQ	Buy	1,552,000,000	98,430,316		5/31/16	-	(6,013,662)
Euro	BZWS	Sell	165,594,422	184,211,375		6/06/16	8,185,920	-
Euro	DBAB	Sell	196,930,000	220,721,113		6/06/16	11,386,207	-
Euro	HSBK	Buy	406,025,025	462,350,847		6/06/16	-	(30,749,717)
Euro	HSBK	Sell	406,025,025	460,286,209		6/06/16	28,685,080	-
Mexican Peso	CITI	Buy	1,672,699,230	105,184,671		6/06/16	-	(5,631,270)
Euro	GSCO	Sell	102,043,700	116,198,182		6/08/16	7,718,277	-
Japanese Yen	CITI	Sell	28,538,800,000	231,654,189		6/08/16	-	(1,499,302)
Mexican Peso	CITI	Buy	1,670,822,000	104,593,070		6/08/16	-	(5,168,201)
Japanese Yen	BZWS	Sell	35,594,850,000	286,648,386		6/10/16	-	(4,172,752)
Japanese Yen	CITI	Sell	12,207,090,000	98,384,767		6/10/16	-	(1,351,004)
Japanese Yen	HSBK	Sell	37,908,340,000	305,798,734		6/10/16	-	(3,924,347)
Euro	GSCO	Sell	104,415,800	118,924,375		6/13/16	7,901,454	-
Japanese Yen	DBAB	Sell	12,553,300,000	101,938,350		6/13/16	-	(637,612)
Mexican Peso	CITI	Buy	1,708,391,910	107,696,647		6/13/16	-	(6,079,055)
Euro	DBAB	Sell	70,474,000	80,307,942		6/15/16	5,368,804	-
Japanese Yen	CITI	Sell	4,208,470,000	34,312,562		6/16/16	-	(79,706)
Australian Dollar	CITI	Sell	245,796,300	186,991,993		6/20/16	10,944,187	-
Australian Dollar	JPHQ	Sell	615,570,000	467,051,426		6/20/16	26,158,914	-
Euro	BZWS	Sell	19,959,932	22,921,487		6/22/16	1,691,216	-
Japanese Yen	DBAB	Sell	24,749,910,000	202,536,088		6/22/16	230,440	-
Mexican Peso	CITI	Buy	1,314,260,000	83,940,729		6/22/16	-	(5,826,047)
Malaysian Ringgit	HSBK	Buy	167,392,229	43,934,968		6/23/16	-	(4,867,718)
Japanese Yen	BZWS	Sell	11,637,164,000	94,910,095		6/30/16	-	(240,602)
Japanese Yen	JPHQ	Sell	19,563,250,000	163,707,835		7/07/16	3,707,833	-
Mexican Peso	CITI	Buy	3,482,973,187	215,031,529		7/08/16	-	(8,295,848)
Euro	JPHQ	Sell	117,193,824	130,563,295		7/11/16	5,819,742	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Mexican Peso	CITI	Buy	922,449,101	56,664,973		7/11/16	-	(1,925,840)
Euro	JPHQ	Sell	34,212,000	39,042,734		7/13/16	2,623,969	-
Euro	MSCO	Sell	100,845,000	111,332,880		7/18/16	3,962,479	-
Euro	MSCO	Sell	94,240,000	103,018,456		7/22/16	2,665,019	-
Malaysian Ringgit	JPHQ	Buy	213,250,000	5,893,675,550	JPY	7/22/16	1,466,695	-
Malaysian Ringgit	JPHQ	Sell	213,250,000	5,884,996,275	JPY	7/22/16	-	(1,537,719)
Euro	DBAB	Sell	89,314,817	98,491,021		7/25/16	3,371,301	-
Japanese Yen	CITI	Sell	14,729,205,625	119,751,586		7/25/16	-	(794,193)
Euro	BZWS	Sell	69,060,000	76,276,079		7/28/16	2,719,129	-
Euro	CITI	Sell	97,037,945	107,152,695		7/28/16	3,795,972	-
Euro	GSCO	Sell	236,417,000	260,678,113		7/28/16	8,866,448	-
Euro	BZWS	Sell	8,238,187	9,180,636		7/29/16	405,669	-
Euro	DBAB	Buy	2,245,099	2,602,198		7/29/16	-	(210,814)
Euro	DBAB	Sell	2,245,099	2,512,491		7/29/16	121,106	-
Euro	JPHQ	Sell	236,418,000	263,674,631		7/29/16	11,852,220	-
Japanese Yen	BZWS	Sell	13,069,570,000	106,998,260		7/29/16	19,077	-
Malaysian Ringgit	JPHQ	Buy	6,585,000	1,672,169		7/29/16	-	(138,148)
Malaysian Ringgit	JPHQ	Sell	6,585,000	1,516,757		7/29/16	-	(17,264)
Mexican Peso	CITI	Buy	1,772,466,150	106,208,199		7/29/16	-	(1,187,420)
Euro	BZWS	Sell	21,388,935	23,610,818		8/05/16	822,099	-
Euro	DBAB	Sell	72,100,000	80,292,723		8/05/16	3,474,191	-
Euro	HSBK	Buy	236,418,000	274,717,716		8/05/16	-	(22,827,513)
Euro	HSBK	Sell	236,418,000	260,981,830		8/05/16	9,091,627	-
Euro	MSCO	Sell	8,856,901	9,774,653		8/05/16	338,119	-
Mexican Peso	CITI	Buy	2,260,406,280	136,374,436		8/05/16	-	(2,521,443)
Japanese Yen	MSCO	Sell	1,969,700,000	15,906,806		8/08/16	-	(221,968)
Malaysian Ringgit	HSBK	Buy	518,518,000	129,338,488		8/08/16	-	(8,608,030)
Malaysian Ringgit	JPHQ	Buy	13,600,000	3,397,452		8/08/16	-	(230,861)
Malaysian Ringgit	JPHQ	Sell	13,600,000	3,130,035		8/08/16	-	(36,556)
Mexican Peso	CITI	Buy	2,526,643,000	150,444,202		8/08/16	-	(863,378)
Euro	CITI	Sell	188,712,223	207,272,070		8/10/16	6,171,044	-
Japanese Yen	CITI	Sell	8,636,095,000	69,909,215		8/10/16	-	(812,264)
Malaysian Ringgit	DBAB	Buy	427,337,301	96,375,206	EUR	8/10/16	-	(3,212,184)
Mexican Peso	MSCO	Buy	1,342,789,000	79,728,595		8/10/16	-	(246,958)
South Korean Won	HSBK	Buy	184,000,000,000	19,360,065,655	JPY	8/10/16	-	(607,584)
Euro	DBAB	Sell	226,679,000	250,241,149		8/11/16	8,671,566	-
Euro	JPHQ	Sell	295,609,000	325,317,705		8/11/16	10,290,098	-
South Korean Won	HSBK	Buy	184,161,000,000	19,404,159,817	JPY	8/12/16	-	(844,636)
Euro	MSCO	Sell	144,241,714	162,858,271		8/15/16	9,117,638	-
Singapore Dollar	DBAB	Buy	54,530,000	38,767,240		8/15/16	-	(387,004)
Singapore Dollar	DBAB	Sell	54,530,000	38,535,741		8/15/16	155,505	-
Euro	MSCO	Sell	144,241,718	161,722,372		8/17/16	7,969,904	-
Mexican Peso	DBAB	Buy	1,413,199,480	83,762,031		8/17/16	-	(161,883)
Mexican Peso	MSCO	Buy	123,499,000	7,341,517		8/17/16	-	(35,730)
Singapore Dollar	BZWS	Buy	112,084,000	79,678,681		8/17/16	-	(793,506)
Singapore Dollar	BZWS	Sell	112,084,000	79,230,905		8/17/16	345,731	-
Singapore Dollar	DBAB	Buy	95,420,000	68,040,502		8/17/16	-	(883,519)
Singapore Dollar	DBAB	Sell	95,420,000	67,417,953		8/17/16	260,970	-
Singapore Dollar	HSBK	Buy	84,114,500	59,804,124		8/17/16	-	(603,997)
Euro	BZWS	Sell	186,465,000	208,742,906		8/18/16	9,975,466	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	142,058,430	159,072,768		8/18/16	7,641,720	-
Japanese Yen	DBAB	Sell	9,637,940,000	78,285,951		8/18/16	-	(663,445)
Euro	JPHQ	Sell	207,184,000	230,775,006		8/22/16	9,887,589	-
Japanese Yen	HSBK	Sell	19,192,069,750	155,754,502		8/22/16	-	(1,481,416)
Japanese Yen	JPHQ	Sell	4,331,618,000	35,148,824		8/22/16	-	(339,060)
Mexican Peso	HSBK	Buy	1,789,454,960	105,666,074		8/22/16	147,646	-
Japanese Yen	BZWS	Sell	4,322,430,000	35,262,115		8/24/16	-	(153,159)
Mexican Peso	DBAB	Buy	1,242,200,000	72,101,460		8/24/16	1,339,747	-
Euro	DBAB	Sell	149,427,000	171,093,915		8/25/16	11,765,226	-
Euro	JPHQ	Sell	204,801,000	234,486,905		8/25/16	16,114,891	-
Euro	SCNY	Sell	211,027,544	245,817,544		8/26/16	20,797,729	-
Japanese Yen	JPHQ	Sell	8,617,736,000	73,148,823		8/26/16	2,535,200	-
Euro	JPHQ	Sell	69,055,954	79,428,158		8/29/16	5,783,618	-
Japanese Yen	DBAB	Sell	8,644,374,000	72,672,333		8/29/16	1,831,176	-
Japanese Yen	JPHQ	Sell	10,357,462,000	87,038,593		8/29/16	2,158,578	-
Mexican Peso	CITI	Buy	1,412,593,600	80,215,423		8/29/16	3,263,557	-
Mexican Peso	HSBK	Buy	545,438,860	31,147,822		8/29/16	1,085,567	-
Euro	DBAB	Sell	60,147,806	68,027,169		8/31/16	3,877,007	-
Japanese Yen	JPHQ	Sell	6,909,339,000	57,818,011		8/31/16	1,190,632	-
Philippine Peso	JPHQ	Buy	2,519,000,000	52,761,661		8/31/16	-	(224,728)
Euro	JPHQ	Sell	65,175,000	73,845,556		9/06/16	4,315,169	-
Mexican Peso	CITI	Buy	1,158,913,000	66,352,513		9/06/16	2,086,380	-
Mexican Peso	HSBK	Buy	615,247,100	35,222,390		9/06/16	1,110,648	-
Singapore Dollar	DBAB	Buy	109,530,000	77,406,360		9/19/16	-	(366,777)
Singapore Dollar	DBAB	Sell	109,530,000	77,332,580		9/19/16	292,997	-
Japanese Yen	BZWS	Sell	24,270,000,000	203,547,616		9/20/16	4,462,616	-
Mexican Peso	HSBK	Buy	1,303,182,600	73,429,080		9/28/16	3,379,936	-
Mexican Peso	HSBK	Buy	603,492,100	34,481,322		9/30/16	1,081,954	-
Euro	DBAB	Sell	70,450,000	79,862,120		10/03/16	4,614,050	-
Euro	DBAB	Sell	67,415,000	76,253,107		10/07/16	4,233,936	-
Japanese Yen	JPHQ	Sell	19,563,250,000	164,195,609		10/07/16	3,600,612	-
Euro	DBAB	Sell	319,800,000	362,573,250		10/11/16	20,871,462	-
Euro	GSCO	Sell	102,935,000	116,637,707		10/11/16	6,653,112	-
Japanese Yen	HSBK	Sell	38,917,825,000	327,494,635		10/11/16	7,961,851	-
Euro	JPHQ	Sell	34,536,000	39,513,328		10/13/16	2,608,819	-
Japanese Yen	BZWS	Sell	19,705,372,000	165,863,154		10/13/16	4,059,086	-
Japanese Yen	DBAB	Sell	19,434,250,000	163,629,283		10/13/16	4,051,444	-
Malaysian Ringgit	JPHQ	Buy	1,260,410,373	262,722,329	EUR	10/17/16	11,683,291	-
Australian Dollar	BOFA	Sell	626,000,000	450,031,400		10/20/16	3,824,676	-
Australian Dollar	JPHQ	Sell	388,000,000	278,684,880		10/20/16	2,122,246	-
Mexican Peso	DBAB	Buy	1,955,968,680	115,158,592		10/21/16	-	(108,506)
Japanese Yen	BZWS	Sell	9,218,756,500	77,626,731		10/24/16	1,893,614	-
Mexican Peso	CITI	Buy	629,982,970	36,966,493		10/24/16	79,306	-
Mexican Peso	DBAB	Buy	1,798,400,870	105,371,141		10/24/16	382,824	-
Euro	BZWS	Sell	280,805,419	312,613,653		10/27/16	12,363,469	-
Malaysian Ringgit	JPHQ	Buy	913,144,316	190,139,368	EUR	10/31/16	8,408,138	-
Euro	DBAB	Sell	11,263,065	12,544,802		11/04/16	497,523	-
Euro	DBAB	Sell	150,605,000	166,028,358		11/07/16	4,915,664	-
Japanese Yen	BOFA	Sell	6,474,170,000	53,982,006		11/07/16	763,419	-
Indonesian Rupiah	JPHQ	Buy	2,084,500,000,000	194,649,360	AUD	11/08/16	-	(157,855)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	DBAB	Sell	70,759,000	77,799,521		11/09/16	2,096,935	-
Indonesian Rupiah	JPHQ	Buy	1,504,000,000,000	100,000,000		11/09/16	-	(101,880)
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,174,603	AUD	11/09/16	-	(196,392)
Japanese Yen	CITI	Sell	9,190,446,650	76,357,981		11/09/16	804,612	-
Mexican Peso	CITI	Buy	666,525,500	39,094,698		11/09/16	44,747	-
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,153,861	AUD	11/10/16	-	(212,578)
Euro	CITI	Sell	58,869,509	63,629,109		11/14/16	632,654	-
Euro	DBAB	Sell	377,328,000	410,842,273		11/14/16	7,062,345	-
Euro	JPHQ	Sell	101,421,123	109,607,329		11/14/16	1,076,253	-
Indonesian Rupiah	JPHQ	Buy	7,560,000,000,000	500,000,000		11/14/16	1,562,610	-
Indonesian Rupiah	JPHQ	Buy	1,823,573,000,000	170,157,040	AUD	11/14/16	-	(189,814)
Japanese Yen	CITI	Sell	24,889,202,000	204,529,559		11/14/16	-	(125,816)
Japanese Yen	HSBK	Sell	6,367,072,000	52,281,250		11/14/16	-	(73,000)
Japanese Yen	JPHQ	Sell	9,028,069,000	74,072,817		11/14/16	-	(161,899)
Mexican Peso	CITI	Buy	1,341,351,000	77,573,832		11/14/16	1,157,785	-
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	129,940,957	AUD	11/15/16	-	(128,548)
Japanese Yen	CITI	Sell	12,414,890,000	102,327,550		11/16/16	235,236	-
Japanese Yen	MSCO	Sell	3,400,000,000	28,010,051		11/16/16	50,571	-
Euro	DBAB	Sell	102,118,400	110,974,108		11/17/16	1,682,276	-
Euro	DBAB	Sell	69,738,000	75,683,165		11/18/16	1,043,010	-
Japanese Yen	DBAB	Sell	10,792,263,000	88,871,291		11/18/16	114,686	-
Euro	DBAB	Sell	133,816,000	144,394,155		11/21/16	1,152,574	-
Japanese Yen	CITI	Sell	15,005,634,000	123,102,949		11/21/16	-	(321,019)
Malaysian Ringgit	JPHQ	Buy	903,500,000	24,755,900,000	JPY	11/22/16	5,663,719	-
Euro	MSCO	Sell	158,886,676	171,440,591		11/25/16	1,332,130	-
Mexican Peso	CITI	Buy	1,775,831,900	104,368,610		11/25/16	-	(235,618)
Euro	DBAB	Sell	277,024,466	299,203,045		11/28/16	2,573,367	-
Euro	GSCO	Sell	203,544,000	218,229,700		12/02/16	241,906	-
Total Forward Exchange Contracts							$1,694,444,591	$(552,506,563)
Net unrealized appreciation (depreciation)							$1,141,938,028

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA	LCH	$3,657,620,000	10/17/17	$-	$(880,112)
LIBOR Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA	LCH	2,081,160,000	1/22/25	3,652,828	-
LIBOR Pay Fixed rate 1.914%
Receive Floating rate 3-month USD BBA	LCH	2,601,430,000	1/23/25	-	(8,110,499)
LIBOR Pay Fixed rate 1.970%
Receive Floating rate 3-month USD BBA	LCH	1,535,390,000	1/27/25	-	(4,856,830)
LIBOR Pay Fixed rate 1.973%
Receive Floating rate 3-month USD BBA	LCH	383,800,000	1/29/25	54,962	-
LIBOR Pay Fixed rate 1.937%
Receive Floating rate 3-month USD BBA	LCH	325,000,000	1/30/25	-	(59,946)
LIBOR Pay Fixed rate 1.942%
Receive Floating rate 3-month USD BBA	LCH	514,670,000	2/03/25	5,764,363	-
LIBOR Pay Fixed rate 1.817%
Receive Floating rate 3-month USD BBA	LCH	39,700,000	3/27/25	45,397	-
LIBOR Pay Fixed rate 1.978%
Receive Floating rate 3-month USD BBA	LCH	39,700,000	3/27/25	19,675	-
LIBOR Pay Fixed rate 1.985%
Receive Floating rate 3-month USD BBA	LCH	893,410,000	7/22/25	-	(39,821,597)
LIBOR Pay Fixed rate 2.450%
Receive Floating rate 3-month USD BBA	LCH	101,430,000	7/23/25	-	(4,401,125)
LIBOR Pay Fixed rate 2.439%
Receive Floating rate 3-month USD BBA	CME	798,605,000	7/24/25	-	(31,743,177)
LIBOR Pay Fixed rate 2.400%
Receive Floating rate 3-month USD BBA	LCH	385,470,000	7/22/45	-	(34,018,231)
LIBOR Pay Fixed rate 2.890%
Receive Floating rate 3-month USD BBA	LCH	54,025,000	7/24/45	-	(4,416,256)
LIBOR Pay Fixed rate 2.861%
Receive Floating rate 3-month USD BBA	LCH	1,057,400,000	8/24/45	-	(16,618,943)
LIBOR Pay Fixed rate 2.574%
Total Interest Rate Swap Contracts				$9,537,225	$(144,926,716)
Net unrealized appreciation (depreciation)					$(135,389,491)

ABBREVIATIONS

Currency/Exchange

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
CME	Chicago Mercantile Exchange
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase Bank, N.A.
LCH	London Clearing House

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
MSCO	Morgan Stanley and Co. Inc.
SCNY	Standard Chartered Bank
UBSW	UBS AG

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar

Selected Portfolio

FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GDP	Gross Domestic Product

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited)

Templeton Global Total Return Fund	Shares/Warrants			Value
Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%
[a,s]Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,s]Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,s]Edcon Holdings Ltd., F2 wts., 2/20/49	31,895,811			—

				—
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920			473,568

Total Common Stocks and Other Equity Interests (Cost $1,314,622)				473,568
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37			25,900
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			1,025,149
Total Convertible Preferred Stocks (Cost $2,895,379)				1,051,049
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			46,287,284

Foreign Government and Agency Securities 72.0%
Bosnia & Herzegovina 0.0%†
[b,c]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.875%, 12/11/21	189,583		DEM	87,124

Brazil 8.2%
Letra Tesouro Nacional, Strip,
1/01/16	122,340[d] BRL			31,260,581
7/01/16	14,770[d] BRL			3,519,122
10/01/16	46,650[d] BRL			10,686,908
[e]1/01/19	382,210[d] BRL			62,365,043
7/01/19	753,760[d] BRL			114,407,947
Nota Do Tesouro Nacional,
10.00%, 1/01/17	57,615[d] BRL			14,113,168
[e]10.00%, 1/01/21	234,510[d] BRL			49,100,106
10.00%, 1/01/23	349,440[d] BRL			69,454,930
[e]10.00%, 1/01/25	316,880[d] BRL			60,312,308
[f]Index Linked, 6.00%, 5/15/17	5,321	[d]	BRL	3,750,071
[f]Index Linked, 6.00%, 5/15/19	73,710	[d]	BRL	50,171,100
[f]Index Linked, 6.00%, 8/15/20	4,190	[d]	BRL	2,805,365
[f]Index Linked, 6.00%, 8/15/22	62,989	[d]	BRL	41,257,403
[f]Index Linked, 6.00%, 5/15/23	143,373	[d]	BRL	93,355,999
[f]Index Linked, 6.00%, 8/15/24	4,390	[d]	BRL	2,880,659
[f]Index Linked, 6.00%, 8/15/50	400	[d]	BRL	244,325
				609,685,035
Croatia 0.1%
[g]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,424,945
Ecuador 0.6%
[g]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000			42,719,210

Ghana 1.7%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000		GHS	1,302,915
23.95%, 11/06/17	7,490,000		GHS	1,989,452
Government of Ghana,
16.90%, 3/07/16	2,390,000		GHS	616,598
19.24%, 5/30/16	33,350,000		GHS	8,578,410
23.00%, 2/13/17	25,490,000		GHS	6,674,389
25.48%, 4/24/17	1,320,000		GHS	355,353

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
24.44%, 5/29/17	34,140,000	GHS	9,105,363
26.00%, 6/05/17	3,110,000	GHS	844,946
25.40%, 7/31/17	11,600,000	GHS	3,131,634
23.00%, 8/21/17	85,849,000	GHS	22,456,743
23.23%, 2/19/18	19,460,000	GHS	5,104,844
22.49%, 4/23/18	5,950,000	GHS	1,541,246
23.47%, 5/21/18	47,670,000	GHS	12,574,844
19.04%, 9/24/18	43,190,000	GHS	10,394,071
24.50%, 10/22/18	71,467,000	GHS	19,232,804
21.00%, 3/23/20	460,000	GHS	111,925
senior note, 24.00%, 11/23/20	94,380,000	GHS	24,835,948
			128,851,485
Hungary 2.0%
Government of Hungary,
6.00%, 1/11/19	6,014,000	EUR	7,337,764
5.375%, 2/21/23	35,870,000		39,468,658
A, 6.75%, 11/24/17	10,181,890,000	HUF	38,122,214
senior note, 6.25%, 1/29/20	20,525,000		23,110,945
senior note, 6.375%, 3/29/21	22,040,000		25,279,108
senior note, 5.375%, 3/25/24	10,000,000		11,037,650
[b]senior note, Reg S, 5.75%, 6/11/18	2,595,000	EUR	3,080,411
			147,436,750
Iceland 0.1%
[g]Government of Iceland, 144A, 5.875%, 5/11/22	9,630,000		11,017,346

India 3.1%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	26,905,244
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,097,603
senior bond, 8.28%, 9/21/27	539,800,000	INR	8,291,043
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	29,141,174
senior note, 7.28%, 6/03/19	69,400,000	INR	1,032,508
senior note, 8.12%, 12/10/20	1,341,500,000	INR	20,389,880
senior note, 7.16%, 5/20/23	2,481,400,000	INR	35,674,360
senior note, 8.83%, 11/25/23	6,495,900,000	INR	102,531,144
			232,062,956
Indonesia 4.7%
Government of Indonesia,
7.875%, 4/15/19	52,415,000,000	IDR	3,741,220
6.125%, 5/15/28	18,838,000,000	IDR	1,091,065
FR31, 11.00%, 11/15/20	35,872,000,000	IDR	2,846,569
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	2,992,393
FR35, 12.90%, 6/15/22	95,624,000,000	IDR	8,363,208
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,625,272
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	536,893
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,152,305
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	172,109
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	280,480
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	563,336
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	537,568
FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,615,641
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	1,979,974
FR61, 7.00%, 5/15/22	79,931,000,000	IDR	5,325,363
senior bond, 5.625%, 5/15/23	67,033,000,000	IDR	4,080,848
senior bond, 7.00%, 5/15/27	12,559,000,000	IDR	796,433
senior bond, 9.00%, 3/15/29	543,676,000,000	IDR	40,279,596
senior bond, FR53, 8.25%, 7/15/21	2,031,828,000,000	IDR	145,687,960
senior bond, FR56, 8.375%, 9/15/26	1,321,389,000,000	IDR	94,316,650
senior bond, FR70, 8.375%, 3/15/24	336,116,000,000	IDR	24,051,654
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	226,736
			352,263,273
Ireland 0.7%
Government of Ireland, senior bond, 5.40%, 3/13/25	37,724,700	EUR	55,369,838

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

Kenya 0.2%
[g]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			17,861,304

Lithuania 0.1%
[g]Government of Lithuania, 144A, 7.375%, 2/11/20	8,590,000			10,250,318

Malaysia 4.0%
Government of Malaysia,
3.314%, 10/31/17	226,300,000		MYR	53,502,325
senior bond, 4.262%, 9/15/16	262,538,000		MYR	62,429,743
senior bond, 3.814%, 2/15/17	92,430,000		MYR	21,990,072
senior note, 3.172%, 7/15/16	257,876,000		MYR	60,759,932
senior note, 3.394%, 3/15/17	153,994,000		MYR	36,467,240
senior note, 4.012%, 9/15/17	271,310,000		MYR	64,941,149
				300,090,461
Mexico 11.4%
Government of Mexico,
7.25%, 12/15/16	54,283,250[h] MXN			339,530,983
7.75%, 12/14/17	53,274,160[h] MXN			344,093,274
senior note, 8.50%, 12/13/18	22,554,300	[h]	MXN	150,182,679
[i]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	836,564	[j]	MXN	5,158,959
3.50%, 12/14/17	844,605	[j]	MXN	5,318,237
4.00%, 6/13/19	581,188	[j]	MXN	3,739,266
2.50%, 12/10/20	458,218	[j]	MXN	2,763,083
				850,786,481
Philippines 2.1%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	126,690,000		PHP	2,790,833
senior note, 7.00%, 1/27/16	516,430,000		PHP	11,012,159
senior note, 1.625%, 4/25/16	6,699,570,000		PHP	141,652,082
				155,455,074
Poland 2.5%
Government of Poland,
5.00%, 4/25/16	304,780,000		PLN	76,473,917
4.75%, 10/25/16	293,705,000		PLN	74,765,800
4.75%, 4/25/17	9,170,000		PLN	2,368,844
[c]FRN, 1.79%, 1/25/17	64,309,000		PLN	15,918,362
[c]FRN, 1.79%, 1/25/21	55,199,000		PLN	13,414,244
				182,941,167
Portugal 2.6%
Government of Portugal,
[g]144A, 5.125%, 10/15/24	179,860,000			186,898,821
[b]senior bond, Reg S, 4.95%, 10/25/23	1,419,700		EUR	1,823,426
[b]senior bond, Reg S, 5.65%, 2/15/24	3,549,500		EUR	4,735,931
				193,458,178
Serbia 4.0%
[g]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000			47,479,208
7.25%, 9/28/21	29,790,000			34,105,677
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	9,641,724
Serbia Treasury Note,
10.00%, 12/06/15	123,700,000		RSD	1,079,744
10.00%, 1/30/16	104,830,000		RSD	924,327
10.00%, 2/21/16	4,619,000,000		RSD	40,882,378
10.00%, 5/22/16	273,340,000		RSD	2,456,891
10.00%, 6/27/16	680,370,000		RSD	6,149,341
10.00%, 8/15/16	280,100,000		RSD	2,549,960
10.00%, 10/17/16	156,810,000		RSD	1,440,205
10.00%, 12/19/16	439,100,000		RSD	4,065,369
8.00%, 1/12/17	49,570,000		RSD	450,888
8.00%, 3/23/17	570,360,000		RSD	5,210,738

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
8.00%, 4/06/17	827,050,000	RSD	7,560,874
10.00%, 5/08/17	149,560,000	RSD	1,405,056
10.00%, 7/10/17	3,418,090,000	RSD	32,289,924
10.00%, 11/08/17	848,160,000	RSD	8,097,821
10.00%, 3/02/18	1,570,870,000	RSD	15,168,482
10.00%, 4/27/18	3,047,410,000	RSD	29,596,940
10.00%, 11/21/18	140,010,000	RSD	1,379,135
10.00%, 8/21/19	2,432,950,000	RSD	24,252,503
10.00%, 3/20/21	470,580,000	RSD	4,702,805
10.00%, 6/05/21	116,150,000	RSD	1,146,943
10.00%, 9/11/21	1,505,120,000	RSD	14,925,358
			296,962,291
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,567,280

Slovenia 1.5%
[g]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,380,000		31,922,675
5.85%, 5/10/23	66,680,000		76,509,299
			108,431,974
South Korea 12.9%
Korea Monetary Stabilization Bond, senior note,
2.78%, 2/02/16	107,819,740,000	KRW	93,143,824
2.80%, 4/02/16	47,389,180,000	KRW	41,017,809
2.79%, 6/02/16	255,314,170,000	KRW	221,381,538
1.62%, 6/09/16	10,349,900,000	KRW	8,921,507
2.46%, 8/02/16	43,062,100,000	KRW	37,323,580
1.56%, 8/09/16	21,371,000,000	KRW	18,410,268
2.22%, 10/02/16	23,710,100,000	KRW	20,529,893
1.61%, 11/09/16	92,943,300,000	KRW	80,050,577
2.07%, 12/02/16	90,980,300,000	KRW	78,718,230
1.96%, 2/02/17	39,466,600,000	KRW	34,118,923
1.70%, 8/02/17	16,047,900,000	KRW	13,823,993
1.56%, 10/02/17	117,730,100,000	KRW	101,152,348
Korea Treasury Bond, senior note,
4.00%, 3/10/16	2,835,300,000	KRW	2,460,321
2.75%, 6/10/16	72,972,300,000	KRW	63,268,662
3.00%, 12/10/16	77,855,840,000	KRW	68,000,739
2.00%, 12/10/17	92,761,600,000	KRW	80,365,905
			962,688,117
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	71,966
8.00%, 6/15/17	29,570,000	LKR	208,697
10.60%, 7/01/19	441,620,000	LKR	3,267,234
10.60%, 9/15/19	805,410,000	LKR	5,972,577
8.00%, 11/01/19	29,570,000	LKR	202,642
9.25%, 5/01/20	35,270,000	LKR	249,898
11.20%, 7/01/22	89,990,000	LKR	691,522
A, 6.40%, 8/01/16	86,300,000	LKR	601,851
A, 5.80%, 1/15/17	394,700,000	LKR	2,723,481
A, 7.50%, 8/15/18	95,560,000	LKR	657,675
A, 8.00%, 11/15/18	542,330,000	LKR	3,769,428
A, 9.00%, 5/01/21	162,810,000	LKR	1,140,217
A, 11.00%, 8/01/21	83,950,000	LKR	637,958
B, 8.00%, 6/01/16	1,537,000,000	LKR	10,818,734
B, 6.40%, 10/01/16	885,200,000	LKR	6,164,723
B, 5.80%, 7/15/17	973,900,000	LKR	6,641,475
B, 8.50%, 7/15/18	124,950,000	LKR	882,037
C, 8.50%, 4/01/18	510,340,000	LKR	3,613,154
D, 8.50%, 6/01/18	119,600,000	LKR	844,111

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

[b]senior note, Reg S, 6.25%, 7/27/21	50,000,000		49,294,000
			98,453,380
Ukraine 3.5%
[g]Government of Ukraine, 144A,
7.75%, 9/01/19	8,163,000		7,997,863
7.75%, 9/01/20	30,160,000		29,293,503
7.75%, 9/01/21	30,079,000		28,909,679
7.75%, 9/01/22	30,079,000		28,725,144
7.75%, 9/01/23	30,079,000		28,608,588
7.75%, 9/01/24	30,079,000		28,437,739
7.75%, 9/01/25	30,079,000		28,196,506
7.75%, 9/01/26	30,079,000		28,150,936
7.75%, 9/01/27	30,079,000		27,966,101
[r]GDP Linked Securities, 5/31/40	60,577,000		28,471,190
			264,757,249
Uruguay 4.7%
[i]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	253,307,808	UYU	7,771,097
senior bond, Index Linked, 5.00%, 9/14/18	179,848,273	UYU	6,137,008
senior bond, Index Linked, 4.375%, 12/15/28	3,831,604,227	UYU	116,900,132
senior bond, Index Linked, 4.00%, 7/10/30	132,339,265	UYU	3,892,200
senior bond, Index Linked, 3.70%, 6/26/37	28,204,450	UYU	744,904
Uruguay Notas del Tesoro,
9.50%, 1/27/16	507,279,000	UYU	16,992,758
11.00%, 3/21/17	765,015,000	UYU	24,667,538
7, 13.25%, 4/08/18	304,900,000	UYU	9,923,500
[i]10, Index Linked, 4.25%, 1/05/17	289,488,471	UYU	9,730,662
[i]13, Index Linked, 4.00%, 5/25/25	620,266,959	UYU	19,318,524
[i]14, Index Linked, 4.00%, 6/10/20	588,163,260	UYU	19,097,858
[i]16, Index Linked, 3.25%, 1/27/19	1,019,985	UYU	33,259
[i]17, Index Linked, 2.75%, 6/16/16	358,828,070	UYU	11,981,638
[i]18, Index Linked, 2.25%, 8/23/17	180,495,348	UYU	5,842,378
[i]19, Index Linked, 2.50%, 9/27/22	191,631,258	UYU	5,555,046
senior note, 13.90%, 7/29/20	420,202,000	UYU	13,538,982
Uruguay Treasury Bill, Strip,
1/14/16	333,423,000	UYU	11,087,236
3/03/16	217,510,000	UYU	7,109,425
4/21/16	219,579,000	UYU	7,029,928
6/09/16	153,250,000	UYU	4,860,368
7/28/16	281,620,000	UYU	8,755,154
9/15/16	200,920,000	UYU	6,075,621
11/03/16	46,340,000	UYU	1,376,054
2/10/17	329,270,000	UYU	9,467,528
4/03/17	581,589,000	UYU	16,288,365
5/19/17	272,740,000	UYU	7,491,891
			351,669,054
Total Foreign Government and Agency Securities (Cost $6,060,712,193)			5,379,290,290
Quasi-Sovereign and Corporate Bonds 4.6%
Australia 0.1%
[g]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	2,200,000		1,783,100
[g]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	8,500,000		8,197,187
			9,980,287
Bermuda 0.1%
[g]Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,000,000		2,433,750
[g]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		5,520,500
			7,954,250
Canada 0.2%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		4,583,250
[g]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	6,890,000		4,512,950

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

7.00%, 2/15/21	5,000,000		3,203,125
			12,299,325
France 0.1%
CGG SA, senior note,
6.50%, 6/01/21	3,400,000		1,861,500
6.875%, 1/15/22	5,700,000		3,131,438
			4,992,938
Germany 0.0%†
[g]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured bond,	1,890,000		2,146,849
first lien, 144A, 5.75%, 1/15/23		EUR
Italy 0.1%
[g]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	10,000,000		9,625,000
Luxembourg 0.2%
ArcelorMittal, senior note, 6.50%, 3/01/21	8,000,000		7,020,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	2,000,000		1,220,000
senior bond, 5.50%, 8/01/23	6,500,000		4,858,750
senior note, 7.50%, 4/01/21	2,000,000		1,670,000
			14,768,750
Mexico 0.1%
[g]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	8,700,000		8,107,312
Netherlands 0.1%
[g]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	9,000,000		7,515,000
Russia 0.1%
LUKOIL International Finance BV,
[g]144A, 6.656%, 6/07/22	430,000		450,906
[b]Reg S, 6.656%, 6/07/22	2,400,000		2,517,984
[g]senior note, 144A, 6.125%, 11/09/20	6,180,000		6,422,040
TNK-BP Finance SA,
[g]senior bond, 144A, 7.25%, 2/02/20	590,000		629,825
[b]senior note, Reg S, 7.875%, 3/13/18	420,000		451,055
			10,471,810
South Africa 0.4%
Edcon Ltd.,
[g]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	1,336,662
[g]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		8,393,813
[g]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	5,332,331
[g,k]senior secured note, 144A, PIK, 8.00%, 6/30/19	2,796,812	EUR	2,573,929
[g,k]senior secured note, 144A, PIK, 8.00%, 6/30/19	5,593,625	EUR	5,262,593
[g,k]senior secured note, 144A, PIK, 12.75%, 6/30/19	8,390,438	EUR	7,893,891
[b]senior secured note, first lien, Reg S, 9.50%, 3/01/18	100,000	EUR	67,361
			30,860,580
Sweden 0.1%
[g]Stena AB, senior bond, 144A, 7.00%, 2/01/24	400,000		351,000
[g]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		6,101,325
			6,452,325
Ukraine 0.1%
[g]Ukreiximbank, (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%,	6,430,000		5,895,346
1/22/25

United Kingdom 0.1%
HSBC Holdings PLC, sub. bond, 6.50%, 9/15/37	300,000		366,051
[g]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	2,000,000	GBP	3,074,429
			3,440,480
United States 2.8%
[l]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,	4,000,000		4,160,000
Perpetual
[g]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		5,831,250

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
[m]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,	3,100,000	2,402,500
6/01/17
California Resources Corp.,
senior bond, 6.00%, 11/15/24	3,000,000	1,801,875
senior note, 5.50%, 9/15/21	2,100,000	1,270,500
Calpine Corp., senior bond, 5.75%, 1/15/25	5,000,000	4,700,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	8,200,000	8,261,500
[g]CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	2,000,000	2,015,000
Chaparral Energy Inc., senior bond, 8.25%, 9/01/21	11,400,000	2,508,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000	4,987,500
5.75%, 3/15/23	1,700,000	731,000
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	5,100,000	5,189,250
7.125%, 7/15/20	4,600,000	4,623,000
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000	7,131,250
senior note, 5.00%, 8/15/22	800,000	819,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	1,500,000	1,410,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	1,975,000
senior sub. note, 7.625%, 3/15/20	4,500,000	4,381,875
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000	7,496,562
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	215,000
senior note, 9.25%, 12/15/17	4,000,000	1,180,000
[n]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	19,730	15,850
[g]First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	9,200,000	9,223,000
senior secured bond, second lien, 144A, 8.25%, 1/15/21	4,000,000	4,185,000
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	314,000	255,125
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	100,000	85,000
senior bond, 7.875%, 1/15/27	200,000	168,000
senior note, 7.125%, 1/15/23	800,000	678,000
Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	5,000,000	1,550,000
[g]senior secured note, third lien, 144A, 13.00%, 2/15/22	3,900,000	1,823,250
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	8,000,000	8,590,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	4,491,500
senior secured note, first lien, 9.00%, 9/15/22	1,500,000	1,029,375
[g]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,677,687
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,788,750
[l]JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,	5,000,000	5,065,000
Perpetual
[g]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,	4,250,000	2,656,250
12/15/20
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	6,000,000	975,000
Navient Corp., senior note, 5.50%, 1/15/19	9,600,000	9,259,200
Penn Virginia Corp., senior note, 8.50%, 5/01/20	8,000,000	1,800,000
[g]Post Holdings Inc., senior note, 144A, 6.00%, 12/15/22	6,100,000	6,039,000
[c,g,m]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	1,000,000	305,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000	1,510,269
5.00%, 10/01/22	2,400,000	2,298,994
Reynolds Group Issuer Inc./LLC/SA, senior note, 9.00%, 4/15/19	7,350,000	7,478,625
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	8,600,000	8,363,500
[g]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	8,000,000	8,290,000
Sprint Communications Inc., senior note,
6.00%, 11/15/22	5,000,000	3,750,000
[g]144A, 9.00%, 11/15/18	4,000,000	4,330,000
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	9,500,000	9,500,000

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	4,000,000			3,870,000
8.125%, 4/01/22	3,900,000			3,914,625
[g,m]Texas Competitive Eletric Holdings Co. LLC/Texas Competitive Eletric Holdings	6,200,000			2,201,000
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20
[g]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	8,000,000			7,370,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	451,000			68,778
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000			4,300,000
				205,995,840
Total Quasi-Sovereign and Corporate Bonds (Cost $469,603,692)				340,506,092
[c]Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	191,948			190,508
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,	56,404			27,356
1/29/18
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	135,899			124,631
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485			319,846
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821			202,325
Total Senior Floating Rate Interests (Cost $922,994)				864,666
	Shares
Escrows and Litigation Trusts 0.0%
United States 0.0%
[a,n]Comfort Co. Inc., Escrow Account	1,299			—
[a,n]NewPage Corp., Litigation Trust	2,500,000			—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $6,589,308,880)				5,768,472,949

	Principal Amount*
Short Term Investments 17.3%
Foreign Government and Agency Securities 5.6%
Malaysia 3.1%
[o]Bank of Negara Monetary Note,
5/12/16	662,620,000		MYR	153,713,217
3/01/16 - 10/18/16	282,562,000		MYR	65,359,909
[o]Malaysia Treasury Bill, 12/04/15 - 5/27/16	55,300,000		MYR	12,917,630
				231,990,756
Mexico 0.3%
[o]Mexico Treasury Bill, 1/07/16 - 3/31/16	41,340,040	[p]	MXN	24,708,087
Philippines 1.1%
[o]Philippine Treasury Bill, 12/02/15 - 9/07/16	4,019,780,000		PHP	84,305,111
Singapore 0.1%
[o]Monetary Authority of Singapore Treasury Bill, 12/22/15 - 1/05/16	5,150,000		SGD	3,648,042
South Korea 1.0%
Korea Monetary Stabilization Bond,
[o]1/05/16 - 4/19/16	20,223,400,000		KRW	17,390,285
senior note, 1.92%, 3/09/16	1,416,020,000		KRW	1,221,787
senior note, 1.74%, 5/09/16	27,275,500,000		KRW	23,525,640
senior note, 1.57%, 7/09/16	11,152,900,000		KRW	9,610,002
senior note, 1.52%, 9/09/16	14,251,900,000		KRW	12,271,328
senior note, 1.53%, 10/08/16	13,363,200,000		KRW	11,503,099
				75,522,141
Uruguay 0.0%†
[o]Uruguay Treasury Bill, 1/04/16 - 4/11/16	24,360,000		UYU	796,040

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
Total Foreign Government and Agency Securities (Cost $426,976,761)		420,970,177
Total Investments before Money Market Funds (Cost $7,016,285,641)		6,189,443,126
	Shares
Money Market Funds (Cost $870,468,216) 11.7%
United States 11.7%
[a,q]Institutional Fiduciary Trust Money Market Portfolio	870,468,216	870,468,216
Total Investments (Cost $7,886,753,857) 94.5%		7,059,911,342
Other Assets, less Liabilities 5.5%		410,023,905
Net Assets 100.0%		$7,469,935,247

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2015, the aggregate value of these securities was $62,057,292, representing 0.83% of net assets.
c The coupon rate shown represents the rate at period end.
d Principal amount is stated in 1,000 Brazilian Real Units.
e A portion or all of the security purchased on a delayed delivery basis.
f Redemption price at maturity is adjusted for inflation.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $896,444,102, representing 12.00% of net assets.
h Principal amount is stated in 100 Mexican Peso Units.
i Principal amount of security is adjusted for inflation.
j Principal amount is stated in 100 Unidad de Inversion Units.
k Income may be received in additional securities and/or cash.
l Perpetual security with no stated maturity date.
m Defaulted security or security for which income has been deemed uncollectible.
n Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2015, the aggregate value of these securities was $15,850, representing less than 0.01% of net assets.
o The security is traded on a discount basis with no stated coupon rate.
p Principal amount is stated in 10 Mexican Peso Units.
q See Note 7 regarding investments in affiliated management investment companies.
r Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.
s See Note 6 regarding restricted securities.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	52,151,000	55,201,834		12/01/15	$-	$(94468)
Euro	GSCO	Sell	52,151,000	56,979,140		12/01/15	1,871,774	-
Japanese Yen	GSCO	Buy	8,236,852,000	66,939,065		12/01/15	-	(27,016)
Japanese Yen	GSCO	Sell	8,236,852,000	66,502,919		12/01/15	-	(409,131)
Uruguayan Peso	CITI	Buy	79,460,000	3,089,425		12/01/15	-	(404,448)
Uruguayan Peso	CITI	Sell	79,460,000	2,670,027		12/01/15	-	(14,950)
Chilean Peso	BZWS	Buy	329,100,000	470,546		12/02/15	-	(7,645)
Chilean Peso	BZWS	Sell	329,100,000	460,924		12/02/15	-	(1,977)
Chilean Peso	DBAB	Buy	1,480,948,000	2,140,717		12/02/15	-	(57,666)
Chilean Peso	DBAB	Sell	1,480,948,000	2,082,762		12/02/15	-	(289)
Chilean Peso	JPHQ	Buy	172,600,000	249,134		12/02/15	-	(6,361)
Chilean Peso	JPHQ	Sell	172,600,000	240,725		12/02/15	-	(2,048)
Chilean Peso	MSCO	Buy	417,920,000	595,285		12/02/15	-	(7,453)
Chilean Peso	MSCO	Sell	417,920,000	582,873		12/02/15	-	(4,959)
Polish Zloty	CITI	Buy	281,000	66,061	EUR	12/03/15	-	(267)
Polish Zloty	CITI	Sell	281,000	66,110	EUR	12/03/15	319	-
Polish Zloty	JPHQ	Buy	717,882,597	168,728,546	EUR	12/03/15	-	(640,918)
Polish Zloty	JPHQ	Sell	717,882,597	169,505,826	EUR	12/03/15	1,462,320	-
Chilean Peso	BZWS	Buy	435,250,000	626,529		12/04/15	-	(14,452)
Euro	CITI	Sell	8,173,000	10,200,313		12/04/15	1,563,050	-
Euro	DBAB	Sell	8,035,000	10,025,270		12/04/15	1,533,846	-
Euro	CITI	Buy	7,059,000	8,407,693		12/07/15	-	(946,892)
Euro	CITI	Sell	7,059,000	8,746,807		12/07/15	1,286,007	-
Chilean Peso	CITI	Buy	603,678,000	868,252		12/09/15	-	(19,771)
Chilean Peso	MSCO	Buy	17,761,679,400	25,540,938		12/09/15	-	(576,562)
Euro	DBAB	Sell	183,617	227,906		12/09/15	33,823	-
Euro	HSBK	Buy	7,767	8,976		12/09/15	-	(766)
Euro	HSBK	Sell	7,767	9,568		12/09/15	1,358	-
Euro	SCNY	Sell	3,227,500	3,986,995		12/09/15	575,536	-
Japanese Yen	HSBK	Sell	3,034,900,000	24,239,447		12/09/15	-	(423,080)
Singapore Dollar	DBAB	Buy	9,810,000	7,253,503		12/09/15	-	(301,480)
Singapore Dollar	DBAB	Sell	9,810,000	6,932,862		12/09/15	-	(19,161)
Singapore Dollar	GSCO	Buy	5,725,000	4,225,716		12/09/15	-	(168,597)
Singapore Dollar	GSCO	Sell	5,725,000	4,019,236		12/09/15	-	(37,882)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Chilean Peso	BZWS	Buy	265,850,000	381,831		12/10/15	-	(8,214)
Polish Zloty	DBAB	Buy	26,145,960	6,133,662	EUR	12/10/15	-	(13,830)
Polish Zloty	DBAB	Sell	26,145,960	6,149,449	EUR	12/10/15	30,517	-
Chilean Peso	DBAB	Buy	350,571,250	506,167		12/11/15	-	(13,537)
Euro	MSCO	Sell	964,000	1,208,282		12/11/15	189,262	-
Mexican Peso	CITI	Buy	362,094,340	23,856,298		12/11/15	-	(2,036,660)
Euro	DBAB	Sell	4,002,875	4,980,978		12/14/15	749,175	-
Singapore Dollar	JPHQ	Buy	5,777,000	4,293,252		12/14/15	-	(200,008)
Singapore Dollar	JPHQ	Sell	5,777,000	4,049,176		12/14/15	-	(44,068)
Euro	BOFA	Sell	55,504,000	69,016,449		12/15/15	10,335,987	-
Euro	CITI	Buy	24,838,000	28,737,566		12/15/15	-	(2,478,102)
Euro	CITI	Sell	24,838,000	30,887,295		12/15/15	4,627,831	-
Euro	JPHQ	Sell	455,000	567,990		12/15/15	86,951	-
Malaysian Ringgit	DBAB	Buy	8,400,000	2,346,041		12/15/15	-	(372,936)
Malaysian Ringgit	DBAB	Sell	8,400,000	2,299,039		12/15/15	325,935	-
Mexican Peso	CITI	Buy	142,131,300	9,056,410		12/15/15	-	(494,155)
Polish Zloty	DBAB	Buy	15,880,000	3,739,110	EUR	12/15/15	-	(24,146)
Polish Zloty	DBAB	Sell	15,880,000	3,757,157	EUR	12/15/15	43,226	-
Singapore Dollar	DBAB	Buy	9,800,000	7,270,299		12/16/15	-	(327,085)
Singapore Dollar	DBAB	Sell	9,800,000	6,849,650		12/16/15	-	(93,564)
British Pound	DBAB	Sell	800,000	1,236,000		12/17/15	30,955	-
Chilean Peso	DBAB	Buy	846,235,000	1,218,744		12/17/15	-	(30,356)
Euro	DBAB	Sell	552,375	689,695		12/17/15	105,666	-
Mexican Peso	CITI	Buy	678,764,000	44,934,468		12/17/15	-	(4,050,448)
Mexican Peso	HSBK	Buy	345,556,000	22,862,095		12/17/15	-	(2,048,206)
Australian Dollar	CITI	Sell	9,226,100	7,074,444		12/18/15	408,331	-
Mexican Peso	CITI	Buy	272,377,220	18,034,574		12/18/15	-	(1,629,667)
Mexican Peso	HSBK	Buy	217,115,000	14,334,145		12/18/15	-	(1,257,607)
Chilean Peso	JPHQ	Buy	206,400,000	300,415		12/21/15	-	(10,685)
Japanese Yen	DBAB	Sell	7,430,160,000	63,603,493		12/21/15	3,192,404	-
Japanese Yen	HSBK	Sell	7,441,570,000	63,630,355		12/21/15	3,126,497	-
Japanese Yen	BZWS	Sell	3,208,950,000	27,138,834		12/22/15	1,047,263	-
Japanese Yen	CITI	Sell	5,005,980,000	42,394,817		12/22/15	1,691,821	-
Singapore Dollar	HSBK	Buy	6,967,000	5,161,773		12/22/15	-	(226,763)
Singapore Dollar	HSBK	Sell	6,967,000	4,882,099		12/22/15	-	(52,910)
Singapore Dollar	DBAB	Buy	8,718,400	6,509,426		12/23/15	-	(334,047)
Singapore Dollar	DBAB	Sell	8,718,400	6,063,413		12/23/15	-	(111,966)
Polish Zloty	DBAB	Buy	15,735,929	3,719,550	EUR	12/24/15	-	(41,240)
Polish Zloty	DBAB	Sell	15,735,929	3,705,885	EUR	12/24/15	26,788	-
Euro	BZWS	Sell	6,275,000	7,648,134		1/05/16	1,009,332	-
Chilean Peso	DBAB	Buy	615,855,800	879,417		1/06/16	-	(16,407)
Chilean Peso	MSCO	Buy	174,920,000	252,483		1/07/16	-	(7,391)
Euro	DBAB	Sell	2,823,843	3,386,974		1/07/16	399,257	-
Japanese Yen	DBAB	Sell	95,091,000	798,386		1/07/16	24,827	-
Japanese Yen	JPHQ	Sell	3,018,875,000	25,153,309		1/07/16	594,962	-
Japanese Yen	GSCO	Sell	1,641,201,000	13,859,739		1/08/16	508,423	-
Polish Zloty	DBAB	Buy	88,194,350	20,664,093	EUR	1/08/16	-	(55,140)
Polish Zloty	DBAB	Sell	88,194,350	20,716,370	EUR	1/08/16	110,452	-
Euro	BZWS	Sell	10,982,000	13,067,921		1/11/16	1,447,391	-
Euro	UBSW	Sell	1,080,000	1,283,818		1/11/16	141,023	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Malaysian Ringgit	JPHQ	Buy	33,293,000	9,006,628		1/11/16	-	(1,185,274)
Malaysian Ringgit	JPHQ	Sell	33,293,000	9,089,743		1/11/16	1,268,389	-
Mexican Peso	CITI	Buy	137,552,020	8,571,287		1/11/16	-	(299,969)
Euro	DBAB	Sell	22,540	26,715		1/12/16	2,864	-
Japanese Yen	SCNY	Sell	125,000,000	1,033,271		1/12/16	16,307	-
Euro	DBAB	Sell	29,588,000	32,746,519		1/13/16	1,436,527	-
Euro	SCNY	Sell	1,738,694	2,065,134		1/13/16	225,250	-
Japanese Yen	HSBK	Sell	276,930,000	2,335,730		1/13/16	82,664	-
Euro	DBAB	Sell	477,490	535,600		1/14/16	30,308	-
Japanese Yen	CITI	Sell	83,690,000	705,911		1/14/16	25,007	-
Japanese Yen	SCNY	Sell	251,020,000	2,130,538		1/14/16	88,234	-
Malaysian Ringgit	JPHQ	Buy	444,704,523	104,143,819	EUR	1/14/16	-	(5,745,937)
Singapore Dollar	HSBK	Buy	10,093,000	7,452,008		1/14/16	-	(308,418)
Singapore Dollar	HSBK	Sell	10,093,000	7,069,165		1/14/16	-	(74,425)
Chilean Peso	DBAB	Buy	225,438,000	326,911		1/15/16	-	(11,310)
Euro	DBAB	Sell	31,920,000	35,367,360		1/15/16	1,587,872	-
Euro	JPHQ	Sell	92,881,000	109,850,266		1/15/16	11,558,516	-
Japanese Yen	BZWS	Sell	5,795,250,000	49,324,215		1/15/16	2,173,026	-
Japanese Yen	JPHQ	Sell	3,767,300,000	31,943,597		1/15/16	1,292,171	-
Chilean Peso	MSCO	Buy	706,215,000	998,494		1/19/16	-	(10,260)
Euro	BZWS	Sell	111,845,000	130,901,460		1/19/16	12,528,516	-
Euro	DBAB	Sell	20,580,000	24,323,502		1/19/16	2,542,330	-
Euro	GSCO	Sell	8,140,000	9,190,021		1/19/16	574,922	-
Euro	JPHQ	Sell	92,473,139	109,270,884		1/19/16	11,400,459	-
Japanese Yen	HSBK	Sell	218,790,000	1,782,287		1/19/16	2,036	-
Japanese Yen	SCNY	Sell	240,140,000	1,945,115		1/19/16	-	(8,857)
Euro	BZWS	Sell	16,108,531	17,569,253		1/20/16	520,083	-
Euro	CITI	Buy	2,218,873	2,569,011		1/20/16	-	(220,570)
Euro	CITI	Sell	3,262,570	3,797,986		1/20/16	344,902	-
Euro	DBAB	Sell	24,179,978	26,388,369		1/20/16	796,429	-
Euro	GSCO	Sell	6,019,000	6,558,904		1/20/16	188,432	-
Euro	MSCO	Sell	4,802,000	5,668,425		1/20/16	586,018	-
Japanese Yen	JPHQ	Sell	1,812,355,000	15,598,403		1/20/16	851,348	-
Mexican Peso	CITI	Buy	147,084,000	9,904,646		1/20/16	-	(1,064,933)
Chilean Peso	DBAB	Buy	2,336,230,000	3,408,067		1/21/16	-	(139,601)
Euro	BZWS	Sell	8,655,000	10,101,251		1/21/16	940,611	-
Polish Zloty	DBAB	Buy	11,975,000	2,809,582	EUR	1/21/16	-	(13,351)
Polish Zloty	DBAB	Sell	11,975,000	2,812,882	EUR	1/21/16	16,843	-
Chilean Peso	MSCO	Buy	6,639,617,500	9,609,821		1/22/16	-	(321,776)
Euro	DBAB	Sell	2,250,080	2,449,887		1/22/16	68,291	-
Japanese Yen	DBAB	Sell	2,079,900,000	16,833,118		1/22/16	-	(91,587)
Japanese Yen	HSBK	Sell	126,059,100	1,019,710		1/22/16	-	(6,067)
Chilean Peso	JPHQ	Buy	110,826,000	158,640		1/25/16	-	(3,658)
Chilean Peso	MSCO	Buy	417,920,000	579,639		1/25/16	4,791	-
Euro	JPHQ	Sell	93,341,804	109,268,623		1/25/16	10,463,238	-
Singapore Dollar	JPHQ	Buy	5,820,000	4,232,419		1/25/16	-	(114,709)
Singapore Dollar	JPHQ	Sell	5,820,000	4,075,516		1/25/16	-	(42,195)
Chilean Peso	DBAB	Buy	42,530,000	61,054		1/26/16	-	(1,585)
Euro	DBAB	Sell	23,329,245	26,896,286		1/26/16	2,200,860	-
Euro	BZWS	Sell	3,358,633	3,813,292		1/27/16	257,880	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	DBAB	Sell	15,302,395	16,875,481		1/27/16	676,538	-
Euro	GSCO	Sell	11,883,000	13,065,299		1/27/16	486,089	-
Japanese Yen	GSCO	Sell	183,530,000	1,568,968		1/27/16	75,392	-
Japanese Yen	JPHQ	Sell	1,484,000,000	11,999,774		1/27/16	-	(77,088)
Chilean Peso	DBAB	Buy	271,659,000	392,940		1/28/16	-	(13,168)
Chilean Peso	JPHQ	Buy	539,000,000	780,176		1/28/16	-	(26,669)
Indian Rupee	DBAB	Buy	871,067,000	13,224,976		1/28/16	-	(251,118)
Indian Rupee	HSBK	Buy	854,165,525	11,741,575	EUR	1/28/16	292,298	-
Japanese Yen	HSBK	Sell	225,900,265	1,930,483		1/28/16	92,061	-
Euro	CITI	Sell	137,500	156,657		1/29/16	11,093	-
Euro	DBAB	Sell	66,152,706	75,476,929		1/29/16	5,444,734	-
Japanese Yen	DBAB	Sell	174,474,569	1,488,234		1/29/16	68,297	-
Polish Zloty	BZWS	Buy	622,000	144,257	EUR	1/29/16	1,024	-
Polish Zloty	BZWS	Sell	622,000	146,250	EUR	1/29/16	1,086	-
Brazilian Real	CITI	Sell	103,893,570	27,260,068		2/02/16	955,907	-
Euro	DBAB	Sell	53,270,000	60,530,701		2/03/16	4,128,823	-
Mexican Peso	CITI	Buy	175,933,000	11,574,083		2/03/16	-	(1,009,492)
Chilean Peso	DBAB	Buy	263,440,000	378,669		2/04/16	-	(10,667)
Chilean Peso	CITI	Buy	25,880,400,000	37,163,125		2/08/16	-	(1,026,147)
Chilean Peso	DBAB	Buy	584,605,000	841,885		2/08/16	-	(25,597)
Chilean Peso	MSCO	Buy	267,969,900	384,407		2/08/16	-	(10,238)
Euro	BZWS	Sell	1,141,000	1,253,320		2/08/16	45,069	-
Euro	GSCO	Sell	13,891,708	15,259,208		2/08/16	548,714	-
Japanese Yen	JPHQ	Sell	4,453,400,000	38,175,818		2/08/16	1,925,415	-
Japanese Yen	SCNY	Sell	4,454,700,000	38,180,416		2/08/16	1,919,431	-
Euro	DBAB	Sell	677,000	779,159		2/09/16	62,236	-
Euro	GSCO	Sell	10,269,000	11,804,216		2/09/16	929,650	-
Japanese Yen	BZWS	Sell	4,455,270,000	38,184,974		2/09/16	1,918,646	-
Japanese Yen	CITI	Sell	618,845,000	5,305,507		2/09/16	268,049	-
Japanese Yen	JPHQ	Sell	4,464,960,000	38,255,237		2/09/16	1,910,031	-
Mexican Peso	CITI	Buy	27,414,000	1,815,617		2/09/16	-	(170,038)
Singapore Dollar	DBAB	Buy	5,045,000	3,642,073		2/10/16	-	(74,711)
Singapore Dollar	DBAB	Sell	5,045,000	3,502,694		2/10/16	-	(64,669)
Euro	BZWS	Sell	344,000	390,956		2/11/16	26,650	-
Mexican Peso	MSCO	Buy	58,363,000	3,849,836		2/11/16	-	(346,910)
Chilean Peso	DBAB	Buy	782,417,500	1,108,240		2/12/16	-	(16,218)
Chilean Peso	JPHQ	Buy	736,196,000	1,039,615		2/12/16	-	(12,104)
Japanese Yen	CITI	Sell	1,882,140,000	15,143,133		2/12/16	-	(178,561)
Japanese Yen	GSCO	Sell	233,392,000	1,980,500		2/12/16	80,556	-
Japanese Yen	HSBK	Sell	2,845,000,000	24,151,309		2/12/16	991,385	-
Japanese Yen	JPHQ	Sell	2,843,509,000	24,139,164		2/12/16	991,378	-
Mexican Peso	CITI	Buy	56,273,000	3,680,139		2/12/16	-	(302,860)
Mexican Peso	MSCO	Buy	60,584,000	3,974,024		2/12/16	-	(338,017)
South Korean Won	DBAB	Buy	4,814,000,000	4,373,382		2/12/16	-	(232,485)
South Korean Won	DBAB	Sell	4,814,000,000	4,021,721		2/12/16	-	(119,176)
Chilean Peso	DBAB	Buy	350,571,250	494,459		2/16/16	-	(5,377)
Chilean Peso	MSCO	Buy	706,215,000	995,496		2/16/16	-	(10,256)
Euro	SCNY	Sell	1,757,000	1,998,631		2/16/16	137,656	-
Japanese Yen	CITI	Sell	3,768,690,000	31,699,232		2/16/16	1,017,562	-
Japanese Yen	JPHQ	Sell	1,887,190,000	15,925,990		2/16/16	561,993	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
South Korean Won	HSBK	Buy	4,771,000,000	4,310,820		2/16/16	-	(207,334)
South Korean Won	HSBK	Sell	4,771,000,000	3,983,801		2/16/16	-	(119,685)
Chilean Peso	DBAB	Buy	225,438,000	317,720		2/17/16	-	(3,245)
Euro	JPHQ	Sell	164,000	188,280		2/17/16	14,570	-
Japanese Yen	GSCO	Sell	1,915,697,570	16,244,499		2/17/16	648,114	-
Japanese Yen	JPHQ	Sell	1,935,480,000	16,383,144		2/17/16	625,702	-
Mexican Peso	MSCO	Buy	55,482,640	3,622,055		2/17/16	-	(293,227)
Chilean Peso	BZWS	Buy	1,269,831,000	1,774,374		2/18/16	-	(3,217)
British Pound	DBAB	Sell	1,155,268	1,780,499		2/22/16	40,193	-
Chilean Peso	MSCO	Buy	6,639,617,500	9,202,519		2/22/16	54,400	-
Euro	BZWS	Sell	8,514,000	9,758,491		2/22/16	739,138	-
Euro	DBAB	Sell	27,538,353	30,492,017		2/22/16	1,319,109	-
Indian Rupee	JPHQ	Buy	544,937,700	7,633,538	EUR	2/22/16	-	(363)
Chilean Peso	DBAB	Buy	99,300,000	137,611		2/23/16	818	-
Euro	DBAB	Sell	40,108,000	45,944,917		2/23/16	3,455,095	-
Japanese Yen	DBAB	Sell	16,255,000	132,130		2/24/16	-	(226)
Japanese Yen	HSBK	Sell	32,622,000	265,123		2/24/16	-	(501)
Singapore Dollar	DBAB	Buy	3,202,500	2,272,405		2/24/16	-	(9,029)
Singapore Dollar	DBAB	Sell	3,202,500	2,244,376		2/24/16	-	(19,000)
Chilean Peso	BZWS	Buy	329,100,000	456,861		2/25/16	1,820	-
Chilean Peso	JPHQ	Buy	949,400,000	1,312,694		2/25/16	10,526	-
Japanese Yen	BZWS	Sell	943,870,000	7,997,407		2/25/16	311,827	-
Japanese Yen	HSBK	Sell	199,040,000	1,687,266		2/25/16	66,558	-
Mexican Peso	CITI	Buy	17,253,800	1,116,895		2/25/16	-	(82,213)
Uruguayan Peso	CITI	Buy	45,000,000	1,661,130		2/25/16	-	(189,724)
Uruguayan Peso	CITI	Sell	45,000,000	1,451,613		2/25/16	-	(19,793)
Euro	BOFA	Sell	1,034,213	1,180,895		2/26/16	85,173	-
Euro	BZWS	Sell	1,267,962	1,446,909		2/26/16	103,536	-
Euro	GSCO	Sell	8,745,205	10,143,564		2/26/16	878,244	-
Japanese Yen	BZWS	Sell	1,924,820,000	16,216,521		2/26/16	543,128	-
Singapore Dollar	DBAB	Buy	13,944,000	9,810,046		2/26/16	44,208	-
Singapore Dollar	DBAB	Sell	13,944,000	9,771,206		2/26/16	-	(83,048)
Chilean Peso	DBAB	Buy	411,029,000	569,332		2/29/16	3,291	-
Euro	DBAB	Sell	4,886,000	5,589,437		2/29/16	412,389	-
Euro	JPHQ	Sell	20,456,395	23,369,181		2/29/16	1,694,245	-
Indian Rupee	CITI	Buy	85,545,000	1,196,864	EUR	2/29/16	-	(114)
Indian Rupee	DBAB	Buy	4,025,105,574	56,267,797	EUR	2/29/16	45,093	-
Japanese Yen	BZWS	Sell	3,288,665,160	27,844,323		2/29/16	1,063,546	-
Japanese Yen	DBAB	Sell	2,461,820,000	20,838,158		2/29/16	790,677	-
Japanese Yen	HSBK	Sell	81,408,000	681,638		2/29/16	18,703	-
Mexican Peso	MSCO	Buy	13,563,500	878,181		2/29/16	-	(65,008)
South Korean Won	CITI	Buy	35,659,300,000	25,706,179	EUR	2/29/16	3,422,835	-
South Korean Won	DBAB	Buy	8,104,000,000	5,861,215	EUR	2/29/16	757,557	-
South Korean Won	HSBK	Buy	19,385,150,000	13,987,106	EUR	2/29/16	1,847,286	-
South Korean Won	JPHQ	Buy	27,147,200,000	22,646,257		2/29/16	695,215	-
South Korean Won	JPHQ	Buy	68,098,390,640	49,588,133	EUR	2/29/16	6,009,786	-
Chilean Peso	DBAB	Buy	1,480,948,000	2,064,327		3/02/16	-	(1,589)
Japanese Yen	JPHQ	Sell	601,100,000	5,072,681		3/03/16	177,244	-
Singapore Dollar	MSCO	Buy	5,055,000	3,559,107		3/03/16	12,676	-
Singapore Dollar	MSCO	Sell	5,055,000	3,568,277		3/03/16	-	(3,506)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
South Korean Won	JPHQ	Buy	10,406,210,000	9,396,126	3/03/16	-	(449,113)
South Korean Won	JPHQ	Sell	10,406,210,000	8,721,628	3/03/16	-	(225,386)
Japanese Yen	HSBK	Sell	284,000,000	2,389,064	3/04/16	76,058	-
Euro	DBAB	Sell	51,989,000	58,581,205	3/07/16	3,482,872	-
Japanese Yen	GSCO	Sell	11,008,384,000	92,631,976	3/07/16	2,966,927	-
Euro	BZWS	Sell	10,259,560	11,429,560	3/09/16	555,698	-
Euro	DBAB	Sell	1,107,318	1,230,950	3/09/16	57,330	-
Euro	HSBK	Buy	427,000	494,295	3/09/16	-	(41,728)
Euro	HSBK	Sell	427,000	474,781	3/09/16	22,214	-
Japanese Yen	BZWS	Sell	2,532,491,700	21,233,979	3/09/16	605,124	-
Japanese Yen	MSCO	Sell	91,664,560	768,257	3/09/16	21,587	-
Euro	CITI	Sell	15,709,005	17,237,491	3/10/16	587,355	-
Euro	MSCO	Sell	1,211,000	1,327,438	3/10/16	43,886	-
Mexican Peso	CITI	Buy	393,880,000	24,805,088	3/10/16	-	(1,208,207)
Singapore Dollar	GSCO	Buy	5,725,000	4,027,436	3/10/16	17,087	-
Singapore Dollar	GSCO	Sell	5,725,000	4,009,665	3/10/16	-	(34,857)
Mexican Peso	CITI	Buy	418,120,400	26,267,992	3/11/16	-	(1,220,743)
Euro	DBAB	Sell	75,790,000	80,795,930	3/14/16	454,936	-
Mexican Peso	CITI	Buy	365,263,800	22,755,742	3/14/16	-	(879,674)
Singapore Dollar	DBAB	Buy	10,048,000	7,061,138	3/14/16	36,766	-
Singapore Dollar	DBAB	Sell	10,048,000	7,038,633	3/14/16	-	(59,271)
South Korean Won	HSBK	Buy	11,313,150,000	10,027,610	3/14/16	-	(302,282)
South Korean Won	HSBK	Sell	11,313,150,000	9,443,758	3/14/16	-	(281,570)
Euro	BZWS	Sell	1,054,943	1,128,937	3/16/16	10,575	-
Euro	JPHQ	Buy	53,962,000	62,164,802	3/16/16	-	(4,958,824)
Euro	JPHQ	Sell	53,962,000	57,784,933	3/16/16	578,955	-
Japanese Yen	BZWS	Sell	8,582,643,860	71,466,050	3/16/16	1,539,145	-
Japanese Yen	CITI	Sell	9,788,671,513	81,491,437	3/16/16	1,738,447	-
Singapore Dollar	HSBK	Buy	8,971,900	6,333,180	3/16/16	4,266	-
Singapore Dollar	HSBK	Sell	8,971,900	6,275,592	3/16/16	-	(61,854)
Euro	DBAB	Sell	2,334,000	2,495,630	3/18/16	21,159	-
Mexican Peso	CITI	Buy	341,127,700	21,408,793	3/18/16	-	(984,284)
Euro	BZWS	Sell	341,006	387,519	3/21/16	25,955	-
Euro	BZWS	Sell	762,348	819,074	3/23/16	10,714	-
Euro	DBAB	Sell	19,524,820	21,408,970	3/23/16	705,710	-
Mexican Peso	CITI	Buy	157,237,800	10,028,688	3/23/16	-	(617,778)
Japanese Yen	BZWS	Sell	735,719,080	6,210,906	3/28/16	214,375	-
Uruguayan Peso	CITI	Buy	67,900,000	2,425,000	3/28/16	-	(230,804)
Uruguayan Peso	CITI	Sell	67,900,000	2,113,290	3/28/16	-	(80,906)
Euro	BOFA	Sell	43,576,500	48,126,799	3/29/16	1,911,226	-
Euro	CITI	Sell	1,573,442	1,776,896	3/29/16	108,163	-
Euro	DBAB	Sell	3,575,850	4,020,992	3/29/16	228,582	-
Japanese Yen	JPHQ	Sell	241,286,602	2,007,460	3/29/16	40,774	-
South Korean Won	DBAB	Buy	3,290,000,000	2,964,231	3/29/16	-	(136,564)
South Korean Won	DBAB	Sell	3,290,000,000	2,747,620	3/29/16	-	(80,047)
Euro	BOFA	Sell	12,238,500	13,569,620	3/30/16	589,515	-
Euro	DBAB	Sell	369,873	405,973	3/31/16	13,674	-
Japanese Yen	JPHQ	Sell	14,763,000	123,620	3/31/16	3,282	-
Euro	BZWS	Sell	1,763,676	1,925,881	4/01/16	55,212	-
Japanese Yen	JPHQ	Sell	3,018,875,000	25,203,077	4/07/16	589,733	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Philippine Peso	HSBK	Buy	90,000,000	1,922,173		4/07/16	-	(28,918)
Euro	CITI	Sell	5,502,300	6,106,354		4/08/16	268,936	-
Ghanaian Cedi	BZWS	Buy	16,968,783	3,595,081		4/08/16	480,334	-
Euro	DBAB	Sell	5,047,127	5,465,180		4/13/16	109,791	-
Euro	JPHQ	Sell	29,578,000	33,680,764		4/13/16	2,296,236	-
Euro	SCNY	Sell	1,054,000	1,131,179		4/13/16	12,804	-
Japanese Yen	CITI	Sell	271,000,000	2,268,466		4/13/16	58,542	-
Euro	JPHQ	Sell	3,371,000	3,602,318		4/14/16	25,313	-
Euro	BZWS	Sell	101,055,000	115,329,019		4/15/16	8,094,967	-
Euro	DBAB	Sell	82,000	87,232		4/15/16	218	-
Malaysian Ringgit	HSBK	Buy	686,092,285	143,795,671	EUR	4/15/16	8,014,884	-
Euro	HSBK	Buy	3,919,180	4,540,762		4/18/16	-	(381,538)
Euro	HSBK	Sell	3,919,180	4,175,886		4/18/16	16,662	-
Japanese Yen	BZWS	Sell	813,310,000	6,868,302		4/18/16	234,954	-
Euro	DBAB	Sell	4,903,000	5,583,291		4/20/16	379,653	-
Japanese Yen	JPHQ	Sell	3,423,100,000	28,808,638		4/20/16	888,100	-
Euro	JPHQ	Sell	481,591	524,679		4/21/16	13,542	-
Japanese Yen	JPHQ	Sell	1,269,780,000	10,768,471		4/21/16	411,174	-
Euro	BZWS	Sell	1,737,194	1,880,921		4/22/16	37,087	-
Euro	DBAB	Sell	2,310,730	2,561,906		4/28/16	108,853	-
Euro	BZWS	Sell	9,766,340	10,674,268		4/29/16	306,062	-
Euro	DBAB	Sell	6,331,805	7,016,273		4/29/16	294,261	-
Euro	GSCO	Sell	4,280,000	4,746,862		4/29/16	203,101	-
Euro	SCNY	Sell	2,285,000	2,516,471		4/29/16	90,654	-
Uruguayan Peso	CITI	Buy	412,400,000	14,541,608		4/29/16	-	(1,369,980)
Uruguayan Peso	CITI	Sell	412,400,000	12,607,765		4/29/16	-	(563,862)
Mexican Peso	CITI	Buy	30,255,700	1,794,206		5/03/16	11,190	-
Euro	BOFA	Sell	234,000	259,085		5/04/16	10,624	-
Euro	BZWS	Sell	1,144,918	1,287,543		5/05/16	71,832	-
Euro	BZWS	Sell	2,833,959	3,091,353		5/06/16	82,065	-
Japanese Yen	BZWS	Sell	619,000,000	5,112,534		5/06/16	61,097	-
Japanese Yen	SCNY	Sell	1,239,900,000	10,271,002		5/06/16	152,624	-
Euro	BZWS	Sell	6,319,000	7,079,808		5/09/16	369,216	-
Euro	DBAB	Sell	3,521,885	3,959,127		5/09/16	218,989	-
Euro	BZWS	Sell	11,708,000	12,624,619		5/12/16	189,861	-
Euro	GSCO	Sell	11,495,000	12,362,298		5/12/16	153,761	-
Euro	MSCO	Sell	5,828,000	6,298,436		5/12/16	108,671	-
Euro	SCNY	Sell	3,160,000	3,393,714		5/12/16	37,561	-
Euro	UBSW	Sell	7,424,000	8,019,034		5/12/16	134,199	-
Japanese Yen	GSCO	Sell	827,501,000	6,743,770		5/12/16	-	(10,452)
Japanese Yen	SCNY	Sell	618,542,000	5,036,720		5/12/16	-	(11,938)
Euro	GSCO	Sell	7,665,000	8,292,993		5/16/16	151,144	-
Euro	MSCO	Sell	7,513,000	8,091,689		5/16/16	111,295	-
Japanese Yen	DBAB	Sell	2,783,555,000	22,743,321		5/16/16	20,530	-
Japanese Yen	SCNY	Sell	206,868,600	1,692,426		5/16/16	3,711	-
Australian Dollar	JPHQ	Sell	48,982,000	34,679,256		5/18/16	-	(453,142)
Euro	BZWS	Sell	8,514,000	9,779,180		5/18/16	734,927	-
Indonesian Rupiah	JPHQ	Buy	670,997,000,000	59,469,733	AUD	5/18/16	3,871,733	-
Japanese Yen	BOFA	Sell	1,434,111,250	11,716,691		5/18/16	8,974	-
Japanese Yen	CITI	Sell	1,433,004,900	12,119,460		5/18/16	420,774	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	DBAB	Sell	10,910,999	11,670,186		5/19/16	79,273	-
Indonesian Rupiah	JPHQ	Buy	255,810,000,000	22,793,371	AUD	5/19/16	1,385,432	-
Japanese Yen	BOFA	Sell	1,430,815,375	12,030,331		5/19/16	349,150	-
Japanese Yen	BZWS	Sell	1,434,702,500	12,060,377		5/19/16	347,462	-
Japanese Yen	CITI	Sell	121,737,000	993,204		5/19/16	-	(657)
Japanese Yen	HSBK	Sell	1,435,854,500	12,128,686		5/19/16	406,366	-
Euro	BZWS	Sell	5,638,000	6,041,258		5/20/16	51,734	-
Euro	JPHQ	Sell	18,445,006	21,169,610		5/20/16	1,574,576	-
Japanese Yen	JPHQ	Sell	88,344,000	743,846		5/20/16	22,583	-
Euro	BZWS	Sell	6,311,000	7,077,944		5/23/16	372,808	-
Euro	DBAB	Sell	7,368,000	8,255,991		5/23/16	427,843	-
Euro	GSCO	Sell	15,810,277	16,993,202		5/24/16	194,992	-
Japanese Yen	HSBK	Sell	25,664,000	209,989		5/25/16	428	-
Euro	BZWS	Sell	3,101,513	3,612,565		5/26/16	317,035	-
Euro	JPHQ	Sell	3,472,968	3,893,249		5/26/16	203,028	-
Japanese Yen	BZWS	Sell	65,296,000	554,531		5/26/16	21,336	-
Japanese Yen	SCNY	Sell	90,565,000	764,004		5/26/16	24,467	-
Mexican Peso	HSBK	Buy	26,270,786	1,684,673		5/26/16	-	(119,705)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,491,043		5/31/16	-	(314,001)
Mexican Peso	HSBK	Buy	23,487,206	1,486,391		5/31/16	-	(87,803)
South Korean Won	JPHQ	Buy	23,492,350,000	21,105,336		5/31/16	-	(931,126)
South Korean Won	JPHQ	Sell	23,492,350,000	19,681,104		5/31/16	-	(493,106)
Japanese Yen	DBAB	Sell	6,912,259,000	56,062,768		6/03/16	-	(397,737)
Japanese Yen	JPHQ	Sell	2,962,582,246	24,085,643		6/03/16	-	(113,232)
Euro	BZWS	Sell	2,397,130	2,666,627		6/06/16	118,499	-
Euro	DBAB	Sell	7,466,000	8,367,967		6/06/16	431,673	-
Mexican Peso	CITI	Buy	162,809,640	10,237,990		6/06/16	-	(548,111)
Euro	GSCO	Sell	7,506,700	8,547,954		6/08/16	567,784	-
Japanese Yen	CITI	Sell	2,026,500,000	16,449,438		6/08/16	-	(106,463)
Mexican Peso	CITI	Buy	162,627,000	10,180,413		6/08/16	-	(503,039)
Ghanaian Cedi	BZWS	Buy	3,180,000	609,779		6/10/16	123,218	-
Japanese Yen	BZWS	Sell	3,257,620,000	26,233,894		6/10/16	-	(381,888)
Japanese Yen	CITI	Sell	4,387,300,000	35,360,064		6/10/16	-	(485,559)
Japanese Yen	HSBK	Sell	3,469,350,000	27,986,528		6/10/16	-	(359,154)
Euro	GSCO	Sell	8,776,716	9,996,241		6/13/16	664,160	-
Japanese Yen	DBAB	Sell	1,148,800,000	9,328,764		6/13/16	-	(58,350)
Japanese Yen	JPHQ	Sell	3,214,350,000	26,076,428		6/13/16	-	(188,781)
Mexican Peso	CITI	Buy	166,283,730	10,482,489		6/13/16	-	(591,696)
Japanese Yen	CITI	Sell	38,352,000	312,692		6/16/16	-	(726)
Japanese Yen	JPHQ	Sell	1,355,500,000	11,046,595		6/16/16	-	(30,761)
Australian Dollar	CITI	Sell	18,598,300	14,148,843		6/20/16	828,097	-
Australian Dollar	JPHQ	Sell	46,580,000	35,341,643		6/20/16	1,979,437	-
Japanese Yen	DBAB	Sell	7,443,020,000	60,908,511		6/22/16	69,300	-
Mexican Peso	CITI	Buy	127,922,000	8,170,275		6/22/16	-	(567,072)
Indonesian Rupiah	JPHQ	Buy	734,230,000,000	66,748,182	AUD	6/23/16	2,645,554	-
Indonesian Rupiah	JPHQ	Buy	321,600,000,000	29,297,622	AUD	6/24/16	1,110,144	-
Japanese Yen	BZWS	Sell	260,566,000	2,125,118		6/30/16	-	(5,387)
Euro	DBAB	Sell	2,420,000	2,715,966		7/01/16	141,057	-
Japanese Yen	MSCO	Sell	1,074,900,000	8,825,703		7/01/16	36,506	-
Philippine Peso	JPHQ	Buy	17,244,000	376,753		7/01/16	-	(15,962)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Philippine Peso	DBAB	Buy	73,175,950	1,598,252		7/05/16	-	(67,534)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,262,341		7/07/16	572,169	-
Mexican Peso	CITI	Buy	219,912,850	13,576,962		7/08/16	-	(523,795)
Philippine Peso	DBAB	Buy	48,983,060	1,069,850		7/08/16	-	(45,367)
Euro	DBAB	Sell	584,893	644,025		7/11/16	21,453	-
Euro	JPHQ	Sell	11,697,590	13,032,052		7/11/16	580,892	-
Mexican Peso	CITI	Buy	89,785,180	5,515,399		7/11/16	-	(187,449)
Euro	JPHQ	Sell	29,578,000	33,754,414		7/13/16	2,268,553	-
Euro	MSCO	Sell	6,498,000	7,173,792		7/18/16	255,324	-
Euro	MSCO	Sell	7,066,000	7,724,198		7/22/16	199,820	-
Euro	DBAB	Sell	16,129,471	17,786,612		7/25/16	608,827	-
Japanese Yen	CITI	Sell	2,765,977,000	22,487,984		7/25/16	-	(149,140)
Japanese Yen	JPHQ	Sell	4,261,000,000	34,636,644		7/25/16	-	(235,947)
Japanese Yen	MSCO	Sell	5,282,022,900	42,974,196		7/25/16	-	(254,582)
Euro	BZWS	Sell	1,066,000	1,177,386		7/28/16	41,972	-
Euro	CITI	Sell	3,469,716	3,831,382		7/28/16	135,730	-
Euro	GSCO	Sell	2,285,000	2,519,487		7/28/16	85,695	-
Euro	BZWS	Sell	20,616,550	22,975,084		7/29/16	1,015,210	-
Euro	DBAB	Sell	10,310,667	11,538,667		7/29/16	556,183	-
Euro	JPHQ	Sell	2,285,000	2,548,438		7/29/16	114,553	-
Japanese Yen	BZWS	Sell	209,770,000	1,717,350		7/29/16	306	-
Mexican Peso	JPHQ	Buy	138,330,710	8,215,632		8/03/16	-	(22,816)
Euro	BZWS	Sell	47,788,588	52,752,867		8/05/16	1,836,789	-
Euro	DBAB	Sell	4,639,000	5,166,130		8/05/16	223,534	-
Euro	HSBK	Buy	2,285,000	2,655,170		8/05/16	-	(220,630)
Euro	HSBK	Sell	2,285,000	2,522,412		8/05/16	87,871	-
Euro	MSCO	Sell	17,547,509	19,365,782		8/05/16	669,889	-
Mexican Peso	CITI	Buy	651,707,000	39,318,673		8/05/16	-	(726,968)
Japanese Yen	CITI	Sell	2,741,651,200	22,296,192		8/08/16	-	(153,659)
Japanese Yen	MSCO	Sell	460,900,000	3,722,113		8/08/16	-	(51,939)
Mexican Peso	CITI	Buy	47,042,000	2,807,221		8/08/16	-	(22,268)
Mexican Peso	MSCO	Buy	394,646,070	23,608,175		8/08/16	-	(244,572)
Euro	CITI	Sell	303,457	333,302		8/10/16	9,923	-
Japanese Yen	CITI	Sell	32,863,000	266,026		8/10/16	-	(3,091)
Mexican Peso	MSCO	Buy	65,393,000	3,882,734		8/10/16	-	(12,027)
Euro	DBAB	Sell	2,391,000	2,639,533		8/11/16	91,467	-
South Korean Won	HSBK	Buy	2,467,000,000	259,935,937	JPY	8/12/16	-	(11,315)
Euro	MSCO	Sell	6,632,830	7,488,896		8/15/16	419,267	-
Singapore Dollar	DBAB	Buy	2,650,000	1,883,976		8/15/16	-	(18,807)
Singapore Dollar	DBAB	Sell	2,650,000	1,849,203		8/15/16	-	(15,966)
Euro	DBAB	Sell	291,630	326,967		8/17/16	16,108	-
Euro	MSCO	Sell	6,632,824	7,436,655		8/17/16	366,489	-
Mexican Peso	MSCO	Buy	6,013,000	357,449		8/17/16	-	(1,740)
Singapore Dollar	BZWS	Buy	4,267,000	3,033,340		8/17/16	-	(30,209)
Singapore Dollar	BZWS	Sell	4,267,000	3,016,294		8/17/16	13,162	-
Singapore Dollar	DBAB	Buy	4,645,000	3,312,179		8/17/16	-	(43,009)
Singapore Dollar	DBAB	Sell	4,645,000	3,241,112		8/17/16	-	(28,058)
Singapore Dollar	HSBK	Buy	3,202,500	2,276,929		8/17/16	-	(22,996)
Singapore Dollar	HSBK	Sell	3,202,500	2,231,085		8/17/16	-	(22,847)
Euro	BZWS	Sell	9,579,000	10,723,451		8/18/16	512,455	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	17,614,000	19,723,629		8/18/16	947,506	-
Japanese Yen	DBAB	Sell	36,644,000	297,648		8/18/16	-	(2,522)
Euro	JPHQ	Sell	10,643,000	11,854,865		8/22/16	507,923	-
Japanese Yen	HSBK	Sell	97,747,000	793,272		8/22/16	-	(7,545)
Japanese Yen	JPHQ	Sell	49,654,000	402,916		8/22/16	-	(3,887)
Mexican Peso	HSBK	Buy	26,875,955	1,587,007		8/22/16	2,218	-
Japanese Yen	BZWS	Sell	16,448,000	134,182		8/24/16	-	(583)
Japanese Yen	JPHQ	Sell	231,993,000	1,969,196		8/26/16	68,249	-
Japanese Yen	DBAB	Sell	66,294,000	557,327		8/29/16	14,043	-
Japanese Yen	JPHQ	Sell	158,882,000	1,335,160		8/29/16	33,112	-
Mexican Peso	CITI	Buy	37,742,600	2,143,248		8/29/16	87,198	-
Mexican Peso	HSBK	Buy	26,959,184	1,539,531		8/29/16	53,656	-
Euro	DBAB	Sell	5,908,531	6,682,549		8/31/16	380,852	-
Japanese Yen	JPHQ	Sell	634,291,000	5,307,808		8/31/16	109,302	-
Philippine Peso	JPHQ	Buy	91,000,000	1,906,039		8/31/16	-	(8,118)
Mexican Peso	HSBK	Buy	18,052,900	1,033,514		9/06/16	32,589	-
Singapore Dollar	DBAB	Buy	7,150,000	5,053,004		9/19/16	-	(23,943)
Singapore Dollar	DBAB	Sell	7,150,000	4,985,010		9/19/16	-	(44,051)
Japanese Yen	BZWS	Sell	240,903,916	2,020,413		9/20/16	44,296	-
Mexican Peso	HSBK	Buy	29,828,560	1,704,294		9/30/16	53,477	-
Euro	DBAB	Sell	770,715	873,683		10/03/16	50,477	-
Japanese Yen	JPHQ	Sell	3,018,875,000	25,337,611		10/07/16	555,623	-
Euro	DBAB	Sell	1,124,643	1,275,345		10/11/16	73,680	-
Euro	GSCO	Sell	645,000	730,862		10/11/16	41,689	-
Japanese Yen	HSBK	Sell	6,005,600,000	50,537,300		10/11/16	1,228,632	-
Euro	JPHQ	Sell	29,857,000	34,159,991		10/13/16	2,255,371	-
Japanese Yen	BZWS	Sell	3,040,800,000	25,594,882		10/13/16	626,371	-
Japanese Yen	DBAB	Sell	2,999,000,000	25,250,484		10/13/16	625,199	-
Euro	BZWS	Sell	70,159,000	80,738,977		10/17/16	5,755,076	-
Euro	DBAB	Sell	10,678,448	12,255,975		10/17/16	843,160	-
Malaysian Ringgit	DBAB	Buy	803,510,924	165,932,373	EUR	10/17/16	9,107,858	-
Mexican Peso	DBAB	Buy	814,798,000	47,693,631		10/17/16	249,704	-
Japanese Yen	JPHQ	Sell	1,812,355,000	15,432,310		10/19/16	546,862	-
Euro	DBAB	Sell	13,110,000	14,958,510		10/21/16	944,430	-
Japanese Yen	BZWS	Sell	1,015,610,000	8,551,965		10/24/16	208,615	-
Euro	BZWS	Sell	10,045,933	11,183,886		10/27/16	442,308	-
Euro	DBAB	Sell	739,956	824,163		11/04/16	32,686	-
Euro	DBAB	Sell	519,000	574,040		11/07/16	18,829	-
Japanese Yen	BOFA	Sell	619,900,000	5,168,762		11/07/16	73,097	-
Mexican Peso	CITI	Buy	660,431,000	38,896,244		11/07/16	-	(107,848)
Japanese Yen	CITI	Sell	207,713,767	1,725,771		11/09/16	18,185	-
Mexican Peso	CITI	Buy	27,414,000	1,607,954		11/09/16	1,840	-
Euro	DBAB	Sell	7,100,000	7,730,622		11/14/16	132,889	-
Euro	JPHQ	Sell	8,837,922	9,551,275		11/14/16	93,786	-
Japanese Yen	CITI	Sell	6,387,542,400	52,490,282		11/14/16	-	(32,289)
Japanese Yen	HSBK	Sell	85,634,000	703,157		11/14/16	-	(982)
Japanese Yen	JPHQ	Sell	2,417,114,000	19,831,754		11/14/16	-	(43,346)
Mexican Peso	CITI	Buy	21,221,000	1,223,007		11/14/16	22,576	-
Euro	BZWS	Sell	31,079,000	33,700,824		11/16/16	440,124	-
Japanese Yen	CITI	Sell	618,542,000	5,098,224		11/16/16	11,720	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Japanese Yen	MSCO	Sell	13,000,000	107,097	11/16/16	193	-
Euro	DBAB	Sell	20,232,106	21,986,634	11/17/16	333,300	-
Euro	DBAB	Sell	3,180,000	3,451,095	11/18/16	47,561	-
Japanese Yen	DBAB	Sell	98,350,000	809,885	11/18/16	1,045	-
Brazilian Real	HSBK	Buy	91,050,000	21,410,935	11/21/16	-	(418,901)
Euro	DBAB	Sell	3,619,000	3,905,082	11/21/16	31,172	-
Japanese Yen	CITI	Sell	136,747,000	1,121,843	11/21/16	-	(2,926)
Euro	MSCO	Sell	19,042,000	20,546,544	11/25/16	159,654	-
Mexican Peso	CITI	Buy	47,447,900	2,788,592	11/25/16	-	(6,296)
Euro	DBAB	Sell	7,361,600	7,950,970	11/28/16	68,385	-
Euro	GSCO	Sell	52,151,000	55,913,695	12/02/16	61,980	-
Japanese Yen	GSCO	Sell	8,236,852,000	67,767,921	12/02/16	-	(14,250)

Total Forward Exchange Contracts						$253,342,187	$(60,062,503)
Net unrealized appreciation (depreciation)						$193,279,684

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 0.926%	LCH	$453,990,000	10/17/17	$-	$(109,241)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.775%	CME	103,460,000	10/04/23	-	(7,148,375)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.795%	CME	103,460,000	10/04/23	-	(7,305,122)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.765%	CME	103,460,000	10/07/23	-	(7,058,246)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.731%	LCH	212,200,000	7/07/24	-	(15,344,979)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.914%	LCH	146,340,000	1/22/25	256,854	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.970%	LCH	182,920,000	1/23/25	-	(570,291)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.973%	LCH	107,950,000	1/27/25	-	(341,473)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.937%	LCH	26,990,000	1/29/25	3,865	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.942%	LCH	22,850,000	1/30/25	-	(4,215)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.817%	LCH	36,010,000	2/03/25	403,316	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.036%	LCH	50,330,000	3/23/25	-	(219,158)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.978%	LCH	37,700,000	3/27/25	43,110	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.985%	LCH	37,700,000	3/27/25	18,684	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.668%	CME	50,300,000	10/04/43	-	(12,401,888)

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.752%	LCH	100,600,000	7/29/45	-	(5,759,459)
Totals Centrally Cleared Swap Contracts				725,829	(56,262,447)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.523%	DBAB	$10,830,000	3/28/21	$-	$(1,126,957)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.440%	CITI	29,610,000	4/21/21	-	(2,909,312)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.391%	JPHQ	24,190,000	5/04/21	-	(2,295,862)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.076%	JPHQ	11,000,000	6/14/21	-	(991,398)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.347%	CITI	4,680,000	2/25/41	-	(1,753,481)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.349%	JPHQ	4,680,000	2/25/41	-	(1,755,951)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.320%	JPHQ	3,510,000	2/28/41	-	(1,301,746)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.299%	JPHQ	1,170,000	3/01/41	-	(425,780)
Total OTC Swap Contracts				-	(12,560,487)
Total Interest Rate Swap Contracts				$725,829	$(68,822,934)
Net unrealized appreciation (depreciation)					$(68,097,105)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	- Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	- Brazilian Real
DEM	- Deutsche Mark
EUR	-	Euro
GBP	- British Pound
GHS	- Ghanaian Cedi
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
PHP	- Philippine Peso
PLN	- Polish Zloty
RSD	- Serbian Dinar
SGD	- Singapore Dollar
UYU	- Uruguayan Peso

Selected Portfolio

FRN	- Floating Rate Note
GDP	- Gross Domestic Product
PIK	- Payment-In-Kind

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 63.2%
Brazil 8.9%
Letra Tesouro Nacional, Strip,
1/01/16	9,400	[a]	BRL	$2,401,908
7/01/16	850	[a]	BRL	202,522
10/01/16	2,690	[a]	BRL	616,244
1/01/17	9,060	[a]	BRL	1,998,897
1/01/18	6,330	[a]	BRL	1,200,135
[b]1/01/19	14,440	[a]	BRL	2,356,169
7/01/19	28,460	[a]	BRL	4,319,744
Nota Do Tesouro Nacional,
10.00%, 1/01/17	3,065	[a]	BRL	750,792
[b]10.00%, 1/01/21	11,475	[a]	BRL	2,402,557
10.00%, 1/01/23	7,970	[a]	BRL	1,584,122
[b]10.00%, 1/01/25	11,960	[a]	BRL	2,276,367
[c]Index Linked, 6.00%, 5/15/17	9	[a]	BRL	6,343
[c]Index Linked, 6.00%, 5/15/19	5,271	[a]	BRL	3,587,734
[c]Index Linked, 6.00%, 8/15/20	310	[a]	BRL	207,557
[c]Index Linked, 6.00%, 8/15/22	6,599	[a]	BRL	4,322,304
[c]Index Linked, 6.00%, 5/15/23	7,729	[a]	BRL	5,032,667
[c]Index Linked, 6.00%, 8/15/24	630	[a]	BRL	413,397
senior note, 10.00%, 1/01/19	4,660	[a]	BRL	1,040,923
				34,720,382
Hungary 2.4%
Government of Hungary,
5.375%, 2/21/23	450,000			495,146
A, 6.75%, 11/24/17	600,350,000		HUF	2,247,782
senior note, 6.25%, 1/29/20	2,374,000			2,673,101
senior note, 6.375%, 3/29/21	3,222,000			3,695,521
				9,111,550
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	800,000			915,252

India 2.5%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,551,125
senior bond, 8.35%, 5/14/22	30,400,000		INR	467,022
senior bond, 8.28%, 9/21/27	31,100,000		INR	477,680
senior bond, 8.60%, 6/02/28	106,800,000		INR	1,679,679
senior note, 7.28%, 6/03/19	4,000,000		INR	59,510
senior note, 8.12%, 12/10/20	77,300,000		INR	1,174,907
senior note, 7.16%, 5/20/23	19,100,000		INR	274,595
senior note, 8.83%, 11/25/23	257,900,000		INR	4,070,688
				9,755,206
Indonesia 3.7%
Government of Indonesia,
7.875%, 4/15/19	2,601,000,000		IDR	185,651
6.125%, 5/15/28	159,000,000		IDR	9,209
8.375%, 3/15/34	55,620,000,000		IDR	3,859,427
FR31, 11.00%, 11/15/20	15,746,000,000		IDR	1,249,500
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	723,155
FR35, 12.90%, 6/15/22	1,837,000,000		IDR	160,663
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	87,995
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	436,036
FR43, 10.25%, 7/15/22	95,000,000		IDR	7,416
FR44, 10.00%, 9/15/24	63,000,000		IDR	4,895
FR46, 9.50%, 7/15/23	2,590,000,000		IDR	196,099
FR47, 10.00%, 2/15/28	4,555,000,000		IDR	359,198
FR52, 10.50%, 8/15/30	7,100,000,000		IDR	584,525
FR61, 7.00%, 5/15/22	2,397,000,000		IDR	159,699

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)
senior bond, 5.625%, 5/15/23	1,352,000,000		IDR	82,307
senior bond, 7.00%, 5/15/27	106,000,000		IDR	6,722
senior bond, 9.00%, 3/15/29	993,000,000		IDR	73,569
senior bond, FR53, 8.25%, 7/15/21	4,043,000,000		IDR	289,895
senior bond, FR56, 8.375%, 9/15/26	6,748,000,000		IDR	481,651
senior bond, FR70, 8.375%, 3/15/24	74,984,000,000		IDR	5,365,675
				14,323,287
Ireland 1.0%
Government of Ireland, senior bond, 5.40%, 3/13/25	2,735,920		EUR	4,015,604

Lithuania 1.3%
Government of Lithuania,
[d]144A, 7.375%, 2/11/20	530,000			632,441
[d]144A, 6.125%, 3/09/21	3,620,000			4,198,639
[e]Reg S, 7.375%, 2/11/20	190,000			226,724
				5,057,804
Malaysia 8.1%
Government of Malaysia,
3.314%, 10/31/17	51,990,000		MYR	12,291,586
senior bond, 4.262%, 9/15/16	11,274,000		MYR	2,680,880
senior bond, 3.814%, 2/15/17	5,145,000		MYR	1,224,050
senior note, 3.172%, 7/15/16	29,475,000		MYR	6,944,807
senior note, 3.394%, 3/15/17	12,827,000		MYR	3,037,555
senior note, 4.012%, 9/15/17	22,580,000		MYR	5,404,781
				31,583,659
Mexico 5.9%
Government of Mexico,
7.75%, 12/14/17	2,352,110	[f]	MXN	15,192,078
senior note, 8.50%, 12/13/18	1,126,400	[f]	MXN	7,500,378
[g]Mexican Udibonos, Index Linked, 4.00%, 6/13/19	38,006	[h]	MXN	244,525
				22,936,981
Philippines 0.6%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	9,010,000		PHP	198,480
senior note, 7.00%, 1/27/16	16,880,000		PHP	359,943
senior note, 1.625%, 4/25/16	87,490,000		PHP	1,849,841
				2,408,264
Poland 3.7%
Government of Poland,
4.75%, 10/25/16	10,610,000		PLN	2,700,891
4.75%, 4/25/17	2,660,000		PLN	687,146
5.75%, 9/23/22	1,500,000		PLN	448,485
[i]FRN, 1.79%, 1/25/17	12,579,000		PLN	3,113,671
[i]FRN, 1.79%, 1/25/21	10,800,000		PLN	2,624,574
Strip, 1/25/16	18,578,000		PLN	4,588,345
				14,163,112
Portugal 3.5%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	4,060,000			4,218,888
[e]Reg S, 3.875%, 2/15/30	7,920,000		EUR	9,293,740
[e]senior bond, Reg S, 4.95%, 10/25/23	40,100		EUR	51,504
[e]senior bond, Reg S, 5.65%, 2/15/24	101,100		EUR	134,893
				13,699,025
Serbia 0.7%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000			541,861
4.875%, 2/25/20	1,010,000			1,043,385

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

7.25%, 9/28/21	1,110,000		1,270,806
			2,856,052
Slovenia 2.1%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,700,000		1,912,211
5.85%, 5/10/23	5,380,000		6,173,066
			8,085,277
South Korea 12.7%
Korea Monetary Stabilization Bond, senior note,
2.78%, 2/02/16	951,330,000	KRW	821,839
2.80%, 4/02/16	2,739,900,000	KRW	2,371,526
2.79%, 6/02/16	8,851,900,000	KRW	7,675,435
1.62%, 6/09/16	184,800,000	KRW	159,296
2.46%, 8/02/16	2,476,000,000	KRW	2,146,044
1.56%, 8/09/16	2,516,800,000	KRW	2,168,123
2.22%, 10/02/16	1,872,300,000	KRW	1,621,171
1.61%, 11/09/16	3,656,600,000	KRW	3,149,371
2.07%, 12/02/16	5,580,000,000	KRW	4,827,943
1.96%, 2/02/17	1,863,700,000	KRW	1,611,171
1.70%, 8/02/17	1,773,000,000	KRW	1,527,299
1.56%, 10/02/17	8,429,200,000	KRW	7,242,272
Korea Treasury Bond, senior note,
4.00%, 3/10/16	168,800,000	KRW	146,476
2.75%, 6/10/16	5,404,500,000	KRW	4,685,826
5.00%, 9/10/16	16,000,000	KRW	14,146
3.00%, 12/10/16	5,091,000,000	KRW	4,446,574
2.00%, 12/10/17	5,419,100,000	KRW	4,694,948
			49,309,460
Sri Lanka 0.3%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,156
8.00%, 6/15/17	870,000	LKR	6,140
10.60%, 7/01/19	22,430,000	LKR	165,944
10.60%, 9/15/19	28,650,000	LKR	212,456
8.00%, 11/01/19	870,000	LKR	5,962
9.25%, 5/01/20	3,030,000	LKR	21,468
A, 6.40%, 8/01/16	3,800,000	LKR	26,501
A, 5.80%, 1/15/17	3,900,000	LKR	26,911
A, 7.50%, 8/15/18	940,000	LKR	6,469
A, 8.00%, 11/15/18	13,760,000	LKR	95,638
A, 9.00%, 5/01/21	17,410,000	LKR	121,929
A, 11.00%, 8/01/21	11,270,000	LKR	85,644
B, 6.40%, 10/01/16	2,200,000	LKR	15,321
B, 8.50%, 7/15/18	6,970,000	LKR	49,202
C, 8.50%, 4/01/18	6,160,000	LKR	43,612
D, 8.50%, 6/01/18	6,960,000	LKR	49,122
			938,475
Ukraine 5.6%
[d]Government of Ukraine, 144A,
7.75%, 9/01/19	429,000		420,321
7.75%, 9/01/20	2,839,000		2,757,436
7.75%, 9/01/21	2,436,000		2,341,300
7.75%, 9/01/22	2,436,000		2,326,356
7.75%, 9/01/23	2,436,000		2,316,916
7.75%, 9/01/24	2,436,000		2,303,080
7.75%, 9/01/25	2,436,000		2,283,543
7.75%, 9/01/26	2,436,000		2,279,852
7.75%, 9/01/27	2,436,000		2,264,883
[m]GDP Linked Securities, 5/31/40	4,993,000		2,346,710
			21,640,397
Total Foreign Government and Agency Securities (Cost $271,205,815)			245,519,787

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

Short Term Investments 32.8%
Foreign Government and Agency Securities 4.0%
Indonesia 0.5%
[j]Indonesia Treasury Bill, 1/07/16 - 2/04/16	27,996,000,000	IDR	2,009,977
Malaysia 2.5%
[j]Bank of Negara Monetary Note, 3/01/16 - 10/18/16	37,336,000	MYR	8,628,792
[j]Malaysia Treasury Bill, 12/04/15 - 5/27/16	4,610,000	MYR	1,077,555
			9,706,347
Philippines 0.3%
[j]Philippine Treasury Bill, 12/02/15 - 9/07/16	57,830,000	PHP	1,216,700
Singapore 0.1%
[j]Monetary Authority of Singapore Treasury Bill, 1/05/16	420,000	SGD	297,502
South Korea 0.6%
Korea Monetary Stabilization Bond,
[j]1/05/16 - 1/12/16	1,105,900,000	KRW	951,752
senior note, 1.52%, 9/09/16	430,000,000	KRW	370,243
senior note, 1.53%, 10/08/16	1,097,400,000	KRW	944,647
			2,266,642
Total Foreign Government and Agency Securities (Cost $15,759,135)			15,497,168
Total Investments before Money Market Funds (Cost $286,964,950)			261,016,955
	Shares
Money Market Funds (Cost $111,853,303) 28.8%
United States 28.8%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	111,853,303		111,853,303
Total Investments (Cost $398,818,253) 96.0%			372,870,258
Other Assets, less Liabilities 4.0%			15,513,008
Net Assets 100.0%			$388,383,266

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b A portion or all of the security purchased on a delayed delivery basis.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $42,546,946, representing 10.95% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2015, the aggregate value of these securities was $9,706,861, representing 2.50% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i The coupon rate shown represents the rate at period end.
j The security is traded on a discount basis with no stated coupon rate.
k Non-income producing.
l See Note 7 regarding investments in affiliated management investment companies.
m Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	5,328,000	5,695,099		12/01/15	$-	$(65,062)
Euro	GSCO	Sell	5,328,000	5,821,266		12/01/15	191,230	-
Chilean Peso	BZWS	Buy	53,000,000	75,779		12/02/15	-	(1,231)
Chilean Peso	BZWS	Sell	53,000,000	74,230		12/02/15	-	(318)
Chilean Peso	DBAB	Buy	35,472,000	51,275		12/02/15	-	(1,381)
Chilean Peso	DBAB	Sell	35,472,000	49,887		12/02/15	-	(7)
Chilean Peso	JPHQ	Buy	31,400,000	45,323		12/02/15	-	(1,157)
Chilean Peso	JPHQ	Sell	31,400,000	43,794		12/02/15	-	(373)
Chilean Peso	MSCO	Buy	191,930,000	273,385		12/02/15	-	(3,423)
Chilean Peso	MSCO	Sell	191,930,000	267,685		12/02/15	-	(2,277)
Indian Rupee	JPHQ	Buy	5,599,000	83,133		12/03/15	1,059	-
Chilean Peso	BZWS	Buy	81,900,000	117,893		12/04/15	-	(2,719)
Chilean Peso	JPHQ	Buy	3,923,654,400	5,634,196		12/04/15	-	(116,493)
Euro	CITI	Buy	2,756,000	2,952,531		12/04/15	-	(39,978)
Euro	CITI	Sell	2,756,000	3,439,626		12/04/15	527,073	-
Chilean Peso	CITI	Buy	172,191,000	247,657		12/09/15	-	(5,639)
Chilean Peso	MSCO	Buy	48,370,000	69,555		12/09/15	-	(1,570)
Euro	HSBK	Sell	30,268	37,286		12/09/15	5,293	-
Euro	SCNY	Sell	142,592	176,146		12/09/15	25,427	-
Chilean Peso	BZWS	Buy	48,400,000	69,515		12/10/15	-	(1,495)
Chilean Peso	DBAB	Buy	39,095,750	56,448		12/11/15	-	(1,510)
Indian Rupee	CITI	Buy	3,780,000	55,950		12/11/15	804	-
Mexican Peso	CITI	Buy	21,632,580	1,425,245		12/11/15	-	(121,677)
Singapore Dollar	JPHQ	Buy	404,000	300,238		12/14/15	-	(13,987)
Singapore Dollar	JPHQ	Sell	404,000	281,161		12/14/15	-	(5,090)
Euro	BOFA	Buy	3,515,000	3,757,640		12/15/15	-	(41,479)
Euro	BOFA	Sell	3,515,000	4,370,727		12/15/15	654,565	-
Mexican Peso	CITI	Buy	8,491,300	541,054		12/15/15	-	(29,522)
Chilean Peso	DBAB	Buy	9,160,000	13,192		12/17/15	-	(329)
Mexican Peso	CITI	Buy	11,839,000	783,747		12/17/15	-	(70,649)
Mexican Peso	HSBK	Buy	6,027,000	398,748		12/17/15	-	(35,724)
Mexican Peso	CITI	Buy	8,759,490	578,549		12/18/15	-	(50,978)
Mexican Peso	HSBK	Buy	3,787,000	250,021		12/18/15	-	(21,936)
Chilean Peso	JPHQ	Buy	32,200,000	46,867		12/21/15	-	(1,667)
Indian Rupee	HSBK	Buy	59,357,090	878,713		12/21/15	10,825	-
Singapore Dollar	DBAB	Buy	612,000	456,938		12/23/15	-	(23,449)
Singapore Dollar	DBAB	Sell	612,000	425,630		12/23/15	-	(7,860)
Polish Zloty	DBAB	Buy	2,650,043	626,399	EUR	12/24/15	-	(6,945)
Polish Zloty	DBAB	Sell	2,650,043	624,098	EUR	12/24/15	4,511	-
Malaysian Ringgit	HSBK	Buy	289,400	66,468		12/28/15	1,542	-
Mexican Peso	HSBK	Buy	4,515,000	299,222		12/29/15	-	(27,508)
Mexican Peso	CITI	Buy	6,955,000	460,981		12/31/15	-	(42,484)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Mexican Peso	CITI	Buy	3,479,000	230,461		1/04/16	-	(21,173)
Mexican Peso	CITI	Buy	8,349,000	552,914		1/05/16	-	(50,689)
Chilean Peso	DBAB	Buy	333,400,200	476,082		1/06/16	-	(8,882)
Mexican Peso	CITI	Buy	14,634,000	964,165		1/06/16	-	(83,925)
Chilean Peso	MSCO	Buy	164,090,000	236,850		1/07/16	-	(6,933)
Euro	DBAB	Buy	722,726	776,063		1/07/16	-	(11,396)
Euro	DBAB	Sell	722,726	866,852		1/07/16	102,185	-
Japanese Yen	DBAB	Sell	23,005,000	193,151		1/07/16	6,006	-
Polish Zloty	DBAB	Buy	6,080,000	1,424,555	EUR	1/08/16	-	(3,801)
Polish Zloty	DBAB	Sell	6,080,000	1,428,158	EUR	1/08/16	7,614	-
Indian Rupee	DBAB	Buy	3,562,000	53,781		1/11/16	-	(588)
Malaysian Ringgit	JPHQ	Buy	612,000	165,562		1/11/16	-	(21,788)
Mexican Peso	CITI	Buy	8,217,760	512,074		1/11/16	-	(17,921)
Euro	SCNY	Sell	195,249	231,907		1/13/16	25,295	-
Japanese Yen	CITI	Sell	7,840,000	66,129		1/14/16	2,343	-
Japanese Yen	SCNY	Sell	23,520,000	199,627		1/14/16	8,267	-
Chilean Peso	DBAB	Buy	70,321,938	101,975		1/15/16	-	(3,528)
Euro	CITI	Sell	32,570	38,610		1/15/16	4,143	-
Euro	DBAB	Sell	86,000	101,760		1/15/16	10,750	-
Euro	JPHQ	Sell	22,549	26,710		1/15/16	2,848	-
Malaysian Ringgit	JPHQ	Buy	230,000	62,395		1/15/16	-	(8,369)
Chilean Peso	MSCO	Buy	35,755,000	50,553		1/19/16	-	(519)
Euro	BZWS	Sell	212,000	234,529		1/19/16	10,156	-
Indian Rupee	JPHQ	Buy	4,211,000	64,081		1/19/16	-	(1,274)
Japanese Yen	HSBK	Sell	28,700,000	233,793		1/19/16	267	-
Japanese Yen	SCNY	Sell	37,130,000	300,750		1/19/16	-	(1,369)
Malaysian Ringgit	JPHQ	Buy	99,000	26,634		1/19/16	-	(3,383)
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,978,127	EUR	1/19/16	-	(54,501)
South Korean Won	DBAB	Buy	9,043,327,000	7,893,277		1/19/16	-	(109,362)
Euro	BZWS	Sell	332,000	362,106		1/20/16	10,719	-
Euro	DBAB	Buy	2,245,000	2,411,355		1/20/16	-	(35,260)
Euro	DBAB	Sell	2,245,000	2,457,195		1/20/16	81,101	-
Indian Rupee	DBAB	Buy	62,497,432	948,876		1/20/16	-	(16,878)
Mexican Peso	CITI	Buy	2,565,000	172,727		1/20/16	-	(18,571)
Chilean Peso	DBAB	Buy	285,150,000	415,974		1/21/16	-	(17,039)
Euro	BZWS	Sell	249,000	290,608		1/21/16	27,061	-
Chilean Peso	MSCO	Buy	55,900,500	80,907		1/22/16	-	(2,709)
Euro	CITI	Sell	48,798	56,912		1/22/16	5,262	-
Euro	DBAB	Sell	183,000	199,250		1/22/16	5,554	-
Euro	JPHQ	Sell	32,570	37,986		1/22/16	3,513	-
Japanese Yen	DBAB	Sell	7,860,000	63,613		1/22/16	-	(346)
Chilean Peso	JPHQ	Buy	103,971,000	148,828		1/25/16	-	(3,432)
Chilean Peso	MSCO	Buy	191,930,000	266,200		1/25/16	2,200	-
Indian Rupee	DBAB	Buy	1,094,000	16,595		1/25/16	-	(293)
Indian Rupee	JPHQ	Buy	63,516,820	965,448		1/25/16	-	(18,978)
Singapore Dollar	JPHQ	Buy	410,000	298,160		1/25/16	-	(8,081)
Singapore Dollar	JPHQ	Sell	410,000	285,024		1/25/16	-	(5,055)
Chilean Peso	DBAB	Buy	6,640,000	9,532		1/26/16	-	(247)
Euro	DBAB	Buy	531,000	570,400		1/26/16	-	(8,304)
Euro	DBAB	Sell	531,000	612,190		1/26/16	50,094	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	BZWS	Sell	517,624	587,695		1/27/16	39,744	-
Euro	DBAB	Sell	69,825	77,003		1/27/16	3,087	-
Indian Rupee	DBAB	Buy	20,664,000	313,406		1/27/16	-	(5,585)
Japanese Yen	GSCO	Sell	33,200,000	283,821		1/27/16	13,638	-
Chilean Peso	DBAB	Buy	11,944,000	17,276		1/28/16	-	(579)
Chilean Peso	JPHQ	Buy	99,150,000	143,515		1/28/16	-	(4,906)
Indian Rupee	DBAB	Buy	1,365,000	20,724		1/28/16	-	(394)
Japanese Yen	HSBK	Sell	40,858,365	349,165		1/28/16	16,651	-
Euro	CITI	Sell	111,900	127,490		1/29/16	9,028	-
Euro	DBAB	Buy	548,000	588,716		1/29/16	-	(8,579)
Euro	DBAB	Sell	548,000	625,241		1/29/16	45,103	-
Indian Rupee	DBAB	Buy	73,679,516	1,116,935		1/29/16	-	(19,705)
Indian Rupee	HSBK	Buy	34,646,000	525,411		1/29/16	-	(9,465)
Indian Rupee	JPHQ	Buy	5,421,000	82,408		1/29/16	-	(1,678)
Japanese Yen	DBAB	Sell	31,548,058	269,099		1/29/16	12,349	-
Brazilian Real	CITI	Sell	3,926,263	1,030,191		2/02/16	36,125	-
Chilean Peso	DBAB	Buy	48,500,000	69,714		2/04/16	-	(1,964)
Brazilian Real	DBAB	Buy	8,737,100	2,533,227	EUR	2/05/16	-	(472,111)
Indian Rupee	HSBK	Buy	28,986,500	436,471		2/05/16	-	(5,256)
Mexican Peso	DBAB	Buy	93,024,800	5,348,097	EUR	2/05/16	-	(77,483)
Chilean Peso	DBAB	Buy	73,563,000	105,938		2/08/16	-	(3,221)
Chilean Peso	MSCO	Buy	725,750,000	1,041,099		2/08/16	-	(27,729)
Euro	BZWS	Sell	736,000	808,452		2/08/16	29,072	-
Indian Rupee	DBAB	Buy	36,770,583	553,274		2/08/16	-	(6,503)
Euro	CITI	Sell	203,000	233,166		2/09/16	18,195	-
Euro	DBAB	Buy	2,298,000	2,469,431		2/09/16	-	(35,917)
Euro	DBAB	Sell	2,298,000	2,644,768		2/09/16	211,255	-
Euro	GSCO	Sell	616,000	708,092		2/09/16	55,766	-
Indian Rupee	JPHQ	Buy	4,211,000	63,216		2/09/16	-	(609)
Japanese Yen	CITI	Sell	42,706,000	366,129		2/09/16	18,498	-
Euro	HSBK	Sell	152,000	172,632		2/10/16	11,665	-
Indian Rupee	DBAB	Buy	21,608,400	324,987		2/10/16	-	(3,771)
Malaysian Ringgit	HSBK	Buy	3,370,000	848,247		2/10/16	-	(57,397)
Singapore Dollar	DBAB	Buy	372,000	268,553		2/10/16	-	(5,509)
Singapore Dollar	DBAB	Sell	372,000	258,276		2/10/16	-	(4,768)
Euro	BZWS	Sell	645,000	733,047		2/11/16	49,973	-
Malaysian Ringgit	HSBK	Buy	390,000	97,281		2/11/16	-	(5,762)
Chilean Peso	DBAB	Buy	98,286,500	139,216		2/12/16	-	(2,037)
Chilean Peso	JPHQ	Buy	4,559,000	6,437		2/12/16	-	(74)
Euro	GSCO	Sell	191,000	209,857		2/12/16	7,577	-
Japanese Yen	GSCO	Sell	49,397,000	419,169		2/12/16	17,049	-
Singapore Dollar	BZWS	Buy	105,482	75,859		2/12/16	-	(1,277)
Singapore Dollar	BZWS	Sell	105,482	74,930		2/12/16	348	-
Chilean Peso	DBAB	Buy	39,095,750	55,142		2/16/16	-	(600)
Chilean Peso	MSCO	Buy	35,755,000	50,401		2/16/16	-	(519)
Euro	SCNY	Sell	327,000	371,971		2/16/16	25,620	-
Indian Rupee	DBAB	Buy	3,601,000	53,626		2/16/16	-	(144)
Indian Rupee	HSBK	Buy	116,476,065	1,728,829		2/16/16	1,086	-
Chilean Peso	DBAB	Buy	70,321,937	99,108		2/17/16	-	(1,012)
Euro	GSCO	Sell	198,000	227,488		2/17/16	17,765	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	388,000	445,443	2/17/16	34,471	-
Japanese Yen	GSCO	Sell	4,527,440	38,391	2/17/16	1,532	-
Japanese Yen	JPHQ	Sell	8,460,000	71,611	2/17/16	2,735	-
Mexican Peso	MSCO	Buy	8,240,820	537,983	2/17/16	-	(43,553)
Chilean Peso	BZWS	Buy	9,450,000	13,205	2/18/16	-	(24)
Malaysian Ringgit	HSBK	Buy	1,364,326	322,117	2/18/16	-	(2,048)
Chilean Peso	MSCO	Buy	55,900,500	77,478	2/22/16	458	-
Euro	BZWS	Sell	695,000	796,588	2/22/16	60,336	-
Euro	DBAB	Sell	438,000	484,980	2/22/16	20,982	-
Euro	JPHQ	Sell	340,000	376,749	2/22/16	16,568	-
Indian Rupee	JPHQ	Buy	63,516,820	949,422	2/22/16	-	(6,903)
Chilean Peso	DBAB	Buy	18,500,000	25,637	2/23/16	152	-
Euro	DBAB	Sell	1,050,000	1,202,807	2/23/16	90,452	-
Indian Rupee	JPHQ	Buy	4,679,000	69,846	2/23/16	-	(425)
Euro	DBAB	Sell	1,550,000	1,775,215	2/24/16	133,122	-
Japanese Yen	DBAB	Sell	7,432,000	60,411	2/24/16	-	(103)
Japanese Yen	HSBK	Sell	14,916,000	121,224	2/24/16	-	(229)
Singapore Dollar	DBAB	Buy	227,500	161,428	2/24/16	-	(641)
Singapore Dollar	DBAB	Sell	227,500	157,891	2/24/16	-	(2,896)
Chilean Peso	BZWS	Buy	53,000,000	73,575	2/25/16	293	-
Chilean Peso	JPHQ	Buy	148,550,000	205,399	2/25/16	1,642	-
Japanese Yen	HSBK	Sell	32,060,000	271,773	2/25/16	10,721	-
Euro	BOFA	Sell	237,212	270,856	2/26/16	19,536	-
Euro	BZWS	Sell	721,115	822,886	2/26/16	58,883	-
Euro	DBAB	Sell	7,365,710	8,391,753	2/26/16	587,974	-
Japanese Yen	BZWS	Sell	17,800,000	149,964	2/26/16	5,023	-
Chilean Peso	DBAB	Buy	33,704,000	46,685	2/29/16	270	-
Euro	DBAB	Sell	194,873	222,929	2/29/16	16,448	-
Japanese Yen	HSBK	Sell	27,402,000	229,440	2/29/16	6,296	-
Malaysian Ringgit	HSBK	Buy	123,600	28,748	2/29/16	236	-
Mexican Peso	MSCO	Buy	4,153,100	268,896	2/29/16	-	(19,905)
Chilean Peso	DBAB	Buy	35,472,000	49,445	3/02/16	-	(38)
Euro	DBAB	Sell	153,000	172,446	3/02/16	10,322	-
Japanese Yen	JPHQ	Sell	70,000,000	590,730	3/03/16	20,641	-
Euro	DBAB	Sell	399,000	449,873	3/04/16	27,050	-
Japanese Yen	HSBK	Sell	33,100,000	278,444	3/04/16	8,865	-
Malaysian Ringgit	JPHQ	Buy	770,000	206,152	3/04/16	-	(25,618)
Euro	DBAB	Sell	62,000	69,862	3/07/16	4,154	-
Euro	BZWS	Sell	869,226	968,353	3/09/16	47,081	-
Euro	DBAB	Sell	2,120,000	2,356,698	3/09/16	109,761	-
Euro	HSBK	Sell	71,000	78,945	3/09/16	3,694	-
Euro	CITI	Sell	268,000	294,076	3/10/16	10,020	-
Euro	MSCO	Sell	202,000	221,422	3/10/16	7,320	-
Malaysian Ringgit	HSBK	Buy	3,220,478	848,030	3/11/16	-	(93,158)
Mexican Peso	CITI	Buy	3,811,400	239,390	3/11/16	-	(11,070)
Mexican Peso	HSBK	Buy	25,865,900	1,626,173	3/11/16	-	(76,691)
Euro	DBAB	Sell	563,000	600,186	3/14/16	3,379	-
Malaysian Ringgit	JPHQ	Buy	827,010	217,263	3/14/16	-	(23,436)
Mexican Peso	CITI	Buy	7,547,900	470,230	3/14/16	-	(18,178)
Singapore Dollar	DBAB	Buy	741,000	520,731	3/14/16	2,711	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Singapore Dollar	DBAB	Sell	741,000	526,222	3/14/16	2,780	-
Euro	BZWS	Sell	132,892	142,213	3/16/16	1,332	-
Euro	CITI	Sell	98,445	105,484	3/16/16	1,121	-
Euro	JPHQ	Sell	418,000	447,615	3/16/16	4,487	-
Japanese Yen	CITI	Sell	18,818,061	156,661	3/16/16	3,341	-
Japanese Yen	JPHQ	Sell	172,858,450	1,439,551	3/16/16	31,191	-
Singapore Dollar	HSBK	Buy	648,300	457,629	3/16/16	308	-
Singapore Dollar	HSBK	Sell	648,300	456,498	3/16/16	-	(1,439)
Mexican Peso	CITI	Buy	7,049,200	442,400	3/18/16	-	(20,340)
Euro	BZWS	Sell	60,021	68,208	3/21/16	4,568	-
Japanese Yen	CITI	Sell	16,634,000	138,299	3/22/16	2,748	-
Japanese Yen	MSCO	Sell	23,490,000	195,272	3/22/16	3,851	-
Euro	BZWS	Sell	81,680	87,758	3/23/16	1,148	-
Euro	DBAB	Sell	1,058,000	1,180,246	3/23/16	58,390	-
Mexican Peso	CITI	Buy	9,393,800	599,140	3/23/16	-	(36,908)
Euro	BZWS	Sell	144,692	161,750	3/24/16	8,320	-
Japanese Yen	BZWS	Sell	13,651,450	115,245	3/28/16	3,978	-
Malaysian Ringgit	DBAB	Buy	360,000	87,642	3/28/16	1,262	(4,576)
Malaysian Ringgit	HSBK	Buy	144,000	38,107	3/28/16	-	(4,376)
Euro	CITI	Sell	179,804	203,054	3/29/16	12,360	-
Euro	DBAB	Sell	584,000	653,711	3/29/16	34,343	-
Japanese Yen	JPHQ	Sell	18,778,488	156,234	3/29/16	3,173	-
South Korean Won	DBAB	Buy	1,307,000,000	1,177,584	3/29/16	-	(54,252)
Euro	BZWS	Sell	905,000	1,000,283	3/30/16	40,443	-
Euro	BZWS	Sell	905,000	1,017,066	3/31/16	57,196	-
Euro	DBAB	Sell	41,097	45,108	3/31/16	1,519	-
Euro	GSCO	Sell	600,000	659,040	3/31/16	22,662	-
Euro	HSBK	Sell	810,000	910,331	3/31/16	51,220	-
Japanese Yen	JPHQ	Sell	4,170,000	34,918	3/31/16	927	-
Malaysian Ringgit	HSBK	Buy	5,070,000	1,142,278	3/31/16	45,207	-
South Korean Won	HSBK	Buy	871,000,000	728,139	3/31/16	20,442	-
Euro	BZWS	Sell	212,293	231,818	4/01/16	6,646	-
Malaysian Ringgit	HSBK	Buy	2,920,700	657,993	4/07/16	25,904	-
Australian Dollar	CITI	Sell	17,916,470	12,700,000	4/08/16	-	(174,615)
Malaysian Ringgit	HSBK	Buy	2,100,000	561,617	4/11/16	-	(69,967)
Euro	DBAB	Sell	541,689	586,557	4/13/16	11,784	-
Euro	JPHQ	Sell	64,000	72,877	4/13/16	4,969	-
Euro	SCNY	Sell	198,000	212,499	4/13/16	2,405	-
Japanese Yen	CITI	Sell	20,800,000	174,111	4/13/16	4,493	-
Euro	JPHQ	Sell	450,000	480,879	4/14/16	3,379	-
Euro	DBAB	Sell	170,000	180,846	4/15/16	451	-
Euro	HSBK	Sell	507,192	540,413	4/18/16	2,156	-
Euro	HSBK	Sell	170,000	194,099	4/20/16	13,675	-
Euro	JPHQ	Sell	4,457,929	4,856,780	4/21/16	125,350	-
Euro	BZWS	Sell	208,570	225,826	4/22/16	4,453	-
Euro	DBAB	Sell	4,203,000	4,550,168	4/22/16	89,163	-
Euro	DBAB	Sell	623,000	689,786	4/27/16	28,435	-
Euro	DBAB	Sell	306,000	339,262	4/28/16	14,415	-
Euro	BZWS	Sell	201,960	220,735	4/29/16	6,329	-
Euro	DBAB	Sell	572,116	633,962	4/29/16	26,588	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Euro	GSCO	Sell	289,000	320,524		4/29/16	13,714	-
Euro	SCNY	Sell	1,228,000	1,352,396		4/29/16	48,719	-
Malaysian Ringgit	JPHQ	Buy	267,000	62,028		4/29/16	439	-
Euro	BZWS	Sell	737,531	829,407		5/05/16	46,272	-
Euro	BZWS	Sell	254,534	277,652		5/06/16	7,371	-
Japanese Yen	BZWS	Sell	15,100,000	124,716		5/06/16	1,490	-
Japanese Yen	SCNY	Sell	30,300,000	250,997		5/06/16	3,730	-
Euro	BZWS	Sell	379,000	424,632		5/09/16	22,145	-
Euro	GSCO	Sell	1,104,872	1,207,647		5/09/16	34,306	-
Euro	GSCO	Sell	469,000	504,386		5/12/16	6,274	-
Euro	SCNY	Sell	190,000	204,052		5/12/16	2,258	-
Japanese Yen	GSCO	Sell	57,105,000	465,381		5/12/16	-	(721)
Japanese Yen	SCNY	Sell	42,686,000	347,587		5/12/16	-	(824)
Euro	GSCO	Sell	274,000	296,449		5/16/16	5,403	-
Japanese Yen	SCNY	Sell	34,402,400	281,452		5/16/16	617	-
Euro	BZWS	Sell	896,946	1,030,232		5/18/16	77,424	-
Indonesian Rupiah	JPHQ	Buy	20,592,000,000	1,825,047	AUD	5/18/16	118,818	-
Euro	DBAB	Sell	431,774	461,817		5/19/16	3,137	-
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	481,868	AUD	5/19/16	29,289	-
Japanese Yen	CITI	Sell	29,454,000	240,304		5/19/16	-	(159)
Malaysian Ringgit	DBAB	Buy	498,560	113,103		5/19/16	3,450	-
Euro	JPHQ	Sell	1,446,631	1,660,320		5/20/16	123,493	-
Japanese Yen	JPHQ	Sell	21,372,000	179,950		5/20/16	5,463	-
Malaysian Ringgit	HSBK	Buy	324,000	73,196		5/20/16	2,546	-
Euro	BZWS	Sell	405,000	454,218		5/23/16	23,924	-
Euro	DBAB	Sell	430,000	481,824		5/23/16	24,969	-
Malaysian Ringgit	HSBK	Buy	17,700	4,781		5/23/16	-	(643)
Mexican Peso	DBAB	Buy	14,550,000	932,836		5/23/16	-	(65,892)
Japanese Yen	HSBK	Sell	6,209,000	50,804		5/25/16	104	-
Euro	BZWS	Sell	237,520	276,657		5/26/16	24,279	-
Euro	JPHQ	Sell	543,898	609,718		5/26/16	31,796	-
Japanese Yen	BZWS	Sell	23,333,000	198,157		5/26/16	7,624	-
Japanese Yen	SCNY	Sell	23,295,000	196,516		5/26/16	6,293	-
Mexican Peso	HSBK	Buy	8,043,980	515,838		5/26/16	-	(36,653)
Malaysian Ringgit	HSBK	Buy	72,700	19,649		5/31/16	-	(2,661)
Malaysian Ringgit	JPHQ	Buy	1,085,000	290,480		5/31/16	-	(36,955)
Mexican Peso	HSBK	Buy	7,191,663	455,125		5/31/16	-	(26,885)
Euro	BZWS	Sell	102,650	114,190		6/06/16	5,074	-
Euro	DBAB	Sell	340,000	381,075		6/06/16	19,658	-
Euro	HSBK	Sell	3,918,024	4,441,629		6/06/16	276,803	-
Euro	MSCO	Sell	2,850,000	3,169,856		6/06/16	140,330	-
Mexican Peso	CITI	Buy	9,726,730	611,648		6/06/16	-	(32,746)
Euro	GSCO	Sell	265,800	302,669		6/08/16	20,104	-
Mexican Peso	CITI	Buy	9,716,000	608,219		6/08/16	-	(30,054)
Euro	GSCO	Sell	399,000	454,441		6/13/16	30,194	-
Mexican Peso	CITI	Buy	9,934,280	626,255		6/13/16	-	(35,350)
Euro	DBAB	Sell	386,000	439,862		6/15/16	29,406	-
Japanese Yen	CITI	Sell	9,278,000	75,646		6/16/16	-	(176)
Mexican Peso	CITI	Buy	7,642,000	488,088		6/22/16	-	(33,877)
Indonesian Rupiah	JPHQ	Buy	58,440,000,000	5,312,727	AUD	6/23/16	210,569	-

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Indonesian Rupiah	JPHQ	Buy	25,600,000,000	2,332,149	AUD	6/24/16	88,370	-
Japanese Yen	BZWS	Sell	63,037,000	514,116		6/30/16	-	(1,303)
Malaysian Ringgit	JPHQ	Buy	875,900	228,396		7/05/16	-	(24,098)
Malaysian Ringgit	DBAB	Buy	345,400	89,205		7/08/16	-	(8,655)
Mexican Peso	CITI	Buy	13,138,239	811,128		7/08/16	-	(31,293)
Mexican Peso	CITI	Buy	5,364,031	329,506		7/11/16	-	(11,199)
Euro	JPHQ	Sell	64,000	73,037		7/13/16	4,909	-
Euro	MSCO	Sell	356,000	393,024		7/18/16	13,988	-
Malaysian Ringgit	JPHQ	Buy	433,000	103,962		7/19/16	-	(3,040)
Malaysian Ringgit	DBAB	Buy	18,003,280	4,605,008		7/20/16	-	(409,087)
Mexican Peso	DBAB	Buy	32,003,472	1,972,965		7/20/16	-	(75,284)
Philippine Peso	DBAB	Buy	90,804,000	1,960,320		7/20/16	-	(62,343)
Euro	MSCO	Sell	388,000	424,142		7/22/16	10,972	-
Euro	DBAB	Sell	344,770	380,191		7/25/16	13,014	-
Malaysian Ringgit	HSBK	Buy	389,000	89,890		7/25/16	749	-
Malaysian Ringgit	DBAB	Buy	278,000	66,396		7/26/16	-	(1,624)
Malaysian Ringgit	HSBK	Buy	186,060	42,955		7/26/16	396	-
Malaysian Ringgit	JPHQ	Buy	753,000	192,337		7/27/16	-	(16,903)
Euro	BZWS	Sell	152,000	167,882		7/28/16	5,985	-
Euro	CITI	Sell	311,346	343,799		7/28/16	12,179	-
Euro	BZWS	Sell	119,968	133,693		7/29/16	5,908	-
Euro	DBAB	Sell	29,935	33,500		7/29/16	1,615	-
Euro	JPHQ	Sell	1,228,000	1,369,576		7/29/16	61,563	-
Japanese Yen	BZWS	Sell	37,960,000	310,772		7/29/16	55	-
Malaysian Ringgit	JPHQ	Buy	314,000	79,736		7/29/16	-	(6,586)
Euro	BZWS	Sell	97,592	107,730		8/05/16	3,751	-
Euro	CITI	Sell	1,229,000	1,359,458		8/05/16	50,027	-
Euro	HSBK	Sell	1,228,000	1,355,589		8/05/16	47,224	-
Euro	JPHQ	Sell	743,700	821,063		8/05/16	28,692	-
Indian Rupee	DBAB	Buy	118,000,000	1,563,109	EUR	8/05/16	38,050	-
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,002,454	EUR	8/05/16	48,559	-
Malaysian Ringgit	DBAB	Buy	21,900,000	4,976,707	EUR	8/05/16	-	(202,479)
Philippine Peso	DBAB	Buy	22,300,000	432,003	EUR	8/05/16	5,448	-
Singapore Dollar	DBAB	Buy	5,160,000	3,375,638	EUR	8/05/16	36,098	-
South Korean Won	DBAB	Buy	7,676,000,000	5,932,498	EUR	8/05/16	268,040	-
Japanese Yen	MSCO	Sell	16,900,000	136,480		8/08/16	-	(1,903)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,398,354		8/08/16	-	(93,067)
Euro	CITI	Sell	137,819	151,374		8/10/16	4,507	-
Japanese Yen	CITI	Sell	15,026,000	121,636		8/10/16	-	(1,413)
Euro	DBAB	Sell	513,000	566,324		8/11/16	19,625	-
Euro	JPHQ	Sell	680,100	748,450		8/11/16	23,674	-
South Korean Won	HSBK	Buy	440,000,000	46,360,686	JPY	8/12/16	-	(2,018)
Euro	MSCO	Sell	217,000	245,007		8/15/16	13,717	-
Euro	MSCO	Sell	217,000	243,298		8/17/16	11,990	-
Singapore Dollar	BZWS	Buy	303,000	215,398		8/17/16	-	(2,145)
Singapore Dollar	BZWS	Sell	303,000	214,187		8/17/16	935	-
Euro	BZWS	Sell	781,000	874,310		8/18/16	41,782	-
Japanese Yen	DBAB	Sell	16,770,000	136,217		8/18/16	-	(1,154)
Euro	JPHQ	Sell	868,000	966,835		8/22/16	41,424	-
Japanese Yen	HSBK	Sell	34,880,000	283,071		8/22/16	-	(2,692)

Templeton Income Trust
Statement of Investments, November 30, 2015 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	22,704,000	184,231		8/22/16	-	(1,777)
Mexican Peso	HSBK	Buy	8,229,279	485,933		8/22/16	679	-
Japanese Yen	BZWS	Sell	7,521,000	61,356		8/24/16	-	(265)
Euro	SCNY	Sell	125,681	146,401		8/26/16	12,386	-
Japanese Yen	JPHQ	Sell	47,094,000	399,742		8/26/16	13,854	-
Euro	JPHQ	Sell	55,232	63,528		8/29/16	4,626	-
Japanese Yen	DBAB	Sell	17,053,000	143,363		8/29/16	3,612	-
Japanese Yen	JPHQ	Sell	22,517,000	189,221		8/29/16	4,693	-
Mexican Peso	HSBK	Buy	8,254,764	471,396		8/29/16	16,429	-
Euro	DBAB	Sell	94,076	106,400		8/31/16	6,064	-
Japanese Yen	JPHQ	Sell	24,149,000	202,081		8/31/16	4,161	-
Euro	JPHQ	Sell	3,960,000	4,486,819		9/06/16	262,188	-
Mexican Peso	HSBK	Buy	5,527,700	316,456		9/06/16	9,979	-
Malaysian Ringgit	DBAB	Buy	1,065,198	242,338		9/19/16	5,167	-
Japanese Yen	BZWS	Sell	18,748,705	157,242		9/20/16	3,447	-
Mexican Peso	HSBK	Buy	9,133,350	521,846		9/30/16	16,374	-
Euro	DBAB	Sell	7,884,000	8,937,302		10/03/16	516,354	-
Mexican Peso	CITI	Buy	34,539,000	1,976,198		10/06/16	58,077	-
Euro	DBAB	Sell	780,000	882,258		10/07/16	48,987	-
Euro	JPHQ	Sell	430,000	485,853		10/07/16	26,485	-
Euro	DBAB	Sell	2,355,917	2,671,175		10/11/16	153,911	-
Euro	GSCO	Sell	195,000	220,958		10/11/16	12,604	-
Euro	HSBK	Sell	396,000	449,108		10/13/16	25,950	-
Euro	JPHQ	Sell	65,000	74,368		10/13/16	4,910	-
Mexican Peso	DBAB	Buy	46,934,000	2,747,249		10/17/16	14,383	-
Japanese Yen	BZWS	Sell	20,800,000	175,147		10/24/16	4,273	-
Euro	BZWS	Sell	901,419	1,003,527		10/27/16	39,688	-
Euro	DBAB	Sell	36,060	40,164		11/04/16	1,593	-
Euro	DBAB	Sell	148,000	163,695		11/07/16	5,369	-
Japanese Yen	BOFA	Sell	15,120,000	126,071		11/07/16	1,783	-
Japanese Yen	CITI	Sell	34,542,911	286,997		11/09/16	3,024	-
Euro	CITI	Sell	504,830	545,646		11/14/16	5,425	-
Euro	DBAB	Sell	113,000	123,037		11/14/16	2,114	-
Euro	JPHQ	Sell	1,121,018	1,211,501		11/14/16	11,895	-
Japanese Yen	CITI	Sell	87,219,000	716,731		11/14/16	-	(441)
Japanese Yen	HSBK	Sell	15,273,000	125,410		11/14/16	-	(175)
Japanese Yen	JPHQ	Sell	33,933,000	278,411		11/14/16	-	(609)
Japanese Yen	CITI	Sell	42,685,000	351,824		11/16/16	809	-
Japanese Yen	MSCO	Sell	6,000,000	49,430		11/16/16	89	-
Euro	DBAB	Sell	1,328,838	1,444,075		11/17/16	21,890	-
Japanese Yen	DBAB	Sell	23,793,000	195,929		11/18/16	253	-
Japanese Yen	CITI	Sell	33,082,000	271,398		11/21/16	-	(708)
Mexican Peso	CITI	Buy	360,062,136	19,467,825	EUR	11/23/16	276,459	-
Euro	DBAB	Sell	13,877	14,988		11/28/16	129	-
Total Forward Exchange Contracts							$8,450,185	$(4,012,311)
Net unrealized appreciation (depreciation)							$4,437,874

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$26,620,000	10/17/17	$-	$(6,405)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	12,040,000	1/22/25	21,133	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	15,050,000	1/23/25	-	(46,922)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	8,880,000	1/27/25	-	(28,090)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	2,220,000	1/29/25	318	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1,880,000	1/30/25	-	(347)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2,960,000	2/03/25	33,152	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%	LCH	4,540,000	7/02/25	-	(207,539)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	18,210,000	7/29/25	-	(564,807)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	5,970,000	7/29/45	-	(341,789)
Total Interest Rate Swap Contracts				$54,603	$(1,195,899)
Net unrealized appreciation (depreciation)					$(1,141,296)

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Charted Bank

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit

Templeton Income Trust

Statement of Investments, November 30, 2015 (unaudited) (continued)

PHP	-	Philippine Peso
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Cetain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Cetain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Cetain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging	Templeton	Templeton	Templeton
	Markets Bond	Global Bond	Global Total	International
	Fund	Fund	Return Fund	Bond Fund

Cost of investments	$16,951,944	$59,208,492,663	$7,919,101,228	$399,545,712
Unrealized appreciation	$105,779	$809,020,297	$85,923,213	$5,113,355
Unrealized depreciation	(1,700,839)	(4,135,987,676)	(945,113,098)	(31,788,809)
Net unrealized appreciation
(depreciation)	$(1,595,060)	$(3,326,967,379)	$(859,189,886)	$(26,675,454)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amounts/		Acquisition
Warrants	Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84	Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$-	$-
1,503,436	Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	-	-
121,670	Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	-	-
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	600,000	576,411
	Total Restricted Securities (Value is 3.53% of Net Assets)		$600,000	$576,411

Templeton Global Total Return Fund
22,026	Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$-	$-
394,125,656	Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	-	-
31,895,811	Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	-	-
			$-	$-

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

								% of
								Affiliated
								Fund Shares
	Shares Held							Outstanding
	at Beginning	Gross	Gross	Share Held at	Value at End of	Investment	Realized Held at End of
	of Period	Additions	Reductions	End of Period	Period	Income Gain (Loss)		Period
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,371,759	2,025,950	(901,380)	2,496,329	$2,496,329	$ -	$-	0.01%

Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	9,570,839,633	6,499,919,252	(5,208,521,026)	10,862,237,859	$10,862,237,859	$ -	$-	48.58%

Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	491,768,089	1,058,140,469	(679,440,342)	870,468,216	$870,468,216	$ -	$-	3.89%

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	89,323,667	62,063,370	(39,533,734)	111,853,303	$111,853,303	$ -	$-	0.50%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$	- [b] $	-
Foreign Government and Agency Securities[c]	-	10,394,783		-	10,394,783
Quasi-Sovereign and Corporate Bonds[c]	-	1,514,583		576,411	2,090,994
Short Term Investments	2,496,329	374,778		-	2,871,107
Total Investments in Securities	$2,496,329	$12,284,144		$576,411	$15,356,884

Other Financial Instruments
Forw ard Exchange Contracts	$-	$296,492		$-	$296,492
Sw ap Contracts	-	2,016		-	2,016
Total Other Financial Instruments	$-	$298,508		$-	$298,508

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$88,610		$-	$88,610
Sw ap Contracts	-	226,137		-	226,137
Total Other Financial Instruments	$-	$314,747		$-	$314,747

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[c]	$-	$39,306,473,965		$-	$39,306,473,965
Quasi-Sovereign and Corporate Bonds[c]	-	756,446,630		-	756,446,630
Short Term Investments	10,862,237,859	4,956,366,830		-	15,818,604,689
Total Investments in Securities	10,862,237,859	45,019,287,425		-	55,881,525,284
Other Financial Instruments
Forw ard Exchange Contracts	$-	$1,694,444,591		$-	$1,694,444,591
Sw ap Contracts	-	9,537,225		-	9,537,225
Total Other Financial Instruments	$-	$1,703,981,816		$-	$1,703,981,816

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$552,506,563		$-	$552,506,563
Sw ap Contracts	-	144,926,716		-	144,926,716
Total Other Financial Instruments	$-	$697,433,279		$-	$697,433,279

Templeton Global Total Return Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$	- [b] $	-
United Kingdom	-	1,524,617		-	1,524,617
Convertible Bonds	-	46,287,284		-	46,287,284
Foreign Government and Agency Securities[c]	-	5,379,290,290		-	5,379,290,290
Quasi-Sovereign and Corporate Bonds[c]	-	340,490,242		15,850	340,506,092
Senior Floating Rate Interests[c]	-	864,666		-	864,666
Escrow s and Litigation Trusts[c]	-	-		- [b]	-
Short Term Investments	870,468,216	420,970,177		-	1,291,438,393
Total Investments in Securities	$870,468,216	$6,189,427,276		$15,850	$7,059,911,342
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$253,342,187		$-	$253,342,187
Sw ap Contracts	-	725,829		-	725,829
Total Other Financial Instruments	$-	$254,068,016		$-	$254,068,016
Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$60,062,503		$-	$60,062,503
Sw ap Contracts	-	68,822,934		-	68,822,934
Total Other Financial Instruments	$-	$128,885,437		$-	$128,885,437

Templeton International Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities[c]	$-	$245,519,787		$-	$245,519,787
Short Term Investments	111,853,303	15,497,168		-	127,350,471
Total Investments in Securities	111,853,303	261,016,955		-	372,870,258

Other Financial Instruments
Forw ard Exchange Contracts	$-	$8,450,185		$-	$8,450,185
Sw ap Contracts	-	54,603		-	54,603
Total Other Financial Instruments	$-	$8,504,788		$-	$8,504,788

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$4,012,311		$-	$4,012,311
Sw ap Contracts	-	1,195,899		-	1,195,899
Total Other Financial Instruments	$-	$5,208,210		$-	$5,208,210

aIncludes common and convertible preferred stocks as w ell as other equity investments.
bIncludes securities determined to have no value at November 30, 2015.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2015, is as follows:

Net Change in
Unrealized
Appreciation
	Balance at		Transfers			Net Unrealized			(Depreciation) on
	Beginning of	Purchases	Into (Out of)	Cost Basis	Net Realized	Appreciation Balance at End			Assets Held at
	Period	(Sales)	Level 3	Adjustments	Gain (Loss)	(Depreciation)		of Period	Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$594,953	$-	$ -	$ -	$-	$(18,542	) $	576,411	$(18,542)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2015, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique Unobservable Inputs		Amount	Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
		Discounted Cash Flow
Quasi-Sovereign and Corporate Bonds	$576,411	Model	Discount rate[b]	8.6%	Decrease

[a] Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.
[b] The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By /s/MARK H. OTANI______________

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2016